UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	2/28/2007

Date of reporting period:	5/31/2007

Item 1.    Schedule of Investments

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds – 71.9%
CONSUMER DISCRETIONARY – 8.2%
Automobiles – 0.4%
General Motors Corp.
	1.500% 06/01/09	194,000	4,840,300
Automobiles Total			4,840,300
Casinos & Gaming – 0.1%
Shuffle Master, Inc.
	1.250% 04/15/24	840,000	802,200
Casinos & Gaming Total			802,200
Hotels, Restaurants & Leisure – 2.6%
Carnival Corp.
	(a)1.132% 04/29/33 (0.000% 04/29/08)	2,870,000	2,026,937
Hilton Hotels Corp.
	3.375% 04/15/23	6,972,000	11,146,485
International Game Technology
	2.600% 12/15/36	1,650,000	1,604,625
	2.600% 12/15/36(b)	2,000,000	1,945,000
Scientific Games Corp.
	(a)0.750% 12/01/24 (0.500 06/01/10)	800,000	1,076,000
	(a)0.750% 12/01/24 (0.500 06/01/10)(b)	7,158,000	9,627,510
Hotels, Restaurants & Leisure Total			27,426,557
Internet & Catalog Retail – 0.7%
Amazon.com, Inc.
	4.750% 02/01/09	6,973,000	7,095,028
Internet & Catalog Retail Total			7,095,028
Media – 3.3%
Lions Gate Entertainment Corp.
	2.938% 10/15/24(b)	3,856,000	4,525,980
	2.938% 10/15/24	1,630,000	1,913,212
	(a)3.625% 03/15/25 (3.125 03/15/12)(b)	2,960,000	3,163,500
	(a)3.625% 03/15/25 (3.125 03/15/12)	2,905,000	3,104,719
Playboy Enterprises, Inc.
	3.000% 03/15/25(b)	651,000	602,989
Sirius Satellite Radio, Inc.
	2.500% 02/15/09	1,840,000	1,823,900
Walt Disney Co.
	2.125% 04/15/23	12,865,000	15,823,950

1

		Par ($)	Value ($)*
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
XM Satellite Radio Holdings, Inc.
	1.750% 12/01/09	5,498,000	4,687,045
Media Total			35,645,295
Specialty Retail – 1.1%
United Auto Group, Inc.
	3.500% 04/01/26	700,000	777,875
	3.500% 04/01/26(b)	9,950,000	11,056,937
Specialty Retail Total			11,834,812
CONSUMER DISCRETIONARY TOTAL			87,644,192
CONSUMER STAPLES – 1.4%
Agriculture – 0.9%
Archer-Daniels-Midland Co.
	0.875% 02/15/14(b)	10,000,000	9,762,500
Agriculture Total			9,762,500
Household Products – 0.5%
Church & Dwight
	5.250% 08/15/33(b)	3,315,000	5,486,325
Household Products Total			5,486,325
CONSUMER STAPLES TOTAL			15,248,825
ENERGY – 5.6%
Coal – 0.7%
Peabody Energy Corp.
	4.750% 12/15/66	7,340,000	8,184,100
Coal Total			8,184,100
Energy Equipment & Services – 1.8%
Nabors Industries, Inc.
	0.940% 05/15/11	4,870,000	4,815,213
Pride International, Inc.
	3.250% 05/01/33(b)	3,560,000	5,130,850
	3.250% 05/01/33	3,830,000	5,519,987
Schlumberger Ltd.
	2.125% 06/01/23	1,763,000	3,455,480
Energy Equipment & Services Total			18,921,530
Oil & Gas Services – 0.6%
Hornbeck Offshore Services, Inc.
	(a)1.625% 11/15/26 (1.375 11/15/13)(b)	6,000,000	6,312,600
Oil & Gas Services Total			6,312,600

2

		Par ($)	Value ($)*
Convertible Bonds – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 2.5%
Cheniere Energy, Inc.
	2.250% 08/01/12(b)	1,987,000	2,369,498
	2.250% 08/01/12	964,000	1,149,570
Chesapeake Energy Corp.
	2.750% 11/15/35(b)	3,231,000	3,529,868
	2.750% 11/15/35	10,115,000	11,050,637
OMI Corp.
	2.875% 12/01/24(b)	4,050,000	4,794,187
	2.875% 12/01/24	3,460,000	4,095,775
Oil, Gas & Consumable Fuels Total			26,989,535
ENERGY TOTAL			60,407,765
FINANCIALS – 5.1%
Biotechnology – 0.3%
BioMarin Pharmaceuticals, Inc.
	1.875% 04/23/17	980,000	1,040,025
Genzyme Corp.
	1.250% 12/01/23	1,950,000	2,062,125
Biotechnology Total			3,102,150
Commercial Banks – 1.4%
PrivateBancorp, Inc.
	3.625% 03/15/27(b)	2,000,000	2,034,720
Wells Fargo & Co.
	5.106% 05/01/33(c)	13,183,000	13,152,416
Commercial Banks Total			15,187,136
Insurance – 1.4%
American Equity Investment Life Insurance Co.
	5.250% 12/06/24(b)	3,488,000	3,919,640
Conseco, Inc.
	(a)3.500% 09/30/35 (0.000% 09/30/10)(b)	6,665,000	6,540,031
	(a)3.500% 09/30/35 (0.000% 09/30/10)	3,976,000	3,901,450
Insurance Total			14,361,121
Real Estate Investment Trusts (REITs) – 2.0%
Boston Properties, Inc.
	3.750% 05/15/36	2,933,000	3,460,940
CapitalSource, Inc.
	4.000% 07/15/34(c)	8,955,000	10,656,450
Digital Realty Trust LP
	4.125% 08/15/26(b)	2,730,000	3,546,898

3

		Par ($)	Value ($)*
Convertible Bonds – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Prologis
	2.250% 04/01/37(b)	4,000,000	3,910,000
Real Estate Investment Trusts (REITs) Total			21,574,288
FINANCIALS TOTAL			54,224,695
HEALTH CARE – 20.0%
Biotechnology – 5.1%
Amgen, Inc.
	0.125% 02/01/11(b)	2,982,000	2,724,803
	0.375% 02/01/13	2,864,000	2,577,600
	0.375% 02/01/13(b)	4,970,000	4,473,000
Amylin Pharmaceuticals
	2.500% 04/15/11(b)	5,965,000	8,887,850
BioMarin Pharmaceuticals, Inc.
	2.500% 03/29/13	2,987,000	3,815,892
Cubist Pharmaceuticals, Inc.
	2.250% 06/15/13	2,957,000	2,953,304
Invitrogen Corp.
	2.000% 08/01/23	2,876,000	3,343,350
	3.250% 06/15/25	4,886,000	4,910,430
Isis Pharmaceuticals, Inc.
	2.625% 02/15/27(b)	4,000,000	3,940,000
OSI Pharmaceuticals, Inc.
	3.250% 09/08/23	980,000	981,225
PDL BioPharma, Inc.
	2.000% 02/15/12(b)	3,210,000	4,112,812
	2.000% 02/15/12	5,572,000	7,139,125
Vertex Pharmaceuticals
	5.000% 09/19/07	4,400,000	4,345,000
Biotechnology Total			54,204,391
Health Care Equipment & Supplies – 6.7%
Advanced Medical Optics, Inc.
	2.500% 07/15/24(b)	5,200,000	5,083,000
American Medical Systems Holdings, Inc.
	3.250% 07/01/36	1,750,000	2,027,813
Beckman Coulter, Inc.
	2.500% 12/15/36(b)	220,000	232,650
Cytyc Corp.
	2.250% 03/15/24	10,168,000	14,616,500

4

		Par ($)	Value ($)*
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Edwards Lifesciences Corp.
	3.875% 05/15/33	7,955,000	8,273,200
Fisher Scientific International, Inc.
	3.250% 03/01/24	13,077,000	19,517,422
Inverness Medical Innovations, Inc.
	3.000% 05/15/16(b)	10,000,000	10,900,000
Medtronic, Inc.
	1.500% 04/15/11(b)	10,938,000	11,553,262
Health Care Equipment & Supplies Total			72,203,847
Health Care Providers & Services – 4.3%
Apria Healthcare Group, Inc.
	3.375% 09/01/33	3,710,000	3,904,775
Chemed Corp.
	1.875% 05/15/14(b)	2,250,000	2,328,750
Henry Schein, Inc.
	3.000% 08/15/34(b)	3,980,000	5,089,425
LifePoint Hospitals, Inc.
	3.500% 05/15/14	7,827,000	8,159,647
Lincare Holdings, Inc.
	3.000% 06/15/33(b)	12,890,000	12,632,200
Manor Care, Inc.
	2.000% 06/01/36(b)	2,990,000	4,167,313
	(a)2.125% 08/01/35 (1.875% 08/01/10)	3,482,000	5,401,453
Omnicare, Inc.
	3.250% 12/15/35	5,393,000	4,590,791
Health Care Providers & Services Total			46,274,354
Life Sciences Tool & Services – 0.3%
Nektar Therapeutics
	3.250% 09/28/12	3,305,000	2,978,631
Life Sciences Tool & Services Total			2,978,631
Pharmaceuticals – 3.6%
Allergan, Inc.
	1.500% 04/01/26(b)	9,100,000	10,112,375
	1.500% 04/01/26	100,000	111,125
Bristol-Myers Squibb Co.
	4.855% 09/15/23(c)	8,808,000	8,830,020
Mylan Laboratories, Inc.
	1.250% 03/15/12	3,413,000	3,468,461
Teva Pharmaceutical Finance LLC
	0.250% 02/01/26	2,935,000	2,894,644

5

		Par ($)	Value ($)*
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth
	4.877% 01/15/24(c)	6,142,000	6,951,516
	4.877% 01/15/24(b)(c)	5,060,000	5,726,908
Pharmaceuticals Total			38,095,049
HEALTH CARE TOTAL			213,756,272
INDUSTRIALS – 8.6%
Aerospace & Defense – 3.6%
Ceradyne, Inc.
	2.875% 12/15/35	2,944,000	3,830,880
DRS Technologies, Inc.
	2.000% 02/01/26(b)	7,450,000	7,636,250
L-3 Communications Corp.
	3.000% 08/01/35(b)	4,756,000	5,267,270
	3.000% 08/01/35	11,130,000	12,326,475
Lockheed Martin Corp.
	5.110% 08/15/33(c)	6,695,000	9,334,437
Aerospace & Defense Total			38,395,312
Airlines – 0.6%
UAL Corp.
	5.000% 02/01/21	5,600,000	6,130,712
Airlines Total			6,130,712
Commercial Services & Supplies – 0.3%
Waste Connections, Inc.
	3.750% 04/01/26	2,918,000	3,209,800
Commercial Services & Supplies Total			3,209,800
Electrical Components & Equipment – 0.4%
General Cable Corp.
	0.875% 11/15/13	2,825,000	4,163,344
Electrical Components & Equipment Total			4,163,344
Electrical Equipment – 0.8%
Roper Industries, Inc.
	(a)1.481% 01/15/34 (0.000% 01/15/09)	11,560,000	8,511,050
Electrical Equipment Total			8,511,050
Environmental Control – 0.9%
Covanta Holding Corp.
	1.000% 02/01/27	9,500,000	9,642,500
Environmental Control Total			9,642,500

6

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Machinery – 1.2%
Barnes Group, Inc.
	3.750% 08/01/25	3,637,000	5,450,954
Trinity Industries, Inc.
	3.875% 06/01/36	6,830,000	7,880,112
Machinery Total			13,331,066
Trading Companies & Distributors – 0.8%
WESCO International, Inc.
	1.750% 11/15/26	3,600,000	3,532,500
	1.750% 11/15/26(b)	5,000,000	4,906,250
Trading Companies & Distributors Total			8,438,750
INDUSTRIALS TOTAL			91,822,534
INFORMATION TECHNOLOGY – 19.0%
Communications Equipment – 2.1%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	3,020,374
Liberty Media Corp.
	3.500% 01/15/31(b)	2,030,647	2,002,725
	3.500% 01/15/31	7,243,372	7,143,775
Lucent Technologies, Inc.
	2.875% 06/15/23	2,870,000	3,002,738
	2.875% 06/15/25	2,870,000	3,207,225
Nortel Networks Corp.
	2.125% 04/15/14(b)	2,500,000	2,550,000
Powerwave Technologies, Inc.
	1.875% 11/15/24	1,762,000	1,576,990
Communications Equipment Total			22,503,827
Computers & Peripherals – 0.8%
EMC Corp.
	1.750% 12/01/11	3,750,000	4,490,625
	1.750% 12/01/11(b)	3,500,000	4,191,250
Computers & Peripherals Total			8,681,875
Electronic Equipment & Instruments – 2.9%
Avnet, Inc.
	2.000% 03/15/34	5,871,000	7,859,801
Flir Systems, Inc.
	3.000% 06/01/23	1,447,000	2,796,328
L-1 Identity Solutions, Inc.
	3.750% 05/15/27(b)	3,000,000	3,105,000
Vishay Intertechnology, Inc.
	3.625% 08/01/23	6,670,000	6,961,812

7

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	3.625% 08/01/23(b)	9,880,000	10,312,250
Electronic Equipment & Instruments Total			31,035,191
Electronic Equipment Manufacturers – 0.1%
Newport Corp.
	2.500% 02/15/12(b)	500,000	463,279
Electronic Equipment Manufacturers Total			463,279
Internet Software & Services – 0.3%
Equinix, Inc.
	2.500% 04/15/12	3,490,000	3,524,900
Internet Software & Services Total			3,524,900
IT Services – 4.7%
Ciber, Inc.
	2.875% 12/15/23(b)	7,288,000	7,032,920
CSG Systems International, Inc.
	2.500% 06/15/24(b)	9,920,000	11,284,000
DST Systems, Inc.
	4.125% 08/15/23(b)	9,925,000	17,716,125
Electronic Data Systems Corp.
	3.875% 07/15/23(b)	12,940,000	13,295,850
	3.875% 07/15/23	950,000	976,125
IT Services Total			50,305,020
Semiconductors – 0.2%
Cypress Semiconductor Corp.
	1.000% 09/15/09(b)	2,000,000	2,125,000
Semiconductors Total			2,125,000
Semiconductors & Semiconductor Equipment – 4.4%
Agere Systems, Inc.
	6.500% 12/15/09	8,190,000	8,353,800
Amkor Technology, Inc.
	2.500% 05/15/11	970,000	1,149,450
ASM International NV
	4.250% 12/06/11(b)	2,990,000	3,958,013
	4.250% 12/06/11	738,000	976,928
Fairchild Semiconductor Corp.
	5.000% 11/01/08	9,470,000	9,339,787
Intel Corp.
	2.950% 12/15/35	7,835,000	7,237,581
	2.950% 12/15/35(b)	8,028,000	7,415,865

8

		Par ($)	Value ($)*
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Linear Technology Corp.
	3.000% 05/01/27(b)	2,500,000	2,537,500
	3.125% 05/01/27(b)	2,500,000	2,515,625
Micron Technology, Inc.
	1.875% 06/01/14	990,000	1,029,600
Skyworks Solutions, Inc.
	4.750% 11/15/07	612,000	607,410
Spansion, Inc.
	2.250% 06/15/16(b)	1,985,000	1,709,581
Semiconductors & Semiconductor Equipment Total			46,831,140
Software – 3.5%
Amdocs Ltd.
	0.500% 03/15/24	8,829,000	9,093,870
Fair Isaac Corp.
	1.500% 08/15/23	4,900,000	5,034,750
Lawson Software, Inc.
	2.500% 04/15/12(b)	5,000,000	5,125,000
Mentor Graphics Corp.
	6.250% 03/01/26	1,919,000	2,175,666
Sybase, Inc.
	1.750% 02/22/25(b)	10,620,000	11,642,175
Symantec Corp.
	0.750% 06/15/11(b)	4,000,000	4,615,000
Software Total			37,686,461
INFORMATION TECHNOLOGY TOTAL			203,156,693
MATERIALS – 0.6%
Containers & Packaging – 0.6%
Sealed Air Corp.
	3.000% 06/30/33(b)	6,900,000	6,900,000
Containers & Packaging Total			6,900,000
MATERIALS TOTAL			6,900,000
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 0.6%
Liberty Media Corp.
	4.000% 11/15/29	2,338,000	1,540,158
Time Warner Telecom, Inc.
	2.375% 04/01/26	3,896,000	4,777,470
Diversified Telecommunication Services Total			6,317,628

9

		Par ($)	Value ($)*
Convertible Bonds – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 1.7%
American Tower Corp.
	3.000% 08/15/12	933,000	2,017,612
Dobson Communications
	1.500% 10/01/25(b)	3,975,000	4,735,219
Nextel Communications, Inc.
	5.250% 01/15/10	2,862,000	2,826,225
NII Holdings, Inc.
	2.750% 08/15/25	280,000	486,150
	2.750% 08/15/25(b)	2,095,000	3,637,444
	3.125% 06/15/12(b)	5,000,000	5,000,000
Wireless Telecommunication Services Total			18,702,650
TELECOMMUNICATION SERVICES TOTAL			25,020,278
UTILITIES – 1.1%
Electric Utilities – 0.6%
Centerpoint Energy, Inc.
	3.750% 05/15/23	3,592,000	6,065,990
Electric Utilities Total			6,065,990
Multi-Utilities – 0.5%
CMS Energy Corp.
	2.875% 12/01/24	3,940,000	5,383,025
Multi-Utilities Total			5,383,025
UTILITIES TOTAL			11,449,015

	Total Convertible Bonds (cost of $687,053,245)		769,630,269

		Shares
Convertible Preferred Stocks – 20.1%
CONSUMER DISCRETIONARY – 1.0%
Auto Manufacturers – 0.8%
	General Motors Corp., Series B, 5.250%	292,900	6,187,512
	General Motors Corp., Series C, 6.250%	97,500	2,254,688
Auto Manufacturers Total			8,442,200

10

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 0.2%
	Retail Ventures, Inc., 6.625%	26,350	1,778,625
Specialty Retail Total			1,778,625
CONSUMER DISCRETIONARY TOTAL			10,220,825
CONSUMER STAPLES – 1.2%
Food Products – 1.2%
	Lehman Brothers Holdings, Inc., 6.250%	450,500	12,951,875
Food Products Total			12,951,875
CONSUMER STAPLES TOTAL			12,951,875
ENERGY – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
	Chesapeake Energy Corp., 5.000% (b)	15,000	2,214,375
	Goodrich Petroleum Corp., 5.375%	19,300	1,307,575
	Goodrich Petroleum Corp., 5.375% (b)	39,760	2,709,405
Oil, Gas & Consumable Fuels Total			6,231,355
ENERGY TOTAL			6,231,355
FINANCIALS – 7.2%
Capital Markets – 1.3%
	E*Trade Financial Corp., 6.125%	229,830	6,866,172
	Lazard Ltd., 6.625%	154,218	7,112,534
Capital Markets Total			13,978,706
Insurance – 2.9%
	Alleghany Corp., 5.750%	23,025	8,018,456
	Citigroup Funding, Inc., 5.020% (c)	331,000	10,936,240
	Fortis Insurance, 7.750% (b)	1,490	2,222,451
	Metlife, Inc., 6.375%	311,370	10,508,738
Insurance Total			31,685,885
Real Estate Investment Trusts (REITs) – 1.1%
	Entertainment Properties Trust, 5.750%	147,000	3,575,040
	FelCor Lodging Trust, Inc., 7.800%	168,167	4,330,300
	Simon Property Group, Inc., 6.000%	39,900	3,442,173
Real Estate Investment Trusts (REITs) Total			11,347,513
Thrifts & Mortgage Finance – 1.9%
	Fannie Mae, 5.375%	38	3,864,011
	Sovereign Capital Trust IV, 4.375%	139,250	6,684,000
	Washington Mutual, 5.375%	76,800	4,291,584

11

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	Washington Mutual, 5.375% (b)	101,200	5,655,056
Thrifts & Mortgage Finance Total			20,494,651
FINANCIALS TOTAL			77,506,755
HEALTH CARE – 2.3%
Health Care Services – 0.5%
	Omnicare Capital Trust II, 4.000%	92,700	4,843,575
Health Care Services Total			4,843,575
Pharmaceuticals – 1.8%
	Schering-Plough Corp., 6.000%	267,080	19,763,920
Pharmaceuticals Total			19,763,920
HEALTH CARE TOTAL			24,607,495
INDUSTRIALS – 1.1%
Aerospace & Defense – 0.3%
	Northrop Grumman Corp., 7.000%	20,000	2,852,500
Aerospace & Defense Total			2,852,500
Road & Rail – 0.4%
	Kansas City Southern, 5.125%	3,191	4,922,117
Road & Rail Total			4,922,117
Trading Companies & Distributors – 0.4%
	United Rentals Trust I, 6.500%	85,871	4,207,679
Trading Companies & Distributors Total			4,207,679
INDUSTRIALS TOTAL			11,982,296
MATERIALS – 3.7%
Chemicals – 1.5%
	Celanese Corp., 4.250%	168,140	7,965,632
	Huntsman Corp., 5.000%	201,038	8,745,153
Chemicals Total			16,710,785
Containers & Packaging – 0.2%
	Smurfit-Stone Container Corp., PIK, 7.000%	97,000	2,352,250
Containers & Packaging Total			2,352,250
Metals & Mining – 2.0%
	Freeport-McMoRan Copper & Gold, Inc., 5.500%	6,926	12,064,226

12

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	73,125	8,976,094
Metals & Mining Total			21,040,320
MATERIALS TOTAL			40,103,355
TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
	Crown Castle International Corp., 6.250%	187,085	10,804,159
Wireless Telecommunication Services Total			10,804,159
TELECOMMUNICATION SERVICES TOTAL			10,804,159
UTILITIES – 2.0%
Electric Utilities – 1.4%
	Entergy Corp., 7.625%	208,545	14,385,434
Electric Utilities Total			14,385,434
Electrical Components & Equipment – 0.1%
	Medis Technologies Ltd., 7.250 (b)	150	1,187,513
Electrical Components & Equipment Total			1,187,513
Gas Utilities – 0.5%
	Southern Union Co., 5.000%	92,920	5,737,810
Gas Utilities Total			5,737,810
UTILITIES TOTAL			21,310,757

	Total Convertible Preferred Stocks (cost of $180,292,523)		215,718,872
Common Stocks – 5.8%
CONSUMER DISCRETIONARY – 0.6%
Specialty Retail – 0.3%
	Lowe’s Companies, Inc.	100,000	3,282,000
Specialty Retail Total			3,282,000
Textiles, Apparel & Luxury Goods – 0.3%
	Coach, Inc. (d)	60,000	3,081,600
Textiles, Apparel & Luxury Goods Total			3,081,600
CONSUMER DISCRETIONARY TOTAL			6,363,600
CONSUMER STAPLES – 1.1%
Beverages – 0.8%
	Constellation Brands, Inc., Class A (d)	343,307	8,342,360
Beverages Total			8,342,360

13

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.3%
	Vector Group Ltd.	150,000	2,893,500
Tobacco Total			2,893,500
CONSUMER STAPLES TOTAL			11,235,860
ENERGY – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
	Valero Energy Corp.	30,000	2,238,600
	Williams Companies, Inc.	203,676	6,468,750
Oil, Gas & Consumable Fuels Total			8,707,350
ENERGY TOTAL			8,707,350
FINANCIALS – 1.4%
Insurance – 0.9%
	American International Group, Inc.	105,000	7,595,700
	Hartford Financial Services Group, Inc.	24,421	2,519,515
Insurance Total			10,115,215
Real Estate Investment Trusts (REITs) – 0.5%
	CapitaMall Trust	300,000	796,391
	Regency Centers Corp.	52,883	4,155,017
Real Estate Investment Trusts (REITs) Total			4,951,408
FINANCIALS TOTAL			15,066,623
HEALTH CARE – 0.4%
Pharmaceuticals – 0.4%
	Johnson & Johnson	60,000	3,796,200
Pharmaceuticals Total			3,796,200
HEALTH CARE TOTAL			3,796,200
INDUSTRIALS – 1.4%
Building Products – 0.3%
	Lennox International, Inc.	100,000	3,425,000
Building Products Total			3,425,000
Electrical Equipment – 0.4%
	Medis Technologies Ltd. (d)	163,450	2,388,004
	Roper Industries, Inc.	32,850	1,917,126
Electrical Equipment Total			4,305,130
Industrial Conglomerates – 0.2%
	General Electric Co.	72,000	2,705,760
Industrial Conglomerates Total			2,705,760
Road & Rail – 0.5%
	Canadian National Railway Co.	85,000	4,640,150

14

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Kansas City Southern (d)	5,752	236,120
Road & Rail Total			4,876,270
INDUSTRIALS TOTAL			15,312,160
INFORMATION TECHNOLOGY – 0.1%
Internet Software & Services – 0.1%
	Akamai Technologies, Inc. (d)	36,000	1,591,560
Internet Software & Services Total			1,591,560
INFORMATION TECHNOLOGY TOTAL			1,591,560

	Total Common Stocks (cost of $50,173,961)		62,073,353

15

		Par ($)	Value ($)
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.200%, collateralized by a U.S. Government Agency Bond with a maturity of 03/07/22, market value of $19,779,244 (repurchase proceeds $19,389,800)	19,387,000	19,387,000

	Total Short-Term Obligation (cost of $19,387,000)		19,387,000

	Total Investments – 99.6% (cost of $936,906,729)(e)(f)		1,066,809,494

	Other Assets & Liabilities, Net – 0.4%		4,075,888

	Net Assets – 100.0%		1,070,885,382

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sales price, or in the absence of a sale,  the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, amounted to $345,891,773, which represents 32.3% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

16

(d)	Non-income producing security.

(e)	Cost for federal income tax purposes is $936,906,729.

(f)	Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$140,318,558	$(10,415,793)	$129,902,765

For the three months ended May 31, 2007, transactions in written options were as follows:

	Number of contracts	Premium amount
Options outstanding at February 28, 2007	0	$0
Options written	500	65,965
Options terminated in closing purchase transactions	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding at May 31, 2007	500	$65,965

Acronym	Name

PIK	Payment-In-Kind

17

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Global Value Fund

		Shares	Value ($)*
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 12.3%
Automobiles – 6.1%
	DaimlerChrysler AG, Registered Shares (a)	20,974	1,923,299
	Ford Motor Co. (a)	1,190,800	9,931,272
	General Motors Corp. (a)	388,000	11,636,120
Automobiles Total			23,490,691
Leisure Equipment & Products – 2.7%
	Eastman Kodak Co. (a)	212,290	5,383,674
	FUJIFILM Holdings Corp.	121,000	5,011,011
Leisure Equipment & Products Total			10,394,685
Media – 2.0%
	Gannett Co., Inc.	128,700	7,570,134
Media Total			7,570,134
Multiline Retail – 1.5%
	Marks & Spencer Group PLC	404,019	5,591,986
Multiline Retail Total			5,591,986
CONSUMER DISCRETIONARY TOTAL			47,047,496
CONSUMER STAPLES – 16.6%
Food & Staples Retailing – 8.3%
	Carrefour SA (a)	18,500	1,348,186
	J Sainsbury PLC	369,600	4,083,695
	Koninklijke Ahold NV (b)	693,200	8,646,450
	Kroger Co.	65,319	1,980,472
	Safeway, Inc. (a)	214,600	7,399,408
	SUPERVALU, Inc.	23,186	1,104,581
	Wm. Morrison Supermarkets PLC	1,179,232	7,337,729
Food & Staples Retailing Total			31,900,521
Food Products – 6.9%
	Kraft Foods, Inc., Class A	52,247	1,768,038
	Nestle SA, Registered Shares	27,890	10,861,798
	Sara Lee Corp.	135,760	2,430,104
	Unilever NV (a)	373,300	11,135,847
Food Products Total			26,195,787

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.4%
	Altria Group, Inc.	75,500	5,368,050
Tobacco Total			5,368,050
CONSUMER STAPLES TOTAL			63,464,358
FINANCIALS – 11.0%
Commercial Banks – 8.5%
	ABN AMRO Holding NV (a)	129,349	6,201,239
	Fifth Third Bancorp (a)	178,725	7,570,791
	Intesa Sanpaolo SpA (a)	890,178	6,791,403
	Mitsubishi UFJ Financial Group, Inc (a)	766	8,811,832
	Mizuho Financial Group, Inc.	473	3,346,368
Commercial Banks Total			32,721,633
Insurance – 2.5%
	Aegon NV	171,451	3,515,803
	Millea Holdings, Inc., Tokyo	148,000	5,885,949
Insurance Total			9,401,752
FINANCIALS TOTAL			42,123,385
HEALTH CARE – 16.6%
Health Care Equipment & Supplies – 2.2%
	Boston Scientific Corp. (b)	538,536	8,438,859
Health Care Equipment & Supplies Total			8,438,859
Health Care Providers & Services – 0.7%
	Tenet Healthcare Corp. (a)(b)	413,200	2,871,740
Health Care Providers & Services Total			2,871,740
Pharmaceuticals – 13.7%
	AstraZeneca PLC	58,600	3,116,670
	Bristol-Myers Squibb Co.	319,427	9,681,832
	Daiichi Sankyo Co., Ltd.	160,600	4,407,592
	GlaxoSmithKline PLC	291,053	7,549,714
	Johnson & Johnson	90,980	5,756,305
	Merck & Co., Inc.	109,800	5,759,010
	Pfizer, Inc.	318,100	8,744,569

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Sanofi-Aventis (a)	76,249	7,352,085
Pharmaceuticals Total			52,367,777
HEALTH CARE TOTAL			63,678,376
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
	Contax Participacoes SA, ADR	342,100	398,752
Commercial Services & Supplies Total			398,752
INDUSTRIALS TOTAL			398,752
INFORMATION TECHNOLOGY – 18.9%
Communications Equipment – 4.4%
	Alcatel-Lucent (a)	697,000	9,706,724
	Alcatel-Lucent, ADR (a)	385,102	5,283,600
	Nortel Networks Corp. (b)	73,780	1,924,182
Communications Equipment Total			16,914,506
Computers & Peripherals – 2.8%
	Dell, Inc. (b)	282,980	7,603,673
	International Business Machines Corp.	30,600	3,261,960
Computers & Peripherals Total			10,865,633
Electronic Equipment & Instruments – 2.0%
	Hitachi Ltd.	1,024,000	7,522,235
Electronic Equipment & Instruments Total			7,522,235
IT Services – 0.4%
	Unisys Corp. (a)(b)	201,500	1,676,480
IT Services Total			1,676,480
Office Electronics – 1.7%
	Xerox Corp. (b)	348,600	6,578,082
Office Electronics Total			6,578,082
Semiconductors & Semiconductor Equipment – 7.2%
	Intel Corp.	591,530	13,114,220
	Micron Technology, Inc. (b)	464,600	5,658,828
	Samsung Electronics Co., Ltd.	6,800	3,921,104
	STMicroelectronics NV (a)	244,800	4,726,752
Semiconductors & Semiconductor Equipment Total			27,420,904

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.4%
	Microsoft Corp.	54,600	1,674,582
Software Total			1,674,582
INFORMATION TECHNOLOGY TOTAL			72,652,422
MATERIALS – 1.7%
Chemicals – 1.7%
	Akzo Nobel NV	80,800	6,593,890
Chemicals Total			6,593,890
MATERIALS TOTAL			6,593,890
TELECOMMUNICATION SERVICES – 19.9%
Diversified Telecommunication Services – 19.9%
	AT&T, Inc.	193,815	8,012,312
	Brasil Telecom Participacoes SA, ADR	49,700	3,091,340
	BT Group PLC	445,792	2,908,539
	Deutsche Telekom AG, Registered Shares	492,603	9,133,681
	KT Corp.	22,790	1,088,162
	KT Corp., ADR	272,820	6,561,321
	Nippon Telegraph & Telephone Corp.	2,036	9,586,097
	Tele Norte Leste Participacoes SA, ADR	342,100	6,503,321
	Telecom Italia S.p.A. (a)	2,536,893	7,356,123
	Telefonica SA (a)	518,274	11,778,463
	Telefonos de Mexico SA de CV, ADR, Class L	154,700	6,256,068
	Verizon Communications, Inc.	92,800	4,039,584
Diversified Telecommunication Services Total			76,315,011
TELECOMMUNICATION SERVICES TOTAL			76,315,011

	Total Common Stocks (cost of $269,156,740)		372,273,690

4

		Par ($)	Value($)
Corporate Fixed-Income Bonds & Notes – 0.4%
TECHNOLOGY – 0.4%
Semiconductors – 0.4%
Micron Technology, Inc.
	1.875% 06/01/14(a)	1,356,000	1,410,240
Semiconductors Total			1,410,240
TECHNOLOGY TOTAL			1,410,240

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,356,000)		1,410,240

		Shares
Securities Lending Collateral – 24.3%
	State Street Navigator Securities Lending Prime Portfolio (c)	93,004,635	93,004,635

	Total Securities Lending Collateral (cost of $93,004,635)		93,004,635

		Par ($)
Short-Term Obligation – 3.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Agency maturing 02/13/17, market value of $12,327,112(repurchase proceeds $12,082,745)	12,081,000	12,081,000

	Total Short-Term Obligation (cost of $12,081,000)		12,081,000

5

Total Investments – 124.9% (cost of $375,598,375)(d)(e)	478,769,565

Other Assets & Liabilities, Net – (24.9)%	(95,397,152)

Net Assets – 100.0%	383,372,413

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $ 89,526,388.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $375,598,375.

(e)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

6

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$109,351,088	$(6,179,898)	$103,171,190

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 10.0%
Automobiles – 0.6%
General Motors Corp. (a)	128,000	3,838,720
Harley-Davidson, Inc.	17,800	1,087,402
Automobiles Total		4,926,122
Hotels, Restaurants & Leisure – 1.3%
Carnival Corp.	9,800	494,312
Darden Restaurants, Inc.	47,400	2,160,018
Marriott International, Inc., Class A	18,500	851,925
McDonald’s Corp.	60,700	3,068,385
Wyndham Worldwide Corp. (b)	32,300	1,201,560
Yum! Brands, Inc.	37,700	2,553,044
Hotels, Restaurants & Leisure Total		10,329,244
Household Durables – 0.0%
Pulte Homes, Inc.	300	8,187
Household Durables Total		8,187
Leisure Equipment & Products – 0.4%
Mattel, Inc.	129,300	3,621,693
Leisure Equipment & Products Total		3,621,693
Media – 3.0%
CBS Corp., Class B	75,500	2,511,130
Comcast Corp., Class A (b)	22,200	608,502
DIRECTV Group, Inc. (b)	285,600	6,671,616
Gannett Co., Inc.	4,600	270,572
McGraw-Hill Companies, Inc.	5,000	351,550
Time Warner, Inc.	263,600	5,633,132
Viacom, Inc., Class B (b)	19,700	884,924
Walt Disney Co.	237,200	8,406,368
Media Total		25,337,794
Multiline Retail – 2.4%
J.C. Penney Co., Inc.	77,200	6,213,056
Kohl’s Corp. (b)	81,500	6,138,580
Macy’s, Inc.	83,700	3,342,141
Nordstrom, Inc.	80,800	4,195,944
Multiline Retail Total		19,889,721
Specialty Retail – 1.5%
AutoNation, Inc. (a)(b)	41,000	906,920
Autozone, Inc. (b)	28,200	3,627,366
Home Depot, Inc.	151,500	5,888,805
RadioShack Corp.	10,000	341,400

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Sherwin-Williams Co.	5,600	378,784
Staples, Inc.	33,600	842,016
TJX Companies, Inc.	21,100	590,167
Specialty Retail Total		12,575,458
Textiles, Apparel & Luxury Goods – 0.8%
Coach, Inc. (b)	118,600	6,091,296
NIKE, Inc., Class B	13,700	777,475
Textiles, Apparel & Luxury Goods Total		6,868,771
CONSUMER DISCRETIONARY TOTAL		83,556,990
CONSUMER STAPLES – 9.0%
Beverages – 1.1%
Coca-Cola Co.	71,100	3,767,589
Molson Coors Brewing Co., Class B (a)	3,100	283,867
PepsiCo, Inc.	73,500	5,022,255
Beverages Total		9,073,711
Food & Staples Retailing – 2.4%
CVS Caremark Corp.	244,000	9,403,760
Safeway, Inc.	57,800	1,992,944
Sysco Corp.	24,000	794,880
Wal-Mart Stores, Inc.	150,400	7,159,040
Walgreen Co.	22,300	1,006,399
Food & Staples Retailing Total		20,357,023
Food Products – 2.3%
Campbell Soup Co.	58,400	2,318,480
ConAgra Foods, Inc.	49,000	1,249,500
Dean Foods Co.	78,300	2,565,108
General Mills, Inc.	64,700	3,962,228
H.J. Heinz Co.	51,500	2,450,370
Kellogg Co.	2,700	145,746
Kraft Foods, Inc., Class A	79,200	2,680,128
Sara Lee Corp.	222,200	3,977,380
Food Products Total		19,348,940
Household Products – 1.9%
Colgate-Palmolive Co.	13,800	924,048
Kimberly-Clark Corp.	32,300	2,292,008
Procter & Gamble Co.	198,200	12,595,610
Household Products Total		15,811,666

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.2%
Estee Lauder Companies, Inc., Class A	25,700	1,215,610
Personal Products Total		1,215,610
Tobacco – 1.1%
Altria Group, Inc.	90,900	6,462,990
Reynolds American, Inc. (a)	42,000	2,731,680
UST, Inc.	1,800	96,102
Tobacco Total		9,290,772
CONSUMER STAPLES TOTAL		75,097,722
ENERGY – 10.2%
Energy Equipment & Services – 0.9%
BJ Services Co.	86,700	2,542,911
Halliburton Co.	23,500	844,825
Noble Corp.	12,100	1,117,919
Schlumberger Ltd.	37,100	2,888,977
Energy Equipment & Services Total		7,394,632
Oil, Gas & Consumable Fuels – 9.3%
Chevron Corp.	168,900	13,763,661
ConocoPhillips	76,600	5,931,138
Exxon Mobil Corp.	368,700	30,664,779
Marathon Oil Corp.	92,800	11,489,568
Occidental Petroleum Corp.	37,600	2,066,872
Sunoco, Inc.	68,600	5,468,106
Valero Energy Corp.	112,800	8,417,136
Oil, Gas & Consumable Fuels Total		77,801,260
ENERGY TOTAL		85,195,892
FINANCIALS – 20.5%
Capital Markets – 5.8%
Ameriprise Financial, Inc.	14,900	936,465
Bank of New York Co., Inc.	22,700	920,712
Bear Stearns Companies, Inc.	29,000	4,348,840
Franklin Resources, Inc.	6,100	828,014
Goldman Sachs Group, Inc.	47,400	10,940,868
Lehman Brothers Holdings, Inc.	113,100	8,299,278
Merrill Lynch & Co., Inc.	150,400	13,946,592
Morgan Stanley	95,600	8,129,824
Capital Markets Total		48,350,593
Commercial Banks – 3.1%
BB&T Corp.	30,000	1,263,300
Fifth Third Bancorp	33,900	1,436,004
Huntington Bancshares, Inc.	3,600	80,856

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
National City Corp. (a)	77,200	2,670,348
PNC Financial Services Group, Inc.	40,800	3,011,040
U.S. Bancorp	153,600	5,311,488
Wachovia Corp.	49,762	2,696,603
Wells Fargo & Co.	272,300	9,827,307
Commercial Banks Total		26,296,946
Consumer Finance – 0.5%
American Express Co.	62,000	4,028,760
Capital One Financial Corp.	900	71,802
Consumer Finance Total		4,100,562
Diversified Financial Services – 4.1%
Chicago Mercantile Exchange Holdings, Inc., Class A	100	53,100
Citigroup, Inc.	356,300	19,414,787
JPMorgan Chase & Co.	291,500	15,108,445
Diversified Financial Services Total		34,576,332
Insurance – 5.0%
ACE Ltd.	38,300	2,358,131
Allstate Corp.	117,600	7,232,400
Ambac Financial Group, Inc.	3,700	331,557
American International Group, Inc.	162,800	11,776,952
Assurant, Inc.	8,500	505,325
Chubb Corp.	19,000	1,042,530
Hartford Financial Services Group, Inc.	5,400	557,118
Loews Corp.	42,300	2,158,569
MBIA, Inc. (a)	4,500	299,475
MetLife, Inc.	59,600	4,052,800
Prudential Financial, Inc.	36,100	3,682,922
SAFECO Corp.	45,000	2,823,750
Travelers Companies, Inc.	82,400	4,463,608
XL Capital Ltd., Class A	7,500	611,700
Insurance Total		41,896,837
Real Estate Investment Trusts (REITs) – 0.8%
Archstone-Smith Trust	6,600	407,220
Host Hotels & Resorts, Inc.	46,000	1,173,920
Kimco Realty Corp.	25,400	1,175,766
Plum Creek Timber Co., Inc.	32,700	1,366,860
ProLogis Trust	37,500	2,424,750
Real Estate Investment Trusts (REITs) Total		6,548,516

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.2%
Fannie Mae	38,800	2,480,096
Freddie Mac	75,200	5,022,608
Hudson City Bancorp, Inc. (a)	8,300	109,477
Washington Mutual, Inc.	49,700	2,172,884
Thrifts & Mortgage Finance Total		9,785,065
FINANCIALS TOTAL		171,554,851
HEALTH CARE – 11.7%
Biotechnology – 1.6%
Amgen, Inc. (b)	115,000	6,477,950
Biogen Idec, Inc. (b)	34,400	1,796,368
Gilead Sciences, Inc. (b)	59,700	4,941,369
Biotechnology Total		13,215,687
Health Care Equipment & Supplies – 1.0%
Becton, Dickinson & Co.	30,200	2,302,750
Medtronic, Inc.	46,200	2,456,454
Varian Medical Systems, Inc. (b)	19,700	793,910
Zimmer Holdings, Inc. (b)	33,200	2,923,592
Health Care Equipment & Supplies Total		8,476,706
Health Care Providers & Services – 3.7%
Aetna, Inc.	98,500	5,213,605
AmerisourceBergen Corp.	118,800	6,084,936
Coventry Health Care, Inc. (b)	13,600	811,512
Express Scripts, Inc. (b)	43,200	4,410,720
Humana, Inc. (b)	51,400	3,189,370
McKesson Corp.	15,300	965,889
Patterson Companies, Inc. (b)	8,800	330,176
UnitedHealth Group, Inc.	86,100	4,715,697
WellPoint, Inc. (b)	65,600	5,340,496
Health Care Providers & Services Total		31,062,401
Health Care Technology – 0.0%
IMS Health, Inc.	3,100	101,370
Health Care Technology Total		101,370
Pharmaceuticals – 5.4%
Abbott Laboratories	108,600	6,119,610
Forest Laboratories, Inc. (b)	201,700	10,228,207
Johnson & Johnson	198,600	12,565,422
King Pharmaceuticals, Inc. (a)(b)	77,900	1,654,596
Merck & Co., Inc.	44,100	2,313,045

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	440,200	12,101,098
Pharmaceuticals Total		44,981,978
HEALTH CARE TOTAL		97,838,142
INDUSTRIALS – 10.8%
Aerospace & Defense – 4.3%
Boeing Co.	63,900	6,427,701
General Dynamics Corp.	3,200	256,768
Honeywell International, Inc.	31,400	1,818,374
L-3 Communications Holdings, Inc.	28,900	2,753,014
Lockheed Martin Corp.	116,400	11,418,840
Northrop Grumman Corp.	59,400	4,491,234
Raytheon Co.	92,100	5,120,760
United Technologies Corp.	53,400	3,767,370
Aerospace & Defense Total		36,054,061
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	10,500	568,890
FedEx Corp.	22,200	2,477,964
United Parcel Service, Inc., Class B	50,700	3,648,879
Air Freight & Logistics Total		6,695,733
Commercial Services & Supplies – 0.4%
Cintas Corp.	21,400	820,904
Pitney Bowes, Inc.	16,700	797,425
Robert Half International, Inc.	32,700	1,149,078
Waste Management, Inc.	11,700	452,439
Commercial Services & Supplies Total		3,219,846
Electrical Equipment – 0.3%
Cooper Industries Ltd., Class A	26,900	1,441,302
Emerson Electric Co.	27,200	1,317,840
Rockwell Automation, Inc.	1,200	81,660
Electrical Equipment Total		2,840,802
Industrial Conglomerates – 3.2%
3M Co.	66,100	5,814,156
General Electric Co. (c)	361,100	13,570,138
Tyco International Ltd.	210,900	7,035,624
Industrial Conglomerates Total		26,419,918
Machinery – 1.5%
Cummins, Inc.	43,800	4,127,274
Dover Corp.	7,000	350,350
Illinois Tool Works, Inc.	4,400	231,968

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Ingersoll-Rand Co., Ltd., Class A	83,800	4,301,454
ITT Corp.	13,500	908,550
Parker Hannifin Corp.	6,400	648,704
Terex Corp. (b)	20,800	1,763,216
Machinery Total		12,331,516
Road & Rail – 0.3%
Ryder System, Inc.	52,500	2,830,800
Road & Rail Total		2,830,800
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	400	35,220
Trading Companies & Distributors Total		35,220
INDUSTRIALS TOTAL		90,427,896
INFORMATION TECHNOLOGY – 14.8%
Communications Equipment – 2.1%
Cisco Systems, Inc. (b)	631,900	17,010,748
QUALCOMM, Inc.	15,200	652,840
Communications Equipment Total		17,663,588
Computers & Peripherals – 4.1%
Apple, Inc. (b)	56,400	6,855,984
Dell, Inc. (b)	134,500	3,614,015
Hewlett-Packard Co.	151,300	6,915,923
International Business Machines Corp.	107,700	11,480,820
Lexmark International, Inc., Class A (a)(b)	105,400	5,473,422
Seagate Technology, Inc., Escrow Shares (b)(d)	97,200	972
Computers & Peripherals Total		34,341,136
Internet Software & Services – 0.4%
eBay, Inc. (b)	91,700	2,985,752
Internet Software & Services Total		2,985,752
IT Services – 0.3%
Computer Sciences Corp. (b)	1,300	72,020
Fiserv, Inc. (b)	33,500	1,984,875
Western Union Co.	3,100	69,595
IT Services Total		2,126,490
Semiconductors & Semiconductor Equipment – 2.8%
Applied Materials, Inc.	555,900	10,617,690
Intel Corp.	122,200	2,709,174
KLA-Tencor Corp.	37,200	2,045,256
MEMC Electronic Materials, Inc. (b)	17,700	1,075,806

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
National Semiconductor Corp.	5,000	134,600
Novellus Systems, Inc. (b)	96,000	2,946,240
Teradyne, Inc. (b)	10,000	170,200
Texas Instruments, Inc.	117,000	4,137,120
Semiconductors & Semiconductor Equipment Total		23,836,086
Software – 5.1%
Autodesk, Inc. (b)	103,800	4,717,710
BMC Software, Inc. (b)	43,900	1,454,846
Intuit, Inc. (b)	5,100	155,550
Microsoft Corp. (c)	812,700	24,925,509
Oracle Corp. (b)	471,700	9,141,546
Symantec Corp. (b)	127,300	2,544,727
Software Total		42,939,888
INFORMATION TECHNOLOGY TOTAL		123,892,940
MATERIALS – 2.8%
Chemicals – 1.0%
Dow Chemical Co.	93,100	4,224,878
E.I. Du Pont de Nemours & Co.	27,600	1,444,032
Eastman Chemical Co.	28,900	1,912,024
Ecolab, Inc.	5,800	250,270
Hercules, Inc. (b)	1,500	28,245
PPG Industries, Inc.	12,400	944,756
Chemicals Total		8,804,205
Construction Materials – 0.3%
Vulcan Materials Co. (a)	20,000	2,393,800
Construction Materials Total		2,393,800
Containers & Packaging – 0.2%
Pactiv Corp. (b)	56,600	1,922,702
Containers & Packaging Total		1,922,702
Metals & Mining – 0.7%
Nucor Corp.	87,100	5,882,734
Metals & Mining Total		5,882,734

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.6%
International Paper Co.	128,400	5,029,428
Paper & Forest Products Total		5,029,428
MATERIALS TOTAL		24,032,869
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	311,800	12,889,812
CenturyTel, Inc.	32,300	1,596,266
Embarq Corp.	19,700	1,265,922
Verizon Communications, Inc.	182,800	7,957,284
Windstream Corp.	37,600	564,752
Diversified Telecommunication Services Total		24,274,036
Wireless Telecommunication Services – 0.7%
Sprint Nextel Corp.	247,800	5,662,230
Wireless Telecommunication Services Total		5,662,230
TELECOMMUNICATION SERVICES TOTAL		29,936,266
UTILITIES – 3.4%
Electric Utilities – 2.3%
American Electric Power Co., Inc.	6,700	319,121
Edison International	70,100	4,084,727
Exelon Corp.	47,600	3,712,800
FirstEnergy Corp.	108,000	7,476,840
FPL Group, Inc.	31,700	2,026,581
Progress Energy, Inc.	32,100	1,607,889
Electric Utilities Total		19,227,958
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (b)	37,500	889,875
Constellation Energy Group, Inc.	37,300	3,423,021
Independent Power Producers & Energy Traders Total		4,312,896
Multi-Utilities – 0.6%
CenterPoint Energy, Inc. (a)	21,000	397,530
Dominion Resources, Inc.	4,600	407,514
DTE Energy Co.	2,900	153,352
NiSource, Inc.	75,700	1,681,297
PG&E Corp.	2,300	113,298
Public Service Enterprise Group, Inc.	7,700	684,838

9

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Sempra Energy	24,700	1,514,604
Multi-Utilities Total		4,952,433
UTILITIES TOTAL		28,493,287

Total Common Stocks (cost of $688,299,345)		810,026,855

Securities Lending Collateral – 1.6%
State Street Navigator Securities Lending Prime Portfolio (e)	13,083,840	13,083,840

Total Securities Lending Collateral (cost of $13,083,840)		13,083,840

	Par ($)
Short-Term Obligation – 7.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Agency Obligation maturing 9/15/10, market value of $63,996,325 (repurchase proceeds $62,746,062)	62,737,000	62,737,000

Total Short-Term Obligation (cost of $62,737,000)		62,737,000

Total Investments – 105.9% (cost of $764,120,185)(f)(g)		885,847,695

Other Assets & Liabilities, Net – (5.9)%		(49,405,653)

Net Assets – 100.0%		836,442,042

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Swap agreements are stated at fair value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $12,726,975.

(b)	Non-income producing security.

(c)	At May 31, 2007, a portion of this security was pledged as collateral for open futures contracts. The total market value of securities pledged as collateral for open futures contracts was $6,775,300.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $764,120,185.

(g)	Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$126,966,515	$(5,239,005)	$121,727,510

At May 31, 2007, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	68	$25,896,923	$26,059,300	Jun -2007	$162,377

11

At May 31, 2007, the Fund held the following open long and short volatility swap contracts:

Notional Amount/Units	Start Date	Expiration Date	Counterparty	Variance Level	Reference Index/Security	Net Unrealized Appreciation (Depreciation)
Held Long
$2,808,900	05/18/07	01/18/08	Morgan Stanley	26.7	Starbucks	$(6,986)
$3,846,150	04/11/07	10/19/07	Citigroup	23.5	Yahoo, Inc.	187,219
						$180,233
Sold Short
$8,741,259	5/18/07	1/18/08	Morgan Stanley	14.3	S&P 500 Index	$2,028
$17,985,612	04/11/07	10/19/07	Citigroup	14.0	S&P 500 Index	39,478
						$41,506
						$221,739

At May 31, 2007 the Fund held the following forward interest rate swap contracts:

Notional Amount	Effective Date	Expiration Date	Counterparty	Receive	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
$60,000,000	01/11/10	01/11/12	IXIS	Fixed Rate	5.0750%	BBA Libor	$(279,527)
14,500,000	01/11/10	01/11/20	IXIS	Variable Rate	5.2600%	BBA Libor	290,952
							$11,425

At May 31, 2007, the Fund had entered into the following forward currency exchange contracts:

					Unrealized
Forward Currency Contracts to Buy	In exchange for	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
BRL	USD	$2,114,493	$2,000,000	6/8/07	$114,493
EUR	JPY	992,477	999,705	6/5/07	(7,228)
EUR	CHF	992,477	999,705	6/5/07	(7,228)
HUF	EUR	1,957,715	2,005,107	6/6/07	(47,392)
MXN	USD	2,011,410	2,000,000	6/6/07	11,410
TRY	USD	2,086,482	2,000,000	6/5/07	86,482
					$150,537

					Unrealized
Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Appreciation (Depreciation)
EUR	HUF	$1,978,462	$2,005,107	6/6/07	$26,645
JPY	EUR	987,783	999,705	6/5/07	11,922
JPY	USD	986,692	1,000,000	6/5/07	13,308
TWD	USD	2,018,893	2,000,000	6/7/07	(18,893)
TRY	USD	2,086,482	2,093,182	6/5/07	6,700
CHF	EUR	991,493	999,705	6/5/07	8,212
CHF	USD	990,786	1,000,000	6/5/07	9,214
					$57,108

Acronym	Name

BRL	Brazilian Real
CHF	Swiss Franc

12

EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

13

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Large Cap Index Fund

	Shares	Value ($)*
Common Stocks – 97.2%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)	40,830	1,448,240
Johnson Controls, Inc.	39,520	4,335,344
Auto Components Total		5,783,584
Automobiles – 0.4%
Ford Motor Co. (a)(b)	380,225	3,171,076
General Motors Corp. (b)	113,620	3,407,464
Harley-Davidson, Inc.	51,785	3,163,546
Automobiles Total		9,742,086
Distributors – 0.1%
Genuine Parts Co.	34,305	1,760,533
Distributors Total		1,760,533
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	28,140	1,349,876
H&R Block, Inc. (b)	64,780	1,534,638
Diversified Consumer Services Total		2,884,514
Hotels, Restaurants & Leisure – 1.5%
Carnival Corp.	88,890	4,483,612
Darden Restaurants, Inc. (b)	29,150	1,328,365
Harrah’s Entertainment, Inc.	37,455	3,200,530
Hilton Hotels Corp.	78,140	2,777,877
International Game Technology, Inc.	67,970	2,731,714
Marriott International, Inc., Class A	66,240	3,050,352
McDonald’s Corp.	241,790	12,222,484
Starbucks Corp. (a)	150,860	4,346,277
Starwood Hotels & Resorts Worldwide, Inc.	43,125	3,108,019
Wendy’s International, Inc. (b)	17,395	698,061
Wyndham Worldwide Corp. (a)	38,000	1,413,600
Yum! Brands, Inc.	52,925	3,584,081
Hotels, Restaurants & Leisure Total		42,944,972
Household Durables – 0.6%
Black & Decker Corp.	13,225	1,248,837
Centex Corp.	23,985	1,159,915
D.R. Horton, Inc. (b)	54,820	1,281,143
Fortune Brands, Inc.	30,625	2,473,887
Harman International Industries, Inc.	13,200	1,566,180
KB Home (b)	15,490	710,836
Leggett & Platt, Inc.	35,670	872,845

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Lennar Corp., Class A	27,700	1,264,505
Newell Rubbermaid, Inc.	55,760	1,770,938
Pulte Homes, Inc.	42,690	1,165,010
Snap-On, Inc.	11,860	641,270
Stanley Works	16,650	1,052,780
Whirlpool Corp. (b)	15,769	1,760,609
Household Durables Total		16,968,755
Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (a)	62,500	4,321,250
IAC/InterActiveCorp (a)	43,600	1,508,560
Internet & Catalog Retail Total		5,829,810
Leisure Equipment & Products – 0.2%
Brunswick Corp.	18,255	628,520
Eastman Kodak Co. (b)	57,750	1,464,540
Hasbro, Inc.	32,315	1,038,927
Mattel, Inc.	79,020	2,213,350
Leisure Equipment & Products Total		5,345,337
Media – 3.3%
CBS Corp., Class B	148,325	4,933,289
Clear Channel Communications, Inc.	99,675	3,827,520
Comcast Corp., Class A (a)	624,909	17,128,756
DIRECTV Group, Inc. (a)	155,700	3,637,152
Dow Jones & Co., Inc. (b)	13,125	699,694
EW Scripps Co.	16,800	766,416
Gannett Co., Inc.	47,230	2,778,069
Interpublic Group of Companies, Inc. (a)	94,154	1,106,310
McGraw-Hill Companies, Inc.	71,350	5,016,618
Meredith Corp.	7,870	489,593
New York Times Co., Class A (b)	28,950	726,935
News Corp., Class A	471,440	10,414,110
Omnicom Group, Inc.	33,555	3,533,341
Time Warner, Inc.	766,685	16,384,058
Tribune Co.	35,750	1,151,150
Viacom, Inc., Class B (a)	139,125	6,249,495
Walt Disney Co.	411,560	14,585,686
Media Total		93,428,192

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 1.1%
Big Lots, Inc. (a)	21,995	692,842
Dillard’s, Inc., Class A	12,225	443,768
Dollar General Corp.	62,740	1,357,694
Family Dollar Stores, Inc.	30,490	1,025,988
J.C. Penney Co., Inc.	45,170	3,635,282
Kohl’s Corp. (a)	65,705	4,948,901
Macy’s, Inc.	92,368	3,688,254
Nordstrom, Inc.	45,980	2,387,741
Sears Holdings Corp. (a)	16,690	3,004,534
Target Corp.	172,550	10,772,296
Multiline Retail Total		31,957,300
Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	17,700	1,462,905
AutoNation, Inc. (a)	30,225	668,577
Autozone, Inc. (a)	9,985	1,284,371
Bed Bath & Beyond, Inc. (a)	56,925	2,314,570
Best Buy Co., Inc.	81,325	3,927,184
Circuit City Stores, Inc.	28,620	459,923
Gap, Inc.	105,880	1,960,898
Home Depot, Inc.	410,115	15,941,170
Limited Brands, Inc.	68,715	1,803,769
Lowe’s Companies, Inc.	305,990	10,042,592
Office Depot, Inc. (a)	55,540	2,021,656
OfficeMax, Inc.	15,075	676,867
RadioShack Corp. (b)	27,365	934,241
Sherwin-Williams Co.	22,435	1,517,503
Staples, Inc.	144,062	3,610,194
Tiffany & Co. (b)	27,175	1,428,590
TJX Companies, Inc.	91,405	2,556,598
Specialty Retail Total		52,611,608
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	74,340	3,818,102
Jones Apparel Group, Inc.	21,820	649,800
Liz Claiborne, Inc.	20,805	721,725
NIKE, Inc., Class B	75,930	4,309,028
Polo Ralph Lauren Corp.	12,300	1,199,619

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
V.F. Corp.	18,105	1,697,887
Textiles, Apparel & Luxury Goods Total		12,396,161
CONSUMER DISCRETIONARY TOTAL		281,652,852
CONSUMER STAPLES – 9.0%
Beverages – 2.0%
Anheuser-Busch Companies, Inc.	153,295	8,176,755
Brown-Forman Corp., Class B (b)	15,865	1,082,945
Coca-Cola Co.	404,735	21,446,908
Coca-Cola Enterprises, Inc.	55,910	1,305,499
Constellation Brands, Inc., Class A (a)(b)	38,670	939,681
Molson Coors Brewing Co., Class B	9,425	863,047
Pepsi Bottling Group, Inc.	26,370	922,686
PepsiCo, Inc.	329,110	22,488,086
Beverages Total		57,225,607
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	90,905	5,133,405
CVS Caremark Corp.	309,444	11,925,972
Kroger Co.	142,225	4,312,262
Safeway, Inc.	88,500	3,051,480
SUPERVALU, Inc.	41,746	1,988,779
Sysco Corp.	123,995	4,106,714
Wal-Mart Stores, Inc.	494,080	23,518,208
Walgreen Co.	201,050	9,073,387
Whole Foods Market, Inc. (b)	28,200	1,159,020
Food & Staples Retailing Total		64,269,227
Food Products – 1.4%
Archer-Daniels-Midland Co.	131,180	4,596,547
Campbell Soup Co.	43,930	1,744,021
ConAgra Foods, Inc.	101,500	2,588,250
Dean Foods Co.	25,900	848,484
General Mills, Inc.	69,400	4,250,056
H.J. Heinz Co.	65,235	3,103,881
Hershey Co. (b)	34,775	1,832,990
Kellogg Co.	50,360	2,718,433
Kraft Foods, Inc., Class A	329,500	11,150,280
McCormick & Co., Inc.	26,185	976,439
Sara Lee Corp.	147,360	2,637,744

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tyson Foods, Inc., Class A	50,700	1,130,103
Wm. Wrigley Jr. Co. (b)	43,875	2,571,075
Food Products Total		40,148,303
Household Products – 2.0%
Clorox Co.	30,350	2,037,699
Colgate-Palmolive Co.	103,115	6,904,581
Kimberly-Clark Corp.	91,670	6,504,903
Procter & Gamble Co.	634,046	40,293,623
Household Products Total		55,740,806
Personal Products – 0.1%
Avon Products, Inc.	88,605	3,401,546
Estee Lauder Companies, Inc., Class A	23,400	1,106,820
Personal Products Total		4,508,366
Tobacco – 1.2%
Altria Group, Inc.	421,715	29,983,936
Reynolds American, Inc. (b)	34,440	2,239,978
UST, Inc.	32,240	1,721,294
Tobacco Total		33,945,208
CONSUMER STAPLES TOTAL		255,837,517
ENERGY – 10.1%
Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	64,370	5,309,238
BJ Services Co.	58,880	1,726,950
ENSCO International, Inc. (b)	30,300	1,835,271
Halliburton Co.	183,670	6,602,937
Nabors Industries Ltd. (a)	55,950	1,954,893
National-Oilwell Varco, Inc. (a)	35,280	3,332,196
Noble Corp.	27,010	2,495,454
Rowan Companies, Inc. (b)	22,205	876,653
Schlumberger Ltd.	236,850	18,443,510
Smith International, Inc. (b)	40,100	2,225,951
Transocean, Inc. (a)	58,830	5,779,459
Weatherford International Ltd. (a)	67,900	3,689,686
Energy Equipment & Services Total		54,272,198
Oil, Gas & Consumable Fuels – 8.2%
Anadarko Petroleum Corp.	93,080	4,621,422
Apache Corp.	66,541	5,373,186
Chesapeake Energy Corp.	82,300	2,868,978
Chevron Corp.	433,611	35,334,960
ConocoPhillips	330,367	25,580,317

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
CONSOL Energy, Inc.	36,700	1,783,253
Devon Energy Corp.	89,280	6,854,919
El Paso Corp.	140,360	2,391,734
EOG Resources, Inc.	48,990	3,767,331
Exxon Mobil Corp.	1,143,970	95,143,985
Hess Corp.	54,320	3,216,830
Marathon Oil Corp.	69,541	8,609,871
Murphy Oil Corp.	37,700	2,224,300
Occidental Petroleum Corp.	168,410	9,257,498
Peabody Energy Corp.	53,200	2,874,928
Spectra Energy Corp.	126,143	3,359,188
Sunoco, Inc.	24,400	1,944,924
Valero Energy Corp.	110,260	8,227,601
Williams Companies, Inc.	120,135	3,815,488
XTO Energy, Inc.	73,915	4,287,809
Oil, Gas & Consumable Fuels Total		231,538,522
ENERGY TOTAL		285,810,720
FINANCIALS – 20.7%
Capital Markets – 3.7%
Ameriprise Financial, Inc.	48,045	3,019,628
Bank of New York Co., Inc.	151,945	6,162,889
Bear Stearns Companies, Inc. (a)	24,045	3,605,788
Charles Schwab Corp.	206,355	4,636,797
E*TRADE Financial Corp. (a)	85,850	2,056,107
Federated Investors, Inc., Class B	17,890	696,637
Franklin Resources, Inc.	33,670	4,570,366
Goldman Sachs Group, Inc.	82,675	19,083,043
Janus Capital Group, Inc. (b)	38,150	1,055,992
Legg Mason, Inc.	26,400	2,667,192
Lehman Brothers Holdings, Inc.	105,670	7,754,065
Mellon Financial Corp.	83,585	3,621,738
Merrill Lynch & Co., Inc.	177,735	16,481,367
Morgan Stanley	213,935	18,193,032
Northern Trust Corp.	37,935	2,468,810
State Street Corp.	67,070	4,578,869
T. Rowe Price Group, Inc.	53,340	2,739,009
Capital Markets Total		103,391,329
Commercial Banks – 3.7%
BB&T Corp.	108,905	4,585,990

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Comerica, Inc.	31,665	1,989,512
Commerce Bancorp, Inc. (b)	37,700	1,301,404
Compass Bancshares, Inc. (b)	26,220	1,835,400
Fifth Third Bancorp	111,775	4,734,789
First Horizon National Corp. (b)	25,170	1,014,099
Huntington Bancshares, Inc. (b)	47,290	1,062,133
KeyCorp	79,545	2,832,598
M&T Bank Corp.	15,430	1,703,935
Marshall & Ilsley Corp.	51,385	2,465,966
National City Corp.	119,000	4,116,210
PNC Financial Services Group, Inc.	69,560	5,133,528
Regions Financial Corp. (b)	147,005	5,243,668
SunTrust Banks, Inc.	71,370	6,372,627
Synovus Financial Corp.	65,665	2,170,885
U.S. Bancorp	355,850	12,305,293
Wachovia Corp.	382,932	20,751,085
Wells Fargo & Co.	678,850	24,499,697
Zions Bancorporation	22,140	1,781,384
Commercial Banks Total		105,900,203
Consumer Finance – 0.9%
American Express Co.	239,625	15,570,833
Capital One Financial Corp.	82,505	6,582,249
SLM Corp.	82,510	4,637,887
Consumer Finance Total		26,790,969
Diversified Financial Services – 5.1%
Bank of America Corp. (c)	898,634	45,569,730
Chicago Mercantile Exchange Holdings, Inc., Class A	7,000	3,717,000
CIT Group, Inc. (b)	38,860	2,328,880
Citigroup, Inc.	985,085	53,677,282
JPMorgan Chase & Co.	697,917	36,173,038
Moody’s Corp.	47,010	3,274,246
Diversified Financial Services Total		144,740,176
Insurance – 4.7%
ACE Ltd.	65,650	4,042,071
AFLAC, Inc.	98,860	5,225,740
Allstate Corp.	124,275	7,642,912
Ambac Financial Group, Inc.	20,580	1,844,174
American International Group, Inc.	522,715	37,813,203
Aon Corp.	59,930	2,572,196
Assurant, Inc.	20,200	1,200,890

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Chubb Corp.	82,090	4,504,278
Cincinnati Financial Corp.	34,722	1,577,073
Genworth Financial, Inc., Class A	88,600	3,198,460
Hartford Financial Services Group, Inc.	64,350	6,638,989
Lincoln National Corp.	55,572	4,028,970
Loews Corp.	90,595	4,623,063
Marsh & McLennan Companies, Inc.	111,065	3,646,264
MBIA, Inc. (b)	27,035	1,799,179
MetLife, Inc.	151,250	10,285,000
Principal Financial Group, Inc.	53,850	3,274,080
Progressive Corp.	149,540	3,446,897
Prudential Financial, Inc.	94,275	9,617,935
SAFECO Corp.	21,260	1,334,065
Torchmark Corp.	19,730	1,383,270
Travelers Companies, Inc.	135,756	7,353,903
Unum Provident Corp.	68,825	1,826,616
XL Capital Ltd., Class A	36,350	2,964,706
Insurance Total		131,843,934
Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co., Class A	19,640	1,077,647
Archstone-Smith Trust	44,260	2,730,842
AvalonBay Communities, Inc.	15,900	2,073,201
Boston Properties, Inc.	23,900	2,764,752
Developers Diversified Realty Corp.	25,500	1,572,075
Equity Residential Property Trust	59,060	2,992,570
Host Hotels & Resorts, Inc.	104,600	2,669,392
Kimco Realty Corp.	45,400	2,101,566
Plum Creek Timber Co., Inc.	35,670	1,491,006
ProLogis Trust	51,495	3,329,667
Public Storage, Inc.	24,700	2,210,650
Simon Property Group, Inc.	44,525	4,807,809
Vornado Realty Trust	26,200	3,170,462
Real Estate Investment Trusts (REITs) Total		32,991,639
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)	37,500	1,395,750
Real Estate Management & Development Total		1,395,750
Thrifts & Mortgage Finance – 1.4%
Countrywide Financial Corp.	118,498	4,614,312

8

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Fannie Mae	194,515	12,433,399
Freddie Mac	139,230	9,299,172
Hudson City Bancorp, Inc.	99,400	1,311,086
MGIC Investment Corp. (b)	16,715	1,086,475
Sovereign Bancorp, Inc. (b)	72,518	1,685,318
Washington Mutual, Inc. (b)	178,597	7,808,261
Thrifts & Mortgage Finance Total		38,238,023
FINANCIALS TOTAL		585,292,023
HEALTH CARE – 11.5%
Biotechnology – 1.2%
Amgen, Inc. (a)	234,577	13,213,722
Biogen Idec, Inc. (a)	68,822	3,593,885
Celgene Corp. (a)	75,900	4,648,116
Genzyme Corp. (a)	52,980	3,418,270
Gilead Sciences, Inc. (a)	93,340	7,725,752
Biotechnology Total		32,599,745
Health Care Equipment & Supplies – 1.6%
Bausch & Lomb, Inc.	10,910	740,789
Baxter International, Inc.	130,555	7,420,746
Becton, Dickinson & Co.	49,180	3,749,975
Biomet, Inc.	49,180	2,145,232
Boston Scientific Corp. (a)	237,987	3,729,256
C.R. Bard, Inc.	20,755	1,751,930
Hospira, Inc. (a)	31,332	1,248,267
Medtronic, Inc.	231,430	12,305,133
St. Jude Medical, Inc. (a)	69,150	2,952,013
Stryker Corp.	59,900	4,031,869
Varian Medical Systems, Inc. (a)	25,800	1,039,740
Zimmer Holdings, Inc. (a)	47,605	4,192,096
Health Care Equipment & Supplies Total		45,307,046
Health Care Providers & Services – 2.2%
Aetna, Inc.	103,800	5,494,134
AmerisourceBergen Corp.	38,060	1,949,433
Cardinal Health, Inc.	80,460	5,830,132
CIGNA Corp.	19,635	3,291,415
Coventry Health Care, Inc. (a)	32,050	1,912,423
Express Scripts, Inc. (a)	27,250	2,782,225
Humana, Inc. (a)	33,540	2,081,157
Laboratory Corp. of America Holdings (a)	24,610	1,937,791
Manor Care, Inc.	14,690	998,920

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
McKesson Corp.	59,400	3,749,922
Medco Health Solutions, Inc. (a)	57,921	4,503,937
Patterson Companies, Inc. (a)	28,000	1,050,560
Quest Diagnostics, Inc.	31,930	1,565,209
Tenet Healthcare Corp. (a)(b)	94,792	658,804
UnitedHealth Group, Inc.	272,140	14,905,108
WellPoint, Inc. (a)	123,080	10,019,943
Health Care Providers & Services Total		62,731,113
Health Care Technology – 0.0%
IMS Health, Inc.	39,200	1,281,840
Health Care Technology Total		1,281,840
Life Sciences Tools & Services – 0.3%
Applera Corp. - Applied Biosystems Group	36,895	1,047,449
Millipore Corp. (a)(b)	10,795	807,142
PerkinElmer, Inc.	24,435	647,772
Thermo Fisher Scientific, Inc. (a)	84,405	4,608,513
Waters Corp. (a)	20,445	1,232,834
Life Sciences Tools & Services Total		8,343,710
Pharmaceuticals – 6.2%
Abbott Laboratories	310,025	17,469,909
Allergan, Inc.	30,860	3,842,996
Barr Pharmaceuticals, Inc. (a)	21,400	1,141,048
Bristol-Myers Squibb Co.	405,745	12,298,131
Eli Lilly & Co.	198,255	11,621,708
Forest Laboratories, Inc. (a)(b)	63,820	3,236,312
Johnson & Johnson	581,505	36,791,821
King Pharmaceuticals, Inc. (a)	48,915	1,038,955
Merck & Co., Inc.	435,275	22,830,174
Mylan Laboratories, Inc. (b)	49,145	971,597
Pfizer, Inc.	1,423,975	39,145,073
Schering-Plough Corp.	298,975	9,788,441
Watson Pharmaceuticals, Inc. (a)	20,605	635,870
Wyeth	270,490	15,645,141
Pharmaceuticals Total		176,457,176
HEALTH CARE TOTAL		326,720,630
INDUSTRIALS – 10.9%
Aerospace & Defense – 2.6%
Boeing Co.	158,565	15,950,053

10

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
General Dynamics Corp.	81,520	6,541,165
Goodrich Corp.	25,220	1,500,338
Honeywell International, Inc.	160,745	9,308,743
L-3 Communications Holdings, Inc.	25,020	2,383,405
Lockheed Martin Corp.	71,305	6,995,021
Northrop Grumman Corp.	70,413	5,323,927
Precision Castparts Corp.	27,500	3,287,900
Raytheon Co.	89,690	4,986,764
Rockwell Collins, Inc.	33,830	2,390,766
United Technologies Corp.	200,100	14,117,055
Aerospace & Defense Total		72,785,137
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	34,800	1,885,464
FedEx Corp.	61,690	6,885,838
United Parcel Service, Inc., Class B	214,315	15,424,250
Air Freight & Logistics Total		24,195,552
Airlines – 0.1%
Southwest Airlines Co.	158,450	2,267,419
Airlines Total		2,267,419
Building Products – 0.2%
American Standard Companies, Inc.	35,055	2,095,588
Masco Corp.	78,685	2,377,074
Building Products Total		4,472,662
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	51,245	689,758
Avery Dennison Corp.	18,430	1,202,926
Cintas Corp.	27,250	1,045,310
Equifax, Inc. (b)	29,185	1,226,645
Monster Worldwide, Inc. (a)	25,795	1,217,782
Pitney Bowes, Inc.	44,265	2,113,654
R.R. Donnelley & Sons Co.	43,925	1,880,868
Robert Half International, Inc.	33,790	1,187,381
Waste Management, Inc.	107,110	4,141,944
Commercial Services & Supplies Total		14,706,268
Construction & Engineering – 0.1%
Fluor Corp. (b)	17,715	1,844,132
Construction & Engineering Total		1,844,132
Electrical Equipment – 0.4%
Cooper Industries Ltd., Class A	36,630	1,962,635
Emerson Electric Co.	160,290	7,766,051

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Rockwell Automation, Inc.	33,305	2,266,405
Electrical Equipment Total		11,995,091
Industrial Conglomerates – 3.8%
3M Co.	147,430	12,967,943
General Electric Co. (d)	2,066,240	77,649,299
Textron, Inc.	25,185	2,702,350
Tyco International Ltd.	397,305	13,254,095
Industrial Conglomerates Total		106,573,687
Machinery – 1.6%
Caterpillar, Inc.	129,740	10,194,969
Cummins, Inc.	20,940	1,973,176
Danaher Corp.	47,860	3,517,710
Deere & Co.	45,580	5,491,023
Dover Corp.	41,160	2,060,058
Eaton Corp.	29,400	2,755,956
Illinois Tool Works, Inc.	83,070	4,379,450
Ingersoll-Rand Co., Ltd., Class A	61,830	3,173,734
ITT Corp.	36,530	2,458,469
Paccar, Inc.	49,895	4,352,341
Pall Corp. (b)	24,670	1,103,983
Parker Hannifin Corp.	23,295	2,361,181
Terex Corp. (a)	20,600	1,746,262
Machinery Total		45,568,312
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	72,140	6,718,398
CSX Corp.	87,750	3,987,360
Norfolk Southern Corp.	79,780	4,617,666
Ryder System, Inc.	12,160	655,667
Union Pacific Corp.	54,395	6,564,389
Road & Rail Total		22,543,480
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	14,415	1,269,241
Trading Companies & Distributors Total		1,269,241
INDUSTRIALS TOTAL		308,220,981
INFORMATION TECHNOLOGY – 14.8%
Communications Equipment – 2.5%
ADC Telecommunications, Inc. (a)	23,587	395,082
Avaya, Inc. (a)	91,080	1,457,280
Ciena Corp. (a)(b)	17,118	587,490

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Cisco Systems, Inc. (a)	1,213,650	32,671,458
Corning, Inc. (a)	315,360	7,884,000
JDS Uniphase Corp. (a)(b)	42,455	556,161
Juniper Networks, Inc. (a)	114,400	2,792,504
Motorola, Inc.	480,280	8,736,293
QUALCOMM, Inc.	332,840	14,295,478
Tellabs, Inc. (a)	87,850	961,957
Communications Equipment Total		70,337,703
Computers & Peripherals – 3.9%
Apple, Inc. (a)	173,190	21,052,976
Dell, Inc. (a)	456,425	12,264,140
EMC Corp. (a)	423,570	7,154,097
Hewlett-Packard Co.	537,766	24,581,284
International Business Machines Corp.	302,500	32,246,500
Lexmark International, Inc., Class A (a)(b)	19,285	1,001,470
NCR Corp. (a)	35,970	1,930,510
Network Appliance, Inc. (a)	74,600	2,401,374
QLogic Corp. (a)	31,980	545,579
SanDisk Corp. (a)	45,700	1,990,235
Seagate Technology, Inc., Escrow Shares (a)(e)	64,266	643
Sun Microsystems, Inc. (a)	723,505	3,689,875
Computers & Peripherals Total		108,858,683
Electronic Equipment & Instruments – 0.2%
Agilent Technologies, Inc. (a)	81,135	3,096,923
Jabil Circuit, Inc. (b)	37,095	853,185
Molex, Inc. (b)	28,465	846,549
Sanmina-SCI Corp. (a)	106,515	380,259
Solectron Corp. (a)	181,665	617,661
Tektronix, Inc.	16,415	496,882
Electronic Equipment & Instruments Total		6,291,459
Internet Software & Services – 1.3%
eBay, Inc. (a)	228,270	7,432,471
Google, Inc., Class A (a)	43,700	21,751,675
VeriSign, Inc. (a)	49,300	1,470,619
Yahoo!, Inc. (a)	245,310	7,040,397
Internet Software & Services Total		37,695,162
IT Services – 1.1%
Affiliated Computer Services, Inc., Class A (a)	19,910	1,161,749

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Automatic Data Processing, Inc.	110,525	5,493,092
Broadridge Financial Solutions, Inc. (f)	—	5
Cognizant Technology Solutions Corp., Class A (a)	28,700	2,254,672
Computer Sciences Corp. (a)(b)	34,820	1,929,028
Convergys Corp. (a)	27,425	705,920
Electronic Data Systems Corp.	103,375	2,978,234
Fidelity National Information Services, Inc.	32,700	1,763,184
First Data Corp.	151,345	4,948,981
Fiserv, Inc. (a)	34,320	2,033,460
Paychex, Inc.	68,160	2,753,664
Unisys Corp. (a)	69,395	577,366
Western Union Co.	155,145	3,483,005
IT Services Total		30,082,360
Office Electronics – 0.1%
Xerox Corp. (a)	190,725	3,598,981
Office Electronics Total		3,598,981
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc. (a)(b)	111,455	1,590,463
Altera Corp.	71,675	1,634,907
Analog Devices, Inc.	67,075	2,428,786
Applied Materials, Inc.	280,655	5,360,510
Broadcom Corp., Class A (a)	94,750	2,895,560
Intel Corp.	1,158,775	25,690,042
KLA-Tencor Corp. (b)	40,145	2,207,172
Linear Technology Corp. (b)	51,040	1,831,826
LSI Logic Corp. (a)	154,740	1,343,143
Maxim Integrated Products, Inc.	64,480	1,982,760
MEMC Electronic Materials, Inc. (a)	45,100	2,741,178
Micron Technology, Inc. (a)	151,655	1,847,158
National Semiconductor Corp.	56,960	1,533,363
Novellus Systems, Inc. (a)	25,285	775,997
NVIDIA Corp. (a)	71,480	2,478,212
PMC-Sierra, Inc. (a)(b)	42,630	328,677
Teradyne, Inc. (a)	38,170	649,653
Texas Instruments, Inc.	290,070	10,256,875
Xilinx, Inc.	66,635	1,897,765
Semiconductors & Semiconductor Equipment Total		69,474,047

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 3.2%
Adobe Systems, Inc. (a)	118,270	5,213,342
Autodesk, Inc. (a)	46,590	2,117,516
BMC Software, Inc. (a)	41,000	1,358,740
CA, Inc.	82,604	2,191,484
Citrix Systems, Inc. (a)	36,305	1,220,211
Compuware Corp. (a)	65,190	740,558
Electronic Arts, Inc. (a)	62,290	3,044,112
Intuit, Inc. (a)	68,840	2,099,620
Microsoft Corp.	1,731,520	53,105,718
Novell, Inc. (a)	68,165	533,050
Oracle Corp. (a)	801,765	15,538,206
Symantec Corp. (a)	185,730	3,712,743
Software Total		90,875,300
INFORMATION TECHNOLOGY TOTAL		417,213,695
MATERIALS – 3.0%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	43,515	3,393,735
Ashland, Inc.	11,250	678,600
Dow Chemical Co.	192,725	8,745,861
E.I. Du Pont de Nemours & Co.	185,695	9,715,562
Eastman Chemical Co. (b)	16,850	1,114,796
Ecolab, Inc.	35,725	1,541,534
Hercules, Inc. (a)	23,370	440,057
International Flavors & Fragrances, Inc.	15,690	805,368
Monsanto Co.	109,244	6,729,430
PPG Industries, Inc.	32,905	2,507,032
Praxair, Inc.	64,405	4,385,336
Rohm and Haas Co.	28,595	1,515,821
Sigma-Aldrich Corp.	26,500	1,146,920
Chemicals Total		42,720,052
Construction Materials – 0.1%
Vulcan Materials Co.	19,055	2,280,693
Construction Materials Total		2,280,693
Containers & Packaging – 0.2%
Ball Corp.	20,755	1,148,997
Bemis Co., Inc.	21,005	706,398
Pactiv Corp. (a)	26,750	908,697
Sealed Air Corp.	32,430	1,047,489
Temple-Inland, Inc.	21,120	1,330,560
Containers & Packaging Total		5,142,141

15

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.9%
Alcoa, Inc.	174,760	7,214,093
Allegheny Technologies, Inc.	20,540	2,374,219
Freeport-McMoRan Copper & Gold, Inc., Class B	75,310	5,926,897
Newmont Mining Corp.	90,600	3,685,608
Nucor Corp.	60,480	4,084,819
United States Steel Corp.	23,770	2,689,813
Metals & Mining Total		25,975,449
Paper & Forest Products – 0.3%
International Paper Co.	90,895	3,560,357
MeadWestvaco Corp.	36,695	1,284,325
Weyerhaeuser Co.	42,455	3,479,612
Paper & Forest Products Total		8,324,294
MATERIALS TOTAL		84,442,629
TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	1,254,620	51,865,991
CenturyTel, Inc.	22,335	1,103,796
Citizens Communications Co.	68,095	1,079,306
Embarq Corp.	30,257	1,944,315
Qwest Communications International, Inc. (a)(b)	315,185	3,243,254
Verizon Communications, Inc.	584,695	25,451,773
Windstream Corp.	95,780	1,438,615
Diversified Telecommunication Services Total		86,127,050
Wireless Telecommunication Services – 0.7%
ALLTEL Corp.	72,430	4,962,904
Sprint Nextel Corp.	583,245	13,327,148
Wireless Telecommunication Services Total		18,290,052
TELECOMMUNICATION SERVICES TOTAL		104,417,102
UTILITIES – 3.5%
Electric Utilities – 1.8%
Allegheny Energy, Inc. (a)	33,090	1,766,675
American Electric Power Co., Inc.	79,715	3,796,825
Duke Energy Corp.	252,587	4,935,550
Edison International	65,430	3,812,606
Entergy Corp.	39,885	4,503,017
Exelon Corp.	134,650	10,502,700
FirstEnergy Corp.	64,105	4,437,989

16

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
FPL Group, Inc.	81,530	5,212,213
Pinnacle West Capital Corp.	20,055	931,154
PPL Corp.	77,390	3,556,844
Progress Energy, Inc. (b)	51,630	2,586,147
Southern Co.	150,415	5,416,444
Electric Utilities Total		51,458,164
Gas Utilities – 0.1%
Nicor, Inc. (b)	9,045	424,663
Questar Corp.	17,300	1,868,573
Gas Utilities Total		2,293,236
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	133,410	3,165,819
Constellation Energy Group, Inc.	36,255	3,327,121
Dynegy, Inc. (a)	80,820	782,338
TXU Corp.	92,230	6,220,913
Independent Power Producers & Energy Traders Total		13,496,191
Multi-Utilities – 1.1%
Ameren Corp.	41,485	2,201,609
CenterPoint Energy, Inc.	64,350	1,218,145
CMS Energy Corp.	44,825	818,056
Consolidated Edison, Inc. (b)	51,780	2,527,900
Dominion Resources, Inc.	70,145	6,214,146
DTE Energy Co.	35,555	1,880,148
Integrys Energy Group, Inc. (b)	15,099	844,034
KeySpan Corp.	35,330	1,472,201
NiSource, Inc.	55,020	1,221,994
PG&E Corp.	70,475	3,471,598
Public Service Enterprise Group, Inc.	50,790	4,517,263
Sempra Energy	52,840	3,240,149
TECO Energy, Inc.	42,110	739,452
Xcel Energy, Inc.	81,905	1,879,720
Multi-Utilities Total		32,246,415
UTILITIES TOTAL		99,494,006

Total Common Stocks (cost of $1,646,815,712)		2,749,102,155

17

	Shares	Value ($)
Securities Lending Collateral – 2.5%
State Street Navigator Securities Lending Prime Portfolio (g)	70,956,783	70,956,783

Total Securities Lending Collateral (cost of $70,956,783)		70,956,783

	Par ($)
Short-Term Obligation – 3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by U.S. Government Treasury Obligations with various maturities to 04/25/11, market value of $100,928,225 (repurchase proceeds $98,962,292)	98,948,000	98,948,000

Total Short-Term Obligation (cost of $98,948,000)		98,948,000

Total Investments – 103.2% (cost of $1,816,720,495)(h)(i)		2,919,006,938

Other Assets & Liabilities, Net – (3.2)%		(91,359,185)

Net Assets – 100.0%		2,827,647,753

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2007. The market value of securities on loan at May 31, 2007 is $64,896,172.

18

(c)	Investments in affiliates during the three months ended May 31, 2007:

Security name:	Bank of America Corp.
Shares as of 02/28/07:	925,734
Shares purchased:	—
Shares sold:	(27,100)
Shares as of 05/31/07:	898,634
Net realized gain:	$1,126,983
Dividend income earned:	$503,235
Value at end of period:	$45,569,730

(d)	Security pledged as collateral for open futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Rounds to less than 1 share.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,816,720,495.

(i)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,181,295,890	$(79,009,447)	$1,102,286,443

At May 31, 2007, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Net Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	208	$79,710,800	$78,750,888	Jun - 2007	$959,912

19

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 6.5%
Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp.	869,119	43,933,966
Hotels, Restaurants & Leisure Total		43,933,966
Household Durables – 3.1%
Centex Corp.	583,800	28,232,568
Lennar Corp., Class A	513,800	23,454,970
Newell Rubbermaid, Inc.	1,416,300	44,981,688
Sony Corp., ADR	781,400	45,086,780
Household Durables Total		141,756,006
Media – 0.5%
Time Warner, Inc.	1,068,400	22,831,708
Media Total		22,831,708
Multiline Retail – 1.5%
J.C. Penney Co., Inc.	734,400	59,104,512
Macys, Inc.	232,986	9,303,131
Multiline Retail Total		68,407,643
Specialty Retail – 0.5%
Home Depot, Inc.	580,900	22,579,583
Specialty Retail Total		22,579,583
CONSUMER DISCRETIONARY TOTAL		299,508,906
CONSUMER STAPLES – 9.6%
Beverages – 1.1%
Diageo PLC, ADR	611,498	52,215,814
Beverages Total		52,215,814
Food & Staples Retailing – 0.8%
Sysco Corp.	1,038,500	34,395,120
Food & Staples Retailing Total		34,395,120
Food Products – 2.7%
ConAgra Foods, Inc.	2,301,800	58,695,900
Kraft Foods, Inc., Class A	1,288,190	43,592,350
Tyson Foods, Inc., Class A	1,072,200	23,899,338
Food Products Total		126,187,588
Household Products – 0.5%
Colgate-Palmolive Co.	338,400	22,659,264
Household Products Total		22,659,264
Personal Products – 0.7%
Avon Products, Inc.	872,300	33,487,597
Personal Products Total		33,487,597

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 3.8%
Altria Group, Inc.	1,290,477	91,752,915
Loews Corp. - Carolina Group	1,092,400	84,934,100
Tobacco Total		176,687,015
CONSUMER STAPLES TOTAL		445,632,398
ENERGY – 13.9%
Energy Equipment & Services – 2.3%
ENSCO International, Inc.	238,300	14,433,831
Halliburton Co.	1,371,598	49,308,948
National-Oilwell Varco, Inc. (b)	177,600	16,774,320
Weatherford International Ltd. (b)	509,900	27,707,966
Energy Equipment & Services Total		108,225,065
Oil, Gas & Consumable Fuels – 11.6%
ConocoPhillips	930,180	72,023,837
Exxon Mobil Corp.	2,536,628	210,971,351
Hess Corp.	790,300	46,801,566
Newfield Exploration Co. (b)	515,400	24,759,816
Occidental Petroleum Corp.	1,750,800	96,241,476
Peabody Energy Corp. (a)	430,400	23,258,816
Valero Energy Corp.	497,100	37,093,602
Williams Companies, Inc.	788,900	25,055,464
Oil, Gas & Consumable Fuels Total		536,205,928
ENERGY TOTAL		644,430,993
FINANCIALS – 33.0%
Capital Markets – 5.3%
Deutsche Bank AG, Registered Shares	242,300	36,853,830
Merrill Lynch & Co., Inc.	1,387,986	128,707,942
State Street Corp.	1,147,200	78,319,344
Capital Markets Total		243,881,116
Commercial Banks – 9.1%
Barclays PLC, ADR	761,500	43,580,645
Marshall & Ilsley Corp. (a)	879,303	42,197,751
PNC Financial Services Group, Inc.	757,779	55,924,090
SunTrust Banks, Inc. (a)	255,900	22,849,311
U.S. Bancorp	2,867,482	99,157,528
Wachovia Corp.	1,045,932	56,679,055
Wells Fargo & Co.	2,757,214	99,507,853
Commercial Banks Total		419,896,233

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 8.2%
CIT Group, Inc.	854,800	51,228,164
Citigroup, Inc.	3,132,210	170,674,123
JPMorgan Chase & Co.	3,087,510	160,025,643
Diversified Financial Services Total		381,927,930
Insurance – 7.1%
ACE Ltd.	1,498,000	92,231,860
Ambac Financial Group, Inc.	679,273	60,869,653
American International Group, Inc.	468,547	33,894,690
Genworth Financial, Inc., Class A	1,415,988	51,117,164
Hartford Financial Services Group, Inc.	400,060	41,274,190
Prudential Financial, Inc.	484,300	49,408,286
Insurance Total		328,795,843
Real Estate Investment Trusts (REITs) – 2.5%
Archstone-Smith Trust	397,038	24,497,245
General Growth Properties, Inc.	595,600	35,164,224
Plum Creek Timber Co., Inc.	834,400	34,877,920
ProLogis	349,900	22,624,534
Real Estate Investment Trusts (REITs) Total		117,163,923
Thrifts & Mortgage Finance – 0.8%
Washington Mutual, Inc.	842,700	36,842,844
Thrifts & Mortgage Finance Total		36,842,844
FINANCIALS TOTAL		1,528,507,889
HEALTH CARE – 7.4%
Health Care Providers & Services – 2.1%
Aetna, Inc.	471,696	24,966,869
CIGNA Corp.	233,986	39,223,073
McKesson Corp.	546,900	34,525,797
Health Care Providers & Services Total		98,715,739
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (b)	696,100	38,007,060
Life Sciences Tools & Services Total		38,007,060
Pharmaceuticals – 4.5%
Johnson & Johnson	686,100	43,409,547
Merck & Co., Inc.	1,324,900	69,491,005
Pfizer, Inc.	3,360,238	92,372,943
Pharmaceuticals Total		205,273,495
HEALTH CARE TOTAL		341,996,294
INDUSTRIALS – 7.3%
Aerospace & Defense – 4.5%
Boeing Co.	691,100	69,517,749

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
L-3 Communications Holdings, Inc.	668,100	63,643,206
United Technologies Corp.	1,028,980	72,594,539
Aerospace & Defense Total		205,755,494
Electrical Equipment – 0.5%
ABB Ltd., ADR	1,157,700	24,855,819
Electrical Equipment Total		24,855,819
Industrial Conglomerates – 2.3%
General Electric Co.	2,877,616	108,140,809
Industrial Conglomerates Total		108,140,809
INDUSTRIALS TOTAL		338,752,122
INFORMATION TECHNOLOGY – 4.8%
Computers & Peripherals – 2.0%
Hewlett-Packard Co.	2,045,280	93,489,749
Computers & Peripherals Total		93,489,749
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (b)	735,800	28,085,486
Electronic Equipment & Instruments Total		28,085,486
Semiconductors & Semiconductor Equipment – 1.7%
Fairchild Semiconductor International, Inc. (b)	1,476,400	27,195,288
Intersil Corp., Class A	734,200	22,099,420
NVIDIA Corp. (b)	872,100	30,235,707
Semiconductors & Semiconductor Equipment Total		79,530,415
Software – 0.5%
Electronic Arts, Inc. (b)	402,300	19,660,401
Software Total		19,660,401
INFORMATION TECHNOLOGY TOTAL		220,766,051
MATERIALS – 2.9%
Construction Materials – 0.5%
Vulcan Materials Co. (a)	197,800	23,674,682
Construction Materials Total		23,674,682
Containers & Packaging – 0.7%
Crown Holdings, Inc. (b)	1,316,900	32,830,317
Containers & Packaging Total		32,830,317
Metals & Mining – 0.8%
Alcoa, Inc.	942,200	38,894,016
Metals & Mining Total		38,894,016

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.9%
Weyerhaeuser Co.	476,000	39,012,960
Paper & Forest Products Total		39,012,960
MATERIALS TOTAL		134,411,975
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 5.5%
AT&T, Inc.	4,071,451	168,313,784
Qwest Communications International, Inc. (a)(b)	3,422,200	35,214,438
Verizon Communications, Inc.	1,196,402	52,079,379
Diversified Telecommunication Services Total		255,607,601
Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	365,000	25,009,800
Wireless Telecommunication Services Total		25,009,800
TELECOMMUNICATION SERVICES TOTAL		280,617,401
UTILITIES – 6.4%
Electric Utilities – 3.5%
Entergy Corp.	233,793	26,395,230
FPL Group, Inc.	911,000	58,240,230
PPL Corp.	1,053,700	48,428,052
Reliant Energy, Inc. (a)(b)	1,163,700	29,813,994
Electric Utilities Total		162,877,506
Independent Power Producers & Energy Traders – 1.0%
Constellation Energy Group, Inc.	253,200	23,236,164
Mirant Corp. (b)	501,500	23,269,600
Independent Power Producers & Energy Traders Total		46,505,764
Multi-Utilities – 1.9%
PG&E Corp. (a)	740,443	36,474,222
Public Service Enterprise Group, Inc.	555,845	49,436,854
Multi-Utilities Total		85,911,076
UTILITIES TOTAL		295,294,346

Total Common Stocks (cost of $3,505,379,107)		4,529,918,375

Par ($)
Convertible Bonds – 1.2%
COMMUNICATIONS– 1.2%
Media – 1.2%
Liberty Media Corp.

5

	Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
0.750% 03/30/23	45,700,000	56,839,375
Media Totall		56,839,375
COMMUNICATIONS TOTAL		56,839,375

Total Convertible Bonds (cost of 49,904,666)		56,839,375

Securities Lending Collateral – 1.5%
State Street Navigator Securities Lending Prime Portfolio(c)	68,995,964	68,995,964

Total Securities Lending Collateral (cost of 68,995,964)		68,995,964

Short-Term Obligation – 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 02/13/17, market value of 39,110,381 (repurchase proceeds $38,347,538)	38,342,000	38,342,000

Total Short-Term Obligation (cost of $38,342,000)		38,342,000

6

Total Investments – 101.5% (cost of $3,662,621,737)(d)(e)	4,694,095,714

Other Assets & Liabilities, Net – (1.5%)	(67,571,080)

Net Assets – 100.0%	4,626,524,634

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sales price, or in the absence of a sale,  the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $67,154,887.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity

(d)	Cost for federal income tax purposes is $3,662,621,737.

(e)	Unrealized appreciation and depreciation at May 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,047,162,422	$(15,688,445)	$1,031,473,977

For the three months ended May 31, 2007, transactions in written options were as follows:

	Number of contracts	Premium amount
Options outstanding at February 28, 2007	0	$0
Options written	1,657	210,436
Options terminated in closing purchase transactions	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding at May 31, 2007	1,657	$210,436

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks – 85.9%
CONSUMER DISCRETIONARY – 19.4%
Hotels, Restaurants & Leisure – 12.6%
Chipotle Mexican Grill, Inc., Class A (a)	513,869	44,511,333
Las Vegas Sands Corp. (a)	2,722,703	212,425,288
McDonald’s Corp.	2,138,615	108,106,988
MGM Mirage (a)	1,535,399	122,110,282
Station Casinos, Inc.	583,842	51,290,520
Vail Resorts, Inc. (a)	1,760,784	105,559,001
Wynn Resorts Ltd.	1,020,690	98,537,413
Hotels, Restaurants & Leisure Total		742,540,825
Household Durables – 0.4%
Cyrela Brazil Realty SA	1,572,128	20,459,760
Household Durables Total		20,459,760
Internet & Catalog Retail – 0.4%
Blue Nile, Inc. (a)	422,853	24,301,362
Internet & Catalog Retail Total		24,301,362
Media – 2.5%
Comcast Corp., Class A (a)	5,340,455	146,381,872
Media Total		146,381,872
Multiline Retail – 3.5%
Saks, Inc.	10,272,536	205,861,621
Multiline Retail Total		205,861,621
CONSUMER DISCRETIONARY TOTAL		1,139,545,440
CONSUMER STAPLES – 3.5%
Beverages – 3.5%
Heineken Holding NV	4,046,594	204,782,351
Beverages Total		204,782,351
CONSUMER STAPLES TOTAL		204,782,351
ENERGY – 5.6%
Energy Equipment & Services – 2.9%
Schlumberger Ltd.	2,187,302	170,325,207
Energy Equipment & Services Total		170,325,207
Oil, Gas & Consumable Fuels – 2.7%
Petroleo Brasileiro SA, ADR	1,491,498	161,320,423
Oil, Gas & Consumable Fuels Total		161,320,423
ENERGY TOTAL		331,645,630
FINANCIALS – 23.8%
Capital Markets – 4.9%
Goldman Sachs Group, Inc.	366,638	84,627,383

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Jefferies Group, Inc.	2,487,063	76,203,610
UBS AG, Registered Shares	1,999,985	130,469,303
Capital Markets Total		291,300,296
Commercial Banks – 9.2%
Banco Itau Holding Financeira SA, ADR	4,009,207	176,765,937
China Merchants Bank Co., Ltd., Class H	28,348,000	73,153,084
Erste Bank der Oesterreichischen Sparkassen AG	923,452	72,440,667
Industrial & Commercial Bank of China, Class H (a)	126,552,000	66,286,866
Wells Fargo & Co.	4,213,349	152,059,765
Commercial Banks Total		540,706,319
Diversified Financial Services – 4.2%
Moody’s Corp.	2,257,977	157,268,098
Oaktree Capital Group LLC, Class A (b)	1,824,000	88,464,000
Diversified Financial Services Total		245,732,098
Real Estate Investment Trusts (REITs) – 1.3%
KKR Financial Corp.	1,146,158	30,694,112
ProLogis Trust	372,714	24,099,687
Redwood Trust, Inc.	364,402	19,528,303
Real Estate Investment Trusts (REITs) Total		74,322,102
Real Estate Management & Development – 4.2%
CB Richard Ellis Group, Inc., Class A (a)	3,994,510	148,675,662
St. Joe Co.	1,912,007	100,074,446
Real Estate Management & Development Total		248,750,108
FINANCIALS TOTAL		1,400,810,923
HEALTH CARE – 7.1%
Biotechnology – 3.8%
Amylin Pharmaceuticals, Inc. (a)	3,560,334	164,665,447
Arena Pharmaceuticals, Inc. (a)	1,364,375	18,964,813
Genentech, Inc. (a)	503,756	40,184,616
Biotechnology Total		223,814,876
Health Care Equipment & Supplies – 0.3%
Accuray, Inc. (a)	854,575	19,655,225
Health Care Equipment & Supplies Total		19,655,225

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 2.8%
UnitedHealth Group, Inc.	2,973,355	162,850,654
Health Care Providers & Services Total		162,850,654
Life Sciences Tools & Services – 0.2%
Diversa Corp. (a)	1,425,051	9,277,082
Life Sciences Tools & Services Total		9,277,082
HEALTH CARE TOTAL		415,597,837
INDUSTRIALS – 4.7%
Aerospace & Defense – 3.7%
DRS Technologies, Inc. (c)	2,451,949	125,907,581
Precision Castparts Corp.	735,120	87,890,948
Aerospace & Defense Total		213,798,529
Commercial Services & Supplies – 0.4%
Consolidated Graphics, Inc. (a)	325,967	23,665,204
Commercial Services & Supplies Total		23,665,204
Machinery – 0.6%
American Railcar Industries, Inc.	929,892	37,297,968
Machinery Total		37,297,968
INDUSTRIALS TOTAL		274,761,701
INFORMATION TECHNOLOGY – 12.3%
Communications Equipment – 2.0%
Cisco Systems, Inc. (a)	4,473,445	120,425,140
Communications Equipment Total		120,425,140
Computers & Peripherals – 2.5%
Apple, Inc. (a)	1,198,797	145,725,763
Computers & Peripherals Total		145,725,763
Internet Software & Services – 2.5%
Google, Inc., Class A (a)	299,259	148,956,167
Internet Software & Services Total		148,956,167
IT Services – 5.3%
Mastercard, Inc., Class A	2,064,416	308,733,413
IT Services Total		308,733,413
INFORMATION TECHNOLOGY TOTAL		723,840,483
MATERIALS – 9.5%
Chemicals – 1.8%
Monsanto Co.	1,663,635	102,479,916
Chemicals Total		102,479,916
Construction Materials – 3.6%
Holcim Ltd., Registered Shares	1,931,399	213,671,264
Construction Materials Total		213,671,264

3

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 2.1%
Grupo Mexico SAB de CV	20,543,499	121,812,935
Metals & Mining Total		121,812,935
Paper & Forest Products – 2.0%
Weyerhaeuser Co.	1,457,576	119,462,929
Paper & Forest Products Total		119,462,929
MATERIALS TOTAL		557,427,044

Total Common Stocks (cost of $4,342,663,187)		5,048,411,409
Preferred Stocks – 0.5%
INDUSTRIALS – 0.5%
All America Latina Logistica SA	2,188,427	28,229,683
INDUSTRIALS TOTAL		28,229,683

Total Preferred Stocks (cost of $27,634,317)		28,229,683

	Par ($)
Short-Term Obligation – 12.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 9/11/20, market value of $743,421,131 (repurchase proceeds of $728,946,277)	728,841,000	728,841,000

Total Short-Term Obligation (cost of $728,841,000)		728,841,000

Total Investments – 98.8% (cost of $5,099,138,504)(d)(e)		5,805,482,092

Other Assets & Liabilities, Net – 1.2%		69,668,877

Net Assets – 100.0%		5,875,150,969

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of this security, which is not illiquid, represents 1.5% of net assets.

(c)	Investments in affiliates during the three months ended May 31, 2007: Security name: DRS Technologies, Inc.

Shares as of 2/28//07:	2,131,420
Shares purchased:	320,529
Shares sold:	—
Shares as of 5/31/07:	2,451,949
Net realized gain/loss:	$—
Dividend income earned:	$63,943
Value at end of period:	$125,907,581

(d)	Cost for federal income tax purposes is $5,099,138,504.

(e)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$748,405,897	$(42,062,309)	$706,343,588

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks – 92.9%
CONSUMER DISCRETIONARY– 21.4%
Auto Components – 3.7%
Continental AG	858,061	121,356,141
Auto Components Total		121,356,141
Automobiles – 3.3%
DaimlerChrysler AG, Registered Shares	447,522	41,037,397
Toyota Motor Corp.	1,086,100	65,148,151
Automobiles Total		106,185,548
Hotels, Restaurants & Leisure – 5.1%
Accor SA	1,021,851	95,022,844
Melco PBL Entertainment Macau Ltd., ADR (a)	2,748,793	38,538,078
Shangri-La Asia Ltd.	11,882,665	30,891,931
Hotels, Restaurants & Leisure Total		164,452,853
Household Durables – 0.7%
Gafisa SA	1,274,868	21,767,658
Household Durables Total		21,767,658
Media – 6.0%
British Sky Broadcasting Group PLC	5,526,506	72,224,028
Grupo Televisa SA, ADR	2,532,070	72,872,975
JC Decaux SA	1,464,649	48,677,702
Media Total		193,774,705
Specialty Retail – 2.6%
Esprit Holdings Ltd.	4,021,500	49,519,076
Yamada Denki Co., Ltd.	379,730	35,757,648
Specialty Retail Total		85,276,724
CONSUMER DISCRETIONARY TOTAL		692,813,629
CONSUMER STAPLES – 9.1%
Beverages – 1.1%
Fomento Economico Mexicano SAB de CV, ADR	943,701	37,597,048
Beverages Total		37,597,048
Food & Staples Retailing – 5.2%
Shoppers Drug Mart Corp.	740,187	34,891,762
Tesco PLC	14,680,899	133,357,010
Food & Staples Retailing Total		168,248,772
Food Products – 1.5%
Nestle SA, Registered Shares	123,901	48,253,411
Food Products Total		48,253,411

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.3%
Reckitt Benckiser PLC	764,351	41,560,474
Household Products Total		41,560,474
CONSUMER STAPLES TOTAL		295,659,705
ENERGY – 3.5%
Energy Equipment & Services – 2.4%
Schlumberger Ltd.	990,626	77,140,047
Energy Equipment & Services Total		77,140,047
Oil, Gas & Consumable Fuels – 1.1%
CNOOC Ltd.	37,544,300	35,532,324
Oil, Gas & Consumable Fuels Total		35,532,324
ENERGY TOTAL		112,672,371
FINANCIALS – 22.4%
Capital Markets – 6.8%
Macquarie Bank Ltd.	1,236,613	89,700,386
Man Group PLC	5,409,868	63,040,588
UBS AG, Registered Shares	1,031,054	67,260,953
Capital Markets Total		220,001,927
Commercial Banks – 8.5%
Erste Bank der Oesterreichischen Sparkassen AG	1,023,224	80,267,333
ICICI Bank Ltd., ADR	683,799	32,514,642
Intesa Sanpaolo SpA	6,297,519	48,045,432
Mitsui Trust Holdings, Inc.	4,019,000	37,250,879
Mizuho Financial Group, Inc.	2,563	18,132,646
Uniao de Bancos Brasileiros SA, GDR	522,076	58,634,356
Commercial Banks Total		274,845,288
Insurance – 3.8%
AXA SA	1,601,512	70,013,125
Swiss Re, Registered Shares	540,684	51,472,693
Insurance Total		121,485,818
Real Estate Management & Development – 1.8%
CapitaLand Ltd.	8,612,000	46,499,963
JHSF Participacoes SA (a)	2,165,000	12,971,968
Real Estate Management & Development Total		59,471,931

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.5%
Northern Rock PLC	2,297,497	49,132,157
Thrifts & Mortgage Finance Total		49,132,157
FINANCIALS TOTAL		724,937,121
HEALTH CARE – 5.0%
Biotechnology – 1.6%
Actelion Ltd. (a)	74,103	16,199,443
CSL Ltd.	473,970	35,000,538
Biotechnology Total		51,199,981
Pharmaceuticals – 3.4%
Chugai Pharmaceutical Co., Ltd.	2,663,600	54,388,217
Roche Holding AG, Genusschein Shares	307,938	56,518,993
Pharmaceuticals Total		110,907,210
HEALTH CARE TOTAL		162,107,191
INDUSTRIALS – 10.8%
Aerospace & Defense – 2.4%
BAE Systems PLC	8,620,702	76,344,913
Aerospace & Defense Total		76,344,913
Airlines – 0.5%
Gol Linhas Aereas Inteligentes SA, ADR	485,555	15,926,204
Airlines Total		15,926,204
Building Products – 2.5%
Cie de Saint-Gobain	426,234	46,736,046
Daikin Industries Ltd.	952,624	34,833,005
Building Products Total		81,569,051
Electrical Equipment – 1.2%
ABB Ltd., Registered Shares	1,778,441	38,043,072
Electrical Equipment Total		38,043,072
Road & Rail – 1.0%
Canadian National Railway Co.	597,697	32,628,279
Road & Rail Total		32,628,279
Trading Companies & Distributors – 1.4%
Marubeni Corp.	6,602,000	46,165,177
Trading Companies & Distributors Total		46,165,177
Transportation Infrastructure – 1.8%
China Merchants Holdings International Co., Ltd.	7,328,000	32,564,927

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – (continued)
Macquarie Infrastructure Group	8,090,785	24,788,416
Transportation Infrastructure Total		57,353,343
INDUSTRIALS TOTAL		348,030,039
INFORMATION TECHNOLOGY – 2.2%
Communications Equipment – 1.3%
Research In Motion Ltd. (a)	255,358	42,409,856
Communications Equipment Total		42,409,856
Electronic Equipment & Instruments – 0.5%
Nippon Electric Glass Co., Ltd.	1,123,000	17,929,244
Electronic Equipment & Instruments Total		17,929,244
Software – 0.4%
Amdocs Ltd. (a)	308,118	11,976,547
Software Total		11,976,547
INFORMATION TECHNOLOGY TOTAL		72,315,647
MATERIALS – 10.9%
Chemicals – 4.6%
Linde AG	182,268	20,139,975
Lonza Group AG, Registered Shares	651,403	64,406,355
Syngenta AG, Registered Shares (a)	339,184	63,860,083
Chemicals Total		148,406,413
Construction Materials – 3.8%
Cemex SAB de CV, ADR, COP (a)	979,011	38,063,947
Holcim Ltd., Registered Shares	786,672	87,029,765
Construction Materials Total		125,093,712
Metals & Mining – 2.5%
POSCO	36,943	17,758,761
Rio Tinto PLC	867,241	63,022,117
Metals & Mining Total		80,780,878
MATERIALS TOTAL		354,281,003
TELECOMMUNICATION SERVICES – 4.4%
Wireless Telecommunication Services – 4.4%
America Movil SA de CV, ADR, Series L	745,912	45,164,972

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
China Mobile Ltd.	10,440,000	97,535,106
Wireless Telecommunication Services Total		142,700,078
TELECOMMUNICATION SERVICES TOTAL		142,700,078
UTILITIES – 3.2%
Electric Utilities – 0.9%
Electricite de France	326,030	30,238,859
Electric Utilities Total		30,238,859
Multi-Utilities – 2.3%
Veolia Environnement SA	874,575	73,195,941
Multi-Utilities Total		73,195,941
UTILITIES TOTAL		103,434,800

Total Common Stocks (cost of $2,380,960,932)		3,008,951,584

	Par ($)
Short-Term Obligation – 6.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.200%, collateralized by U.S. Agency Obligations with various maturity dates to 03/15/31 market value of $227,102,250(repurchase proceeds $222,677,160)	222,645,000	222,645,000

Total Short-Term Obligation (cost of $222,645,000)		222,645,000

5

Total Investments – 99.8% (cost of $2,603,605,932)(b)(c)	3,231,596,584

Other Assets & Liabilities, Net – 0.2%	6,583,896

Net Assets – 100.0%	3,238,180,480

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,603,605,932.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$671,946,530	$(43,955,878)	$627,990,652

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 14.5%
Auto Components – 1.0%
ArvinMeritor, Inc. (a)	129,250	2,698,740
BorgWarner, Inc.	105,050	8,841,008
Gentex Corp. (a)	259,050	4,598,137
Lear Corp. (a)(b)	138,475	4,939,403
Modine Manufacturing Co.	59,525	1,399,433
Auto Components Total		22,476,721
Automobiles – 0.1%
Thor Industries, Inc. (a)	63,625	2,772,777
Automobiles Total		2,772,777
Diversified Consumer Services – 1.7%
Career Education Corp. (b)	172,050	5,999,383
Corinthian Colleges, Inc. (a)(b)	156,600	2,287,926
DeVry, Inc.	108,025	3,629,640
ITT Educational Services, Inc. (b)	58,125	6,579,169
Laureate Education, Inc. (b)	93,225	5,585,110
Matthews International Corp., CLass A (a)	59,400	2,626,074
Regis Corp.	81,475	3,248,408
Sotheby’s (a)	103,725	4,923,826
Strayer Education, Inc.	25,900	3,241,644
Diversified Consumer Services Total		38,121,180
Hotels, Restaurants & Leisure – 1.7%
Applebee’s International, Inc. (a)	134,712	3,529,454
Bob Evans Farms, Inc. (a)	64,825	2,508,727
Boyd Gaming Corp. (a)	77,400	3,873,096
Brinker International, Inc.	205,762	6,576,154
CBRL Group, Inc. (a)	45,625	2,050,388
Cheesecake Factory, Inc. (a)(b)	130,400	3,679,888
International Speedway Corp., Class A	64,825	3,396,830
OSI Restaurant Partners, Inc. (a)	136,175	5,542,322
Ruby Tuesday, Inc. (a)	98,475	2,714,956
Scientific Games Corp., Class A (a)(b)	121,600	4,540,544
Hotels, Restaurants & Leisure Total		38,412,359
Household Durables – 1.9%
American Greetings Corp., Class A (a)	103,050	2,700,941
Beazer Homes USA, Inc. (a)	71,000	2,539,670
Blyth Industries, Inc.	45,600	1,251,264
Furniture Brands International, Inc. (a)	87,575	1,269,838

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Hovnanian Enterprises, Inc., Class A (a)(b)	66,250	1,673,475
M.D.C. Holdings, Inc. (a)	63,200	3,434,288
Mohawk Industries, Inc. (a)(b)	97,350	9,935,541
NVR, Inc. (a)(b)	8,700	6,933,900
Ryland Group, Inc. (a)	77,150	3,564,330
Toll Brothers, Inc. (a)(b)	229,850	6,741,500
Tupperware Brands Corp.	110,575	3,196,723
Household Durables Total		43,241,470
Internet & Catalog Retail – 0.1%
NetFlix, Inc. (a)(b)	109,600	2,402,432
Internet & Catalog Retail Total		2,402,432
Leisure Equipment & Products – 0.1%
Callaway Golf Co. (a)	112,750	2,048,668
Leisure Equipment & Products Total		2,048,668
Media – 1.2%
Belo Corp., Class A	159,525	3,546,241
Catalina Marketing Corp.	65,800	2,099,020
Entercom Communications Corp., Class A (a)	50,775	1,350,615
Harte-Hanks, Inc.	85,625	2,248,512
John Wiley & Sons, Inc., Class A	80,200	3,677,170
Lee Enterprises, Inc. (a)	83,450	2,096,264
Media General, Inc., Class A (a)	43,750	1,594,687
Scholastic Corp. (b)	47,000	1,493,190
Valassis Communications, Inc. (a)(b)	86,750	1,553,693
Washington Post Co., Class B (a)	10,225	7,863,025
Westwood One, Inc. (a)	126,750	1,021,605
Media Total		28,544,022
Multiline Retail – 0.6%
99 Cents Only Stores (a)(b)	84,451	1,185,692
Dollar Tree Stores, Inc. (b)	185,950	7,867,545
Saks, Inc. (a)	251,775	5,045,571
Multiline Retail Total		14,098,808
Specialty Retail – 5.5%
Advance Auto Parts, Inc.	191,500	7,931,930
Aeropostale, Inc. (b)	95,350	4,414,705
American Eagle Outfitters, Inc.	363,799	9,822,573
AnnTaylor Stores Corp. (b)	130,225	5,090,495

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Barnes & Noble, Inc.	92,750	3,966,918
Borders Group, Inc. (a)	107,675	2,400,076
CarMax, Inc. (a)(b)	389,550	9,349,200
Charming Shoppes, Inc. (a)(b)	223,500	2,784,810
Chico’s FAS, Inc. (b)	318,600	8,678,664
Coldwater Creek, Inc. (b)	109,700	2,726,045
Dick’s Sporting Goods, Inc. (a)(b)	68,200	3,789,874
Foot Locker, Inc.	282,125	6,189,822
GameStop Corp., Class A (b)	275,000	10,169,500
O’Reilly Automotive, Inc. (a)(b)	205,550	7,808,844
Pacific Sunwear of California, Inc. (a)(b)	125,875	2,503,654
Payless Shoesource, Inc. (b)	119,600	4,272,112
PETsMART, Inc.	246,000	8,418,120
Rent-A-Center, Inc. (a)(b)	127,425	3,453,218
Ross Stores, Inc.	253,350	8,320,014
Urban Outfitters, Inc. (a)(b)	203,050	5,397,069
Williams-Sonoma, Inc. (a)	203,325	6,890,684
Specialty Retail Total		124,378,327
Textiles, Apparel & Luxury Goods – 0.6%
Hanesbrands, Inc. (b)	174,700	4,559,670
Phillips-Van Heusen Corp.	100,700	6,154,784
Timberland Co., Class A (b)	91,050	2,489,307
Textiles, Apparel & Luxury Goods Total		13,203,761
CONSUMER DISCRETIONARY TOTAL		329,700,525
CONSUMER STAPLES – 2.7%
Beverages – 0.3%
Hansen Natural Corp. (a)(b)	110,300	4,389,940
PepsiAmericas, Inc.	109,700	2,700,814
Beverages Total		7,090,754
Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (b)	116,650	4,411,703
Ruddick Corp. (a)	65,150	2,038,544
Food & Staples Retailing Total		6,450,247
Food Products – 0.9%
Hormel Foods Corp.	132,525	4,963,061
J. M. Smucker Co.	102,675	5,924,348
Lancaster Colony Corp. (a)	42,425	1,858,639
Smithfield Foods, Inc. (b)	215,825	6,936,616

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tootsie Roll Industries, Inc. (a)	49,162	1,381,452
Food Products Total		21,064,116
Household Products – 0.7%
Church & Dwight Co., Inc. (a)	118,900	5,946,189
Energizer Holdings, Inc. (b)	101,775	10,081,831
Household Products Total		16,028,020
Personal Products – 0.4%
Alberto-Culver Co. (a)	147,600	3,666,384
NBTY, Inc. (b)	102,400	5,379,072
Personal Products Total		9,045,456
Tobacco – 0.1%
Universal Corp. (a)	47,025	2,989,379
Tobacco Total		2,989,379
CONSUMER STAPLES TOTAL		62,667,972
ENERGY – 8.6%
Energy Equipment & Services – 3.5%
Cameron International Corp. (b)	204,000	14,463,600
FMC Technologies, Inc. (b)	122,425	9,255,330
Grant Prideco, Inc. (b)	231,900	13,169,601
Hanover Compressor Co. (a)(b)	189,606	4,740,150
Helmerich & Payne, Inc.	187,100	6,340,819
Patterson-UTI Energy, Inc.	283,725	7,496,015
Pride International, Inc. (b)	299,725	10,793,097
Superior Energy Services, Inc. (a)(b)	146,200	5,871,392
Tidewater, Inc. (a)	104,175	6,875,550
Energy Equipment & Services Total		79,005,554
Oil, Gas & Consumable Fuels – 5.1%
Arch Coal, Inc. (a)	258,050	10,420,059
Cimarex Energy Co. (a)	150,900	6,342,327
Denbury Resources, Inc. (b)	218,400	7,919,184
Encore Acquisition Co. (b)	96,300	2,653,065
Forest Oil Corp. (a)(b)	99,350	4,032,616
Frontier Oil Corp.	198,000	7,971,480
Newfield Exploration Co. (b)	235,600	11,318,224
Noble Energy, Inc.	308,850	19,547,116
Overseas Shipholding Group, Inc.	45,125	3,589,694
Pioneer Natural Resources Co. (a)	223,850	11,555,137
Plains Exploration & Production Co. (b)	131,225	6,944,427
Pogo Producing Co. (a)	106,025	5,732,772

4

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Quicksilver Resources, Inc. (a)(b)	100,400	4,466,796
Southwestern Energy Co. (b)	306,300	14,579,880
Oil, Gas & Consumable Fuels Total		117,072,777
ENERGY TOTAL		196,078,331
FINANCIALS – 16.4%
Capital Markets – 2.6%
A.G. Edwards, Inc.	136,425	12,027,228
Eaton Vance Corp. (a)	229,100	10,055,199
Investors Financial Services Corp.	119,575	7,356,254
Jefferies Group, Inc.	190,650	5,841,516
Nuveen Investments, Inc., Class A (a)	143,900	7,894,354
Raymond James Financial, Inc.	167,780	5,588,752
SEI Investments Co.	114,950	7,095,863
Waddell & Reed Financial, Inc., Class A	152,050	3,944,177
Capital Markets Total		59,803,343
Commercial Banks – 2.5%
Associated Banc Corp.	236,462	7,805,611
Bank of Hawaii Corp.	90,175	4,825,264
Cathay General Bancorp (a)	93,900	3,181,332
City National Corp.	72,550	5,618,272
Colonial BancGroup, Inc.	277,000	6,991,480
Cullen/Frost Bankers, Inc.	108,550	5,771,603
FirstMerit Corp. (a)	145,225	3,126,694
Greater Bay Bancorp	92,500	2,581,675
SVB Financial Group (a)(b)	62,500	3,316,875
TCF Financial Corp. (a)	203,325	5,739,865
Westamerica Bancorporation (a)	54,950	2,544,185
Wilmington Trust Corp.	124,125	5,301,379
Commercial Banks Total		56,804,235
Consumer Finance – 0.2%
AmeriCredit Corp. (a)(b)	212,850	5,651,168
Consumer Finance Total		5,651,168
Diversified Financial Services – 0.4%
Leucadia National Corp. (a)	294,100	10,540,544
Diversified Financial Services Total		10,540,544
Insurance – 4.7%
American Financial Group, Inc. (a)	126,950	4,525,767
Arthur J. Gallagher & Co. (a)	178,300	5,242,020
Brown & Brown, Inc. (a)	208,850	5,442,631
Commerce Group, Inc.	86,900	2,962,421

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Everest Re Group Ltd.	116,125	12,452,084
Fidelity National Financial, Inc., Class A	401,600	11,260,864
First American Corp.	174,925	9,367,234
Hanover Insurance Group, Inc.	92,975	4,536,250
HCC Insurance Holdings, Inc.	202,875	6,676,616
Horace Mann Educators Corp.	78,150	1,744,308
Mercury General Corp. (a)	64,400	3,612,196
Ohio Casualty Corp.	108,625	4,677,392
Old Republic International Corp.	419,033	9,076,255
Protective Life Corp.	126,900	6,348,807
Stancorp Financial Group, Inc. (a)	97,150	4,941,049
Unitrin, Inc. (a)	72,875	3,569,418
W.R. Berkley Corp.	307,570	10,131,356
Insurance Total		106,566,668
Real Estate Investment Trusts (REITs) – 4.0%
AMB Property Corp.	179,325	10,373,951
Cousins Properties, Inc.	79,200	2,564,496
Equity One, Inc.	66,900	1,960,170
Highwoods Properties, Inc.	101,900	4,467,296
Hospitality Properties Trust	170,075	7,558,133
Liberty Property Trust	165,725	7,775,817
Macerich Co.	130,400	11,631,680
Mack-Cali Realty Corp.	122,875	5,933,634
Nationwide Health Properties, Inc.	161,800	5,027,126
Potlatch Corp. (a)	70,531	3,087,847
Rayonier, Inc.	139,985	6,293,726
Regency Centers Corp.	125,400	9,852,678
UDR, Inc. (a)	245,675	7,458,693
Weingarten Realty Investors (a)	137,000	6,392,420
Real Estate Investment Trusts (REITs) Total		90,377,667
Thrifts & Mortgage Finance – 2.0%
Astoria Financial Corp.	153,000	4,078,980
First Niagara Financial Group, Inc. (a)	198,100	2,717,932
IndyMac Bancorp, Inc. (a)	131,125	4,403,178
New York Community Bancorp, Inc. (a)	497,003	8,687,612
PMI Group, Inc.	157,450	7,784,328
Radian Group, Inc.	144,850	8,966,215
Washington Federal, Inc.	158,527	3,975,857

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Webster Financial Corp.	102,375	4,605,851
Thrifts & Mortgage Finance Total		45,219,953
FINANCIALS TOTAL		374,963,578
HEALTH CARE – 11.2%
Biotechnology – 1.2%
Cephalon, Inc. (a)(b)	119,075	9,884,416
Millennium Pharmaceuticals, Inc. (a)(b)	575,975	6,260,848
PDL BioPharma, Inc. (a)(b)	208,900	5,746,839
Vertex Pharmaceuticals, Inc. (a)(b)	229,575	6,855,110
Biotechnology Total		28,747,213
Health Care Equipment & Supplies – 2.9%
Advanced Medical Optics, Inc. (a)(b)	108,200	3,797,820
Beckman Coulter, Inc.	111,800	7,311,720
Cytyc Corp. (b)	208,050	8,796,354
DENTSPLY International, Inc.	275,750	9,965,605
Edwards Lifesciences Corp. (b)	104,950	5,268,490
Gen-Probe, Inc. (b)	94,800	5,127,732
Hillenbrand Industries, Inc.	111,500	7,381,300
Intuitive Surgical, Inc. (a)(b)	67,300	9,262,499
ResMed, Inc. (a)(b)	139,200	6,275,136
STERIS Corp.	117,625	3,536,984
Health Care Equipment & Supplies Total		66,723,640
Health Care Providers & Services – 3.7%
Apria Healthcare Group, Inc. (a)(b)	78,550	2,274,808
Community Health Systems, Inc. (b)	170,550	6,501,366
Health Management Associates, Inc., Class A	438,900	4,827,900
Health Net, Inc. (b)	202,825	11,577,251
Henry Schein, Inc. (b)	159,450	8,535,358
Kindred Healthcare, Inc. (a)(b)	57,200	1,830,400
LifePoint Hospitals, Inc. (b)	104,000	4,221,360
Lincare Holdings, Inc. (b)	158,700	6,362,283
Omnicare, Inc. (a)	220,225	8,240,820
Psychiatric Solutions, Inc. (a)(b)	97,400	3,800,548
Triad Hospitals, Inc. (b)	160,175	8,570,964
Universal Health Services, Inc., Class B	97,700	6,036,883
VCA Antech, Inc. (b)	151,600	6,000,328
WellCare Health Plans, Inc. (a)(b)	60,100	5,531,604
Health Care Providers & Services Total		84,311,873

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.3%
Cerner Corp. (a)(b)	118,700	6,743,347
Health Care Technology Total		6,743,347
Life Sciences Tools & Services – 1.8%
Affymetrix, Inc. (a)(b)	123,700	3,213,726
Charles River Laboratories International, Inc. (b)	121,350	6,452,179
Covance, Inc. (b)	115,950	7,716,472
Invitrogen Corp. (b)	85,350	6,182,754
Pharmaceutical Product Development, Inc.	188,100	6,865,650
Techne Corp. (b)	71,500	4,267,835
Varian, Inc. (b)	55,350	3,257,348
Ventana Medical Systems, Inc. (a)(b)	59,900	3,082,454
Life Sciences Tools & Services Total		41,038,418
Pharmaceuticals – 1.3%
Endo Pharmaceuticals Holdings, Inc. (b)	242,500	8,565,100
Medicis Pharmaceutical Corp., Class A (a)	100,800	3,326,400
Par Pharmaceutical Companies, Inc. (a)(b)	65,175	1,910,279
Perrigo Co. (a)	137,625	2,691,945
Sepracor, Inc. (b)	199,725	9,726,608
Valeant Pharmaceuticals International (a)	171,175	2,702,853
Pharmaceuticals Total		28,923,185
HEALTH CARE TOTAL		256,487,676
INDUSTRIALS – 14.9%
Aerospace & Defense – 0.4%
Alliant Techsystems, Inc. (a)(b)	59,775	6,037,275
DRS Technologies, Inc.	73,500	3,774,225
Aerospace & Defense Total		9,811,500
Air Freight & Logistics – 0.7%
Expeditors International Washington, Inc.	388,100	16,944,446
Air Freight & Logistics Total		16,944,446
Airlines – 0.3%
AirTran Holdings, Inc. (a)(b)	165,550	2,051,165
Alaska Air Group, Inc. (a)(b)	73,050	2,130,138
JetBlue Airways Corp. (a)(b)	322,980	3,481,724
Airlines Total		7,663,027

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 3.7%
Brink’s Co.	87,875	5,793,599
ChoicePoint, Inc. (a)(b)	138,802	6,087,856
Copart, Inc. (b)	129,075	4,025,849
Corporate Executive Board Co. (a)	69,200	4,602,492
Deluxe Corp.	93,500	4,083,145
Dun & Bradstreet Corp.	108,725	10,886,634
Herman Miller, Inc. (a)	116,925	4,209,300
HNI Corp. (a)	86,825	3,825,509
Kelly Services, Inc., Class A (a)	39,000	1,123,980
Korn/Ferry International (a)(b)	87,525	2,276,525
Manpower, Inc.	154,375	14,202,500
Mine Safety Appliances Co. (a)	54,200	2,330,600
Navigant Consulting, Inc. (a)(b)	98,400	2,050,656
Republic Services, Inc.	305,437	9,248,632
Rollins, Inc.	54,418	1,256,512
Stericycle, Inc. (b)	80,375	7,327,789
Commercial Services & Supplies Total		83,331,578
Construction & Engineering – 1.4%
Granite Construction, Inc.	61,375	4,203,574
Jacobs Engineering Group, Inc. (b)	214,400	12,424,480
KBR, Inc. (b)	303,900	8,366,367
Quanta Services, Inc. (a)(b)	214,475	6,436,395
Construction & Engineering Total		31,430,816
Electrical Equipment – 1.2%
AMETEK, Inc.	192,525	7,265,894
Hubbell, Inc., Class B (a)	108,725	6,124,479
Roper Industries, Inc.	159,400	9,302,584
Thomas & Betts Corp. (b)	93,200	5,407,464
Electrical Equipment Total		28,100,421
Industrial Conglomerates – 0.5%
Carlisle Companies, Inc.	110,600	4,882,990
Sequa Corp., Class A (a)(b)	12,475	1,372,250
Teleflex, Inc.	70,950	5,697,285
Industrial Conglomerates Total		11,952,525
Machinery – 4.4%
AGCO Corp. (b)	165,575	7,166,086
Crane Co.	92,300	4,032,587
Donaldson Co., Inc. (a)	124,900	4,562,597
Federal Signal Corp. (a)	86,325	1,410,551
Flowserve Corp.	102,725	7,130,142

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Graco, Inc.	120,787	4,836,311
Harsco Corp.	152,300	8,111,498
Joy Global, Inc. (a)	198,300	11,229,729
Kennametal, Inc.	70,050	5,388,246
Lincoln Electric Holdings, Inc.	77,600	5,454,504
Nordson Corp.	61,025	3,172,690
Oshkosh Truck Corp.	134,000	8,266,460
Pentair, Inc. (a)	181,075	6,697,964
SPX Corp.	108,225	9,509,731
Timken Co.	170,700	6,001,812
Trinity Industries, Inc. (a)	145,000	6,694,650
Machinery Total		99,665,558
Marine – 0.2%
Alexander & Baldwin, Inc.	77,700	4,156,173
Marine Total		4,156,173
Road & Rail – 1.0%
Avis Budget Group, Inc. (b)	183,580	5,553,295
Con-way, Inc.	84,350	4,782,645
J.B. Hunt Transport Services, Inc. (a)	186,450	5,433,153
Werner Enterprises, Inc. (a)	90,143	1,742,464
YRC Worldwide, Inc. (a)(b)	103,700	4,168,740
Road & Rail Total		21,680,297
Trading Companies & Distributors – 1.1%
Fastenal Co. (a)	227,500	9,859,850
GATX Corp. (a)	96,175	4,948,204
MSC Industrial Direct Co., Class A (a)	96,900	5,189,964
United Rentals, Inc. (b)	120,750	4,051,162
Trading Companies & Distributors Total		24,049,180
INDUSTRIALS TOTAL		338,785,521
INFORMATION TECHNOLOGY – 15.2%
Communications Equipment – 2.2%
3Com Corp. (b)	720,200	3,370,536
ADTRAN, Inc. (a)	111,875	3,027,337
Andrew Corp. (b)	283,900	3,755,997
Avocent Corp. (b)	92,050	2,580,161
CommScope, Inc. (b)	108,575	5,942,310
Dycom Industries, Inc. (a)(b)	73,750	2,193,325
F5 Networks, Inc. (b)	74,800	6,078,248
Harris Corp. (a)	243,050	12,133,056

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Plantronics, Inc. (a)	86,825	2,109,848
Polycom, Inc. (b)	164,700	5,224,284
Powerwave Technologies, Inc. (a)(b)	236,025	1,505,840
UTStarcom, Inc. (a)(b)	192,725	1,389,547
Communications Equipment Total		49,310,489
Computers & Peripherals – 0.8%
Diebold, Inc.	119,125	5,906,218
Imation Corp.	63,575	2,410,128
Palm, Inc. (a)(b)	185,100	3,015,279
Western Digital Corp. (a)(b)	398,800	7,501,428
Computers & Peripherals Total		18,833,053
Electronic Equipment & Instruments – 2.6%
Amphenol Corp., Class A	322,800	11,549,784
Arrow Electronics, Inc. (b)	222,775	9,144,914
Avnet, Inc. (a)(b)	233,050	9,983,862
CDW Corp.	109,825	9,350,500
Ingram Micro, Inc., Class A (b)	258,400	5,354,048
KEMET Corp. (a)(b)	151,825	1,166,016
National Instruments Corp. (a)	103,462	3,261,122
Tech Data Corp. (b)	98,750	3,639,925
Vishay Intertechnology, Inc. (b)	334,375	5,958,563
Electronic Equipment & Instruments Total		59,408,734
Internet Software & Services – 0.4%
Digital River, Inc. (b)	74,900	3,851,358
ValueClick, Inc. (a)(b)	180,400	5,651,932
Internet Software & Services Total		9,503,290
IT Services – 2.8%
Acxiom Corp.	124,975	3,474,305
Alliance Data Systems Corp. (b)	119,725	9,328,972
BISYS Group, Inc. (b)	219,350	2,577,363
Broadridge Finl Solutions, Inc. Com	249,400	5,047,856
Ceridian Corp. (b)	256,025	9,055,604
CheckFree Corp. (a)(b)	158,450	6,219,162
CSG Systems International, Inc. (b)	82,225	2,285,855
DST Systems, Inc. (b)	100,300	8,398,119
Gartner, Inc. (b)	94,325	2,599,597
Global Payments, Inc.	124,100	4,968,964
MoneyGram International, Inc.	152,075	4,431,465
MPS Group, Inc. (b)	185,725	2,553,719

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
SRA International, Inc., Class A (a)(b)	74,700	1,896,633
IT Services Total		62,837,614
Office Electronics – 0.2%
Zebra Technologies Corp., Class A (a)(b)	124,975	5,012,747
Office Electronics Total		5,012,747
Semiconductors & Semiconductor Equipment – 3.4%
Atmel Corp. (b)	776,550	4,340,915
Cree Research, Inc. (a)(b)	152,675	3,435,188
Cypress Semiconductor Corp. (a)(b)	335,375	7,200,501
Fairchild Semiconductor International, Inc. (a)(b)	223,950	4,125,159
Integrated Device Technology, Inc. (b)	356,192	5,346,442
International Rectifier Corp. (a)(b)	131,475	4,763,339
Intersil Corp., Class A	245,800	7,398,580
Lam Research Corp. (b)	256,975	13,789,278
Lattice Semiconductor Corp. (b)	207,975	1,096,028
Micrel, Inc.	102,750	1,280,265
Microchip Technology, Inc. (a)	391,750	15,897,215
RF Micro Devices, Inc. (a)(b)	349,800	2,284,194
Semtech Corp. (b)	132,000	2,197,800
Silicon Laboratories, Inc. (a)(b)	99,375	3,440,363
TriQuint Semiconductor, Inc. (b)	248,850	1,313,928
Semiconductors & Semiconductor Equipment Total		77,909,195
Software – 2.8%
Activision, Inc. (a)(b)	452,321	8,951,433
Advent Software, Inc. (a)(b)	36,125	1,302,306
Cadence Design Systems, Inc. (b)	507,275	11,520,215
Fair Isaac Corp. (a)	103,500	3,917,475
Jack Henry & Associates, Inc.	140,025	3,703,661
Macrovision Corp. (a)(b)	94,600	2,644,070
McAfee, Inc. (b)	289,175	10,630,073
Mentor Graphics Corp. (b)	153,975	2,195,684
Parametric Technology Corp. (b)	206,800	3,863,024
Sybase, Inc. (b)	166,675	4,010,201
Synopsys, Inc. (b)	263,125	6,978,075
Transaction Systems Architects, Inc. (a)(b)	68,000	2,315,400

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Wind River Systems, Inc. (b)	136,925	1,452,774
Software Total		63,484,391
INFORMATION TECHNOLOGY TOTAL		346,299,513
MATERIALS – 6.2%
Chemicals – 3.5%
Airgas, Inc.	142,375	6,070,870
Albemarle Corp.	143,150	5,817,616
Cabot Corp.	116,625	5,634,154
Chemtura Corp.	437,000	4,758,930
Cytec Industries, Inc.	76,275	4,534,549
Ferro Corp.	78,225	1,859,408
FMC Corp.	69,450	5,810,187
Lubrizol Corp.	125,400	8,241,288
Lyondell Chemical Co.	388,475	14,439,616
Minerals Technologies, Inc. (a)	34,400	2,188,184
Olin Corp. (a)	133,225	2,696,474
RPM International, Inc. (a)	216,800	4,925,696
Scotts Miracle-Gro Co., Class A (a)	79,150	3,644,066
Sensient Technologies Corp.	84,800	2,208,192
Valspar Corp. (a)	185,250	5,351,872
Chemicals Total		78,181,102
Construction Materials – 0.8%
Florida Rock Industries, Inc.	89,500	6,091,370
Martin Marietta Materials, Inc. (a)	81,675	12,695,562
Construction Materials Total		18,786,932
Containers & Packaging – 0.5%
Packaging Corp. of America	148,275	3,834,392
Sonoco Products Co. (a)	180,400	7,811,320
Containers & Packaging Total		11,645,712
Metals & Mining – 1.1%
Commercial Metals Co.	214,300	7,532,645
Reliance Steel & Aluminum Co. (a)	116,900	7,174,153
Steel Dynamics, Inc.	158,200	7,419,580
Worthington Industries, Inc. (a)	126,700	2,674,637
Metals & Mining Total		24,801,015
Paper & Forest Products – 0.3%
Bowater, Inc. (a)	101,900	2,118,501
Glatfelter Co. (a)	81,200	1,103,508

13

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Louisiana-Pacific Corp. (a)	189,100	3,876,550
Paper & Forest Products Total		7,098,559
MATERIALS TOTAL		140,513,320
TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.3%
Cincinnati Bell, Inc. (b)	448,575	2,615,192
NeuStar, Inc., Class A (a)(b)	117,400	3,411,644
Diversified Telecommunication Services Total		6,026,836
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	188,741	11,683,068
Wireless Telecommunication Services Total		11,683,068
TELECOMMUNICATION SERVICES TOTAL		17,709,904
UTILITIES – 7.4%
Electric Utilities – 2.4%
DPL, Inc. (a)	205,025	6,255,313
Great Plains Energy, Inc. (a)	155,775	4,847,718
Hawaiian Electric Industries, Inc. (a)	147,700	3,618,650
IDACORP, Inc. (a)	79,100	2,626,911
Northeast Utilities Co.	279,675	8,504,916
Pepco Holdings, Inc.	348,850	10,416,661
Puget Energy, Inc.	211,625	5,335,066
Sierra Pacific Resources (b)	401,100	7,604,856
Westar Energy, Inc. (a)	158,625	4,205,149
Electric Utilities Total		53,415,240
Gas Utilities – 1.7%
AGL Resources, Inc.	140,925	6,011,860
Equitable Resources, Inc.	220,500	11,470,410
National Fuel Gas Co. (a)	150,075	6,837,417
ONEOK, Inc.	200,900	10,868,690
WGL Holdings, Inc. (a)	89,125	3,143,439
Gas Utilities Total		38,331,816
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp. (a)	68,100	2,791,419
Independent Power Producers & Energy Traders Total		2,791,419
Multi-Utilities – 3.0%
Alliant Energy Corp.	210,675	9,101,160
Aquila, Inc. (b)	679,075	2,899,650
Energy East Corp. (a)	284,325	6,872,135

14

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
MDU Resources Group, Inc.	328,405	9,953,956
NSTAR (a)	193,600	6,743,088
OGE Energy Corp.	165,550	6,112,106
PNM Resources, Inc. (a)	137,550	4,059,101
Scana Corp.	211,475	8,964,425
Vectren Corp. (a)	138,200	4,002,272
Wisconsin Energy Corp.	212,025	10,268,371
Multi-Utilities Total		68,976,264
Water Utilities – 0.2%
Aqua America, Inc. (a)	239,874	5,483,520
Water Utilities Total		5,483,520
UTILITIES TOTAL		168,998,259

Total Common Stocks (cost of $1,531,180,740)		2,232,204,599
Securities Lending Collateral – 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)	546,211,134	546,211,134

Total Securities Lending Collateral (cost of $546,211,134)		546,211,134

	Par ($)
Short-Term Obligations – 1.2%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
4.778% 06/14/07(d)(e)	2,000,000	1,975,177
U.S. GOVERNMENT OBLIGATION TOTAL		1,975,177
REPURCHASE AGREEMENT – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Agency Obligation maturing 04/25/11, market value $26,043,200 (repurchase proceeds $25,533,688)	25,530,000	25,530,000

Total Short-Term Obligations (cost of $27,505,177)		27,505,177

15

Total Investments – 123.1% (cost of $2,104,897,051)(f)(g)	2,805,920,910

Other Assets & Liabilities, Net – (23.1)%	(525,950,429)

Net Assets – 100.0%	2,279,970,481

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $532,443,017.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Security pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $2,104,897,051.

(g)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$757,734,306	$(56,710,447)	$701,023,859

At May 31, 2007, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P Mid Cap 400 Index	100	$45,885,000	$44,162,385	Jun -2007	$1,722,615

16

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 8.6%
Auto Components – 1.6%
BorgWarner, Inc.	401,200	33,764,992
Johnson Controls, Inc.	298,100	32,701,570
Auto Components Total		66,466,562
Automobiles – 0.5%
Ford Motor Co.	2,552,900	21,291,186
Automobiles Total		21,291,186
Hotels, Restaurants & Leisure – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	379,600	27,357,772
Hotels, Restaurants & Leisure Total		27,357,772
Household Durables – 1.0%
Centex Corp.	370,800	17,931,888
Lennar Corp., Class A	480,300	21,925,695
Household Durables Total		39,857,583
Leisure Equipment & Products – 1.2%
Brunswick Corp.	911,600	31,386,388
Hasbro, Inc.	606,600	19,502,190
Leisure Equipment & Products Total		50,888,578
Media – 1.2%
Dow Jones & Co., Inc.	392,000	20,897,520
Regal Entertainment Group, Class A	1,325,600	30,329,728
Media Total		51,227,248
Multiline Retail – 1.7%
Macy’s, Inc.	879,610	35,122,827
Saks, Inc.	1,898,400	38,043,936
Multiline Retail Total		73,166,763
Textiles, Apparel & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	301,200	29,376,036
Textiles, Apparel & Luxury Goods Total		29,376,036
CONSUMER DISCRETIONARY TOTAL		359,631,728
CONSUMER STAPLES – 7.6%
Beverages – 1.8%
Fomento Economico Mexicano SAB de CV, ADR	725,400	28,899,936
Pepsi Bottling Group, Inc.	1,317,600	46,102,824
Beverages Total		75,002,760
Food & Staples Retailing – 1.0%
Kroger Co.	1,347,600	40,859,232
Food & Staples Retailing Total		40,859,232

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 2.3%
Dean Foods Co.	597,300	19,567,548
Hershey Co.	597,600	31,499,496
Smithfield Foods, Inc. (a)	729,200	23,436,488
Tyson Foods, Inc., Class A	928,800	20,702,952
Food Products Total		95,206,484
Household Products – 1.2%
Clorox Co.	731,300	49,099,482
Household Products Total		49,099,482
Personal Products – 1.3%
Avon Products, Inc.	724,800	27,825,072
Estee Lauder Companies, Inc., Class A	588,800	27,850,240
Personal Products Total		55,675,312
CONSUMER STAPLES TOTAL		315,843,270
ENERGY – 6.0%
Energy Equipment & Services – 2.0%
National-Oilwell Varco, Inc. (a)	231,608	21,875,375
Rowan Companies, Inc.	541,900	21,394,212
Technip SA, ADR	266,700	20,626,578
Tidewater, Inc.	314,300	20,743,800
Energy Equipment & Services Total		84,639,965
Oil, Gas & Consumable Fuels – 4.0%
Hess Corp.	852,200	50,467,284
Newfield Exploration Co. (a)	456,800	21,944,672
Peabody Energy Corp.	622,900	33,661,516
Tesoro Corp.	359,200	22,227,296
Williams Companies, Inc.	1,148,100	36,463,656
Oil, Gas & Consumable Fuels Total		164,764,424
ENERGY TOTAL		249,404,389
FINANCIALS – 26.6%
Commercial Banks – 9.9%
Bank of Hawaii Corp.	927,300	49,619,823
City National Corp.	649,000	50,258,560
Comerica, Inc.	998,500	62,735,755
Cullen/Frost Bankers, Inc.	725,050	38,550,909
KeyCorp	1,180,000	42,019,800
Marshall & Ilsley Corp.	927,500	44,510,725
SVB Financial Group (a)	629,500	33,407,565
TCF Financial Corp.	1,500,800	42,367,584

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Zions Bancorporation	640,450	51,530,607
Commercial Banks Total		415,001,328
Diversified Financial Services – 1.5%
CIT Group, Inc.	1,045,600	62,662,808
Diversified Financial Services Total		62,662,808
Insurance – 6.9%
ACE Ltd.	422,700	26,025,639
Ambac Financial Group, Inc.	639,850	57,336,958
Axis Capital Holdings Ltd.	1,123,922	44,473,594
Genworth Financial, Inc., Class A	1,218,000	43,969,800
Loews Corp.	914,200	46,651,626
Old Republic International Corp.	1,397,437	30,268,485
Platinum Underwriters Holdings Ltd.	1,163,200	40,060,608
Insurance Total		288,786,710
Real Estate Investment Trusts (REITs) – 7.3%
Alexandria Real Estate Equities, Inc.	199,100	20,945,320
Boston Properties, Inc.	209,400	24,223,392
Equity Residential Property Trust	532,400	26,976,708
General Growth Properties, Inc.	852,200	50,313,888
iStar Financial, Inc.	786,225	37,762,387
Plum Creek Timber Co., Inc.	1,492,100	62,369,780
ProLogis	634,100	41,000,906
Rayonier, Inc.	926,700	41,664,432
Real Estate Investment Trusts (REITs) Total		305,256,813
Thrifts & Mortgage Finance – 1.0%
PMI Group, Inc.	822,000	40,639,680
Thrifts & Mortgage Finance Total		40,639,680
FINANCIALS TOTAL		1,112,347,339
HEALTH CARE – 6.3%
Health Care Equipment & Supplies – 1.8%
Beckman Coulter, Inc.	614,600	40,194,840
Hospira, Inc. (a)	861,200	34,310,208
Health Care Equipment & Supplies Total		74,505,048
Health Care Providers & Services – 2.1%
CIGNA Corp.	252,100	42,259,523
Community Health Systems, Inc. (a)	677,500	25,826,300
Universal Health Services, Inc., Class B	352,400	21,774,796
Health Care Providers & Services Total		89,860,619
Life Sciences Tools & Services – 1.7%
Millipore Corp. (a)	333,100	24,905,887

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Varian, Inc. (a)	786,300	46,273,755
Life Sciences Tools & Services Total		71,179,642
Pharmaceuticals – 0.7%
Mylan Laboratories, Inc.	1,500,845	29,671,706
Pharmaceuticals Total		29,671,706
HEALTH CARE TOTAL		265,217,015
INDUSTRIALS – 11.6%
Aerospace & Defense – 1.6%
L-3 Communications Holdings, Inc.	511,000	48,677,860
Spirit Aerosystems Holdings, Inc., Class A (a)	551,323	19,246,686
Aerospace & Defense Total		67,924,546
Commercial Services & Supplies – 0.9%
Equifax, Inc.	901,500	37,890,045
Commercial Services & Supplies Total		37,890,045
Construction & Engineering – 0.7%
Jacobs Engineering Group, Inc. (a)	512,100	29,676,195
Construction & Engineering Total		29,676,195
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	710,200	38,052,516
Electrical Equipment Total		38,052,516
Industrial Conglomerates – 2.1%
McDermott International, Inc. (a)	616,800	48,110,400
Textron, Inc.	368,900	39,582,970
Industrial Conglomerates Total		87,693,370
Machinery – 3.9%
Barnes Group, Inc.	1,355,706	39,979,770
Harsco Corp.	471,000	25,085,460
Kennametal, Inc.	628,900	48,374,988
Parker Hannifin Corp.	471,100	47,750,696
Machinery Total		161,190,914
Marine – 0.7%
Alexander & Baldwin, Inc.	569,900	30,483,951
Marine Total		30,483,951

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.8%
Canadian Pacific Railway Ltd.	476,000	34,019,720
Road & Rail Total		34,019,720
INDUSTRIALS TOTAL		486,931,257
INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 0.2%
CommScope, Inc. (a)	155,900	8,532,407
Communications Equipment Total		8,532,407
Computers & Peripherals – 0.9%
Diebold, Inc.	457,500	22,682,850
NCR Corp. (a)	267,100	14,335,257
Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total		37,019,165
Electronic Equipment & Instruments – 2.9%
Agilent Technologies, Inc. (a)	840,400	32,078,068
Arrow Electronics, Inc. (a)	1,027,400	42,174,770
Mettler-Toledo International, Inc. (a)	309,100	30,384,530
Tektronix, Inc.	582,036	17,618,230
Electronic Equipment & Instruments Total		122,255,598
IT Services – 0.4%
SAIC, Inc. (a)	906,462	18,265,209
IT Services Total		18,265,209
Semiconductors & Semiconductor Equipment – 2.8%
Fairchild Semiconductor International, Inc. (a)	1,210,000	22,288,200
Intersil Corp., Class A	763,100	22,969,310
KLA-Tencor Corp.	381,100	20,952,878
NVIDIA Corp. (a)	725,800	25,163,486
Spansion, Inc., Class A (a)	1,254,100	13,644,608
Verigy Ltd. (a)	440,169	12,593,235
Semiconductors & Semiconductor Equipment Total		117,611,717
Software – 1.8%
Activision, Inc. (a)	1,249,733	24,732,216
Cadence Design Systems, Inc. (a)	875,900	19,891,689
Electronic Arts, Inc. (a)	345,000	16,860,150

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Synopsys, Inc. (a)	457,900	12,143,508
Software Total		73,627,563
INFORMATION TECHNOLOGY TOTAL		377,311,659
MATERIALS – 6.5%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	781,900	60,980,381
PPG Industries, Inc.	401,700	30,605,523
Chemicals Total		91,585,904
Construction Materials – 1.2%
Martin Marietta Materials, Inc.	178,200	27,699,408
Vulcan Materials Co.	184,200	22,046,898
Construction Materials Total		49,746,306
Containers & Packaging – 1.8%
Crown Holdings, Inc. (a)	1,161,400	28,953,702
Packaging Corp. of America	1,696,100	43,861,146
Containers & Packaging Total		72,814,848
Metals & Mining – 0.3%
Allegheny Technologies, Inc.	119,400	13,801,446
Metals & Mining Total		13,801,446
Paper & Forest Products – 1.0%
Weyerhaeuser Co.	508,300	41,660,268
Paper & Forest Products Total		41,660,268
MATERIALS TOTAL		269,608,772
TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 1.0%
Qwest Communications International, Inc. (a)	4,043,000	41,602,470
Diversified Telecommunication Services Total		41,602,470
TELECOMMUNICATION SERVICES TOTAL		41,602,470
UTILITIES – 13.8%
Electric Utilities – 7.9%
American Electric Power Co., Inc.	1,191,300	56,741,619
Edison International	920,600	53,643,362
Entergy Corp.	640,000	72,256,000
FPL Group, Inc.	653,200	41,759,076
PPL Corp.	1,463,000	67,239,480
Reliant Energy, Inc. (a)	1,560,000	39,967,200
Electric Utilities Total		331,606,737

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 1.0%
AGL Resources, Inc.	935,400	39,904,164
Gas Utilities Total		39,904,164
Independent Power Producers & Energy Traders – 0.7%
Mirant Corp. (a)	646,500	29,997,600
Independent Power Producers & Energy Traders Total		29,997,600
Multi-Utilities – 4.2%
PG&E Corp.	1,325,900	65,313,834
Public Service Enterprise Group, Inc.	377,200	33,548,168
Sempra Energy	591,400	36,264,648
Wisconsin Energy Corp.	869,400	42,105,042
Multi-Utilities Total		177,231,692
UTILITIES TOTAL		578,740,193

Total Common Stocks (cost of $3,115,423,518)		4,056,638,092

	Par ($)
Convertible Bonds – 0.2%
CONSUMER CYCLICAL – 0.2%
Ford Motor Co.
4.250% 12/15/36	7,704,000	8,772,930
CONSUMER CYCLICAL Total		8,772,930
CONSUMER DISCRETIONARY TOTAL		8,772,930

Total Convertible Bonds (cost of $8,110,165)		8,772,930
Short-Term Obligation – 4.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.200%, collateralized by U.S. Government Agency Obligations with various maturities to 06/12/13, market value of $188,534,250 (repurchase proceeds $184,862,299)	184,836,000	184,836,000

Total Short-Term Obligation (cost of $184,836,000)		184,836,000

7

Total Investments – 101.6% (cost of $3,308,369,683)(c)(d)	4,250,247,022

Other Assets & Liabilities, Net – (1.6)%	(65,905,963)

Net Assets – 100.0%	4,184,341,059

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Options are valued at the last reported sales price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $3,308,369,683.

(d)	Unrealized appreciation and depreciation at May 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$960,598,517	$(18,721,178)	$941,877,339

For the three months ended May 31, 2007 transactions in written options were as follows:

	Number of contracts	Premium amount
Options outstanding at February 28, 2007	0	$0
Options written	1,960	218,733
Options terminated in closing purchase transactions	0	0
Options exercised	0	0
Options expired	0	0
Options outstanding at May 31, 2007	1,960	$218,733

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks – 95.6%
CONSUMER DISCRETIONARY – 17.7%
Auto Components – 1.9%
Continental AG	358,609	50,718,311
Auto Components Total		50,718,311
Automobiles – 3.7%
Bayerische Motoren Werke (BMW) AG	213,275	14,282,596
DaimlerChrysler AG, Registered Shares	187,153	17,161,775
Honda Motor Co., Ltd.	741,200	26,066,853
Toyota Motor Corp.	453,900	27,226,541
Yamaha Motor Co. Ltd.	650,600	16,572,391
Automobiles Total		101,310,156
Hotels, Restaurants & Leisure – 3.9%
Accor SA	643,417	59,831,926
Compass Group PLC	2,001,713	14,942,741
Melco PBL Entertainment Macau Ltd., ADR (a)	1,149,208	16,111,896
Shangri-La Asia Ltd.	5,169,918	13,440,483
Hotels, Restaurants & Leisure Total		104,327,046
Household Durables – 1.3%
Gafisa SA	533,797	9,114,285
Koninklijke Philips Electronics NV	624,761	26,564,433
Household Durables Total		35,678,718
Leisure Equipment & Products – 0.4%
Sankyo Co., Ltd.	251,500	10,828,759
Leisure Equipment & Products Total		10,828,759
Media – 4.2%
British Sky Broadcasting Group PLC	2,464,978	32,213,960
Grupo Televisa SA, ADR	1,059,182	30,483,258
JC Decaux SA	612,121	20,343,880
Publicis Groupe	438,752	19,895,212
Reed Elsevier NV	494,054	9,838,654
Media Total		112,774,964
Specialty Retail – 2.0%
Esprit Holdings Ltd.	1,692,000	20,834,583
Kingfisher PLC	3,352,387	16,478,987
Yamada Denki Co., Ltd.	168,300	15,848,135
Specialty Retail Total		53,161,705

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
Yue Yuen Industrial Holdings Ltd.	2,415,833	8,028,593
Textiles, Apparel & Luxury Goods Total		8,028,593
CONSUMER DISCRETIONARY TOTAL		476,828,252
CONSUMER STAPLES – 7.3%
Beverages – 0.6%
Fomento Economico Mexicano SAB de CV, ADR	395,382	15,752,019
Beverages Total		15,752,019
Food & Staples Retailing – 2.6%
Shoppers Drug Mart Corp.	309,685	14,598,278
Tesco PLC	6,135,587	55,733,885
Food & Staples Retailing Total		70,332,163
Food Products – 1.9%
Nestle SA, Registered Shares	51,782	20,166,569
Unilever NV	379,146	11,310,238
Unilever PLC	652,899	20,154,835
Food Products Total		51,631,642
Household Products – 0.6%
Reckitt Benckiser PLC	319,753	17,386,104
Household Products Total		17,386,104
Tobacco – 1.6%
British American Tobacco PLC	1,248,338	42,293,081
Tobacco Total		42,293,081
CONSUMER STAPLES TOTAL		197,395,009
ENERGY – 5.4%
Energy Equipment & Services – 2.7%
Aker Kvaerner ASA	470,950	11,556,768
Schlumberger Ltd.	414,466	32,274,467
Technip SA	353,981	27,458,627
Energy Equipment & Services Total		71,289,862
Oil, Gas & Consumable Fuels – 2.7%
BP PLC	1,748,384	19,542,850
CNOOC Ltd.	32,762,100	31,006,399
Royal Dutch Shell PLC, Class A	152,763	5,687,572

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC, Class B	447,436	16,904,270
Oil, Gas & Consumable Fuels Total		73,141,091
ENERGY TOTAL		144,430,953
FINANCIALS – 24.0%
Capital Markets – 4.3%
Credit Suisse Group, Registered Shares	320,623	24,384,416
Macquarie Bank Ltd.	516,920	37,495,905
Man Group PLC	2,276,780	26,531,063
UBS AG, Registered Shares	431,324	28,137,482
Capital Markets Total		116,548,866
Commercial Banks – 11.1%
ABN AMRO Holding NV	202,305	9,698,889
Allied Irish Banks PLC	606,039	18,282,507
BNP Paribas	203,986	24,751,992
Commerzbank AG	189,276	9,311,106
Depfa Bank PLC	792,980	14,617,812
Erste Bank der Oesterreichischen Sparkassen AG	428,048	33,578,445
HBOS PLC	1,037,823	22,337,777
HSBC Holdings PLC	1,175,508	21,768,527
ICICI Bank Ltd., ADR	286,492	13,622,695
Intesa Sanpaolo SpA	2,634,459	20,098,982
Mitsubishi UFJ Financial Group, Inc.	2,024	23,283,484
Mitsui Trust Holdings, Inc.	1,678,000	15,552,868
Mizuho Financial Group, Inc.	1,071	7,577,083
Royal Bank of Scotland Group PLC	1,878,986	23,346,640
Shinhan Financial Group Co., Ltd.	257,478	15,901,584
Uniao de Bancos Brasileiros SA, GDR	218,355	24,523,450
Commercial Banks Total		298,253,841
Diversified Financial Services – 0.9%
ING Groep NV	566,790	25,251,136
Diversified Financial Services Total		25,251,136
Insurance – 5.3%
Aviva PLC	1,374,485	21,718,510
AXA SA	1,258,373	55,012,155
Manulife Financial Corp.	506,960	18,897,247
Swiss Re, Registered Shares	226,515	21,564,051
Zurich Financial Services AG	83,071	25,417,094
Insurance Total		142,609,057

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – 1.6%
CapitaLand Ltd.	3,603,000	19,454,176
Henderson Land Development Co., Ltd.	2,455,000	16,962,041
JHSF Participacoes SA (a)	907,200	5,435,644
Real Estate Management & Development Total		41,851,861
Thrifts & Mortgage Finance – 0.8%
Northern Rock PLC	960,810	20,546,999
Thrifts & Mortgage Finance Total		20,546,999
FINANCIALS TOTAL		645,061,760
HEALTH CARE – 6.6%
Biotechnology – 0.8%
Actelion Ltd., Registered Shares (a)	31,000	6,776,821
CSL Ltd.	198,669	14,670,806
Biotechnology Total		21,447,627
Pharmaceuticals – 5.8%
Astellas Pharma, Inc.	442,200	19,584,700
Chugai Pharmaceutical Co., Ltd.	1,114,300	22,752,962
GlaxoSmithKline PLC	738,190	19,148,139
Novartis AG, Registered Shares	345,434	19,417,971
Roche Holding AG, Genusschein Shares	128,779	23,636,120
Sanofi-Aventis	342,483	33,022,913
Takeda Pharmaceutical Co., Ltd.	277,200	18,609,071
Pharmaceuticals Total		156,171,876
HEALTH CARE TOTAL		177,619,503
INDUSTRIALS – 11.5%
Aerospace & Defense – 2.4%
BAE Systems PLC	7,398,535	65,521,405
Aerospace & Defense Total		65,521,405
Air Freight & Logistics – 1.7%
Deutsche Post AG, Registered Shares	793,439	25,238,328
TNT NV	451,051	19,943,104
Air Freight & Logistics Total		45,181,432
Airlines – 0.2%
Gol Linhas Aereas Inteligentes SA, ADR	203,081	6,661,057
Airlines Total		6,661,057
Building Products – 1.3%
Cie de Saint-Gobain	178,136	19,532,398

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – (continued)
Daikin Industries Ltd.	399,588	14,611,065
Building Products Total		34,143,463
Construction & Engineering – 1.3%
Vinci SA	430,730	34,078,621
Construction & Engineering Total		34,078,621
Electrical Equipment – 0.6%
ABB Ltd., Registered Shares	745,906	15,955,860
Electrical Equipment Total		15,955,860
Industrial Conglomerates – 1.4%
Siemens AG, Registered Shares	291,376	38,398,427
Industrial Conglomerates Total		38,398,427
Marine – 0.4%
Stolt-Nielsen SA	340,164	10,434,219
Marine Total		10,434,219
Road & Rail – 0.5%
Canadian National Railway Co.	249,956	13,645,098
Road & Rail Total		13,645,098
Trading Companies & Distributors – 0.8%
Marubeni Corp.	2,926,000	20,460,362
Trading Companies & Distributors Total		20,460,362
Transportation Infrastructure – 0.9%
China Merchants Holdings International Co., Ltd.	3,086,000	13,713,887
Macquarie Infrastructure Group	3,379,964	10,355,479
Transportation Infrastructure Total		24,069,366
INDUSTRIALS TOTAL		308,549,310
INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 1.7%
Research In Motion Ltd. (a)	106,796	17,736,680
Telefonaktiebolaget LM Ericsson, Class B	7,045,000	26,726,486
Communications Equipment Total		44,463,166
Electronic Equipment & Instruments – 0.4%
Celestica, Inc. (a)	548,120	3,587,173
Nippon Electric Glass Co., Ltd.	468,000	7,471,849
Electronic Equipment & Instruments Total		11,059,022
Semiconductors & Semiconductor Equipment – 1.1%
Samsung Electronics Co., Ltd.	51,028	29,424,423
Semiconductors & Semiconductor Equipment Total		29,424,423

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.2%
Amdocs Ltd. (a)	128,914	5,010,887
Software Total		5,010,887
INFORMATION TECHNOLOGY TOTAL		89,957,498
MATERIALS – 10.0%
Chemicals – 4.2%
Air Liquide SA	40,338	9,577,134
Bayer AG	288,933	20,795,497
Linde AG	76,177	8,417,292
Lonza Group AG, Registered Shares	273,472	27,039,075
Syngenta AG, Registered Shares (a)	248,732	46,830,176
Chemicals Total		112,659,174
Construction Materials – 3.0%
Cemex SA de CV, ADR, COP (a)	418,840	16,284,517
CRH PLC	566,026	27,570,492
Holcim Ltd., Registered Shares	328,985	36,395,711
Construction Materials Total		80,250,720
Containers & Packaging – 0.1%
Smurfit Kappa Group PLC (a)	162,000	4,108,903
Containers & Packaging Total		4,108,903
Metals & Mining – 2.2%
POSCO	15,463	7,433,173
Rio Tinto PLC	711,728	51,721,039
Metals & Mining Total		59,154,212
Paper & Forest Products – 0.5%
Stora Enso Oyj, Class R	198,412	3,788,348
UPM-Kymmene Oyj	353,159	9,152,213
Paper & Forest Products Total		12,940,561
MATERIALS TOTAL		269,113,570
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 2.6%
France Telecom SA	965,881	29,670,789
Telefonica SA	1,217,546	27,670,346
Telenor ASA (a)	671,104	13,046,756
Diversified Telecommunication Services Total		70,387,891
Wireless Telecommunication Services – 3.5%
America Movil SA de CV, ADR, Series L	312,433	18,917,818
China Mobile Ltd.	4,367,000	40,798,449
LG Telecom Ltd. (a)	1,079,634	11,927,407

6

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	6,948,716	21,739,461
Wireless Telecommunication Services Total		93,383,135
TELECOMMUNICATION SERVICES TOTAL		163,771,026
UTILITIES – 3.6%
Electric Utilities – 2.2%
E.ON AG	190,942	31,390,711
Electricite de France	286,149	26,539,948
Electric Utilities Total		57,930,659
Gas Utilities – 0.3%
Enagas SA	369,994	9,359,488
Gas Utilities Total		9,359,488
Multi-Utilities – 1.1%
Veolia Environnement	365,511	30,590,769
Multi-Utilities Total		30,590,769
UTILITIES TOTAL		97,880,916

Total Common Stocks (cost of $1,945,689,509)		2,570,607,797

	Par ($)
Short-Term Obligation – 4.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.200%, collateralized by U.S. Agency Obligations with various maturity dates to 12/14/18, market value of $117,784,850 (repurchase proceeds $115,491,680)	115,475,000	115,475,000

Total Short-Term Obligation (cost of $115,475,000)		115,475,000

Total Investments – 99.9% (cost of $2,061,164,509)(b)(c)		2,686,082,797

Other Assets & Liabilities, Net – 0.1%		3,880,652

Net Assets – 100.0%		2,689,963,449

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,061,164,509.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
$659,713,930	$(34,795,642)	$624,918,288

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 15.0%
Auto Components – 0.2%
Drew Industries, Inc. (a)	49,700	1,674,393
Standard Motor Products, Inc.	31,600	491,380
Superior Industries International, Inc. (b)	60,900	1,375,122
Auto Components Total		3,540,895
Automobiles – 0.3%
Coachmen Industries, Inc.	41,800	429,286
Fleetwood Enterprises, Inc. (a)(b)	170,500	1,587,355
Monaco Coach Corp. (b)	71,300	1,098,733
Winnebago Industries, Inc. (b)	83,600	2,591,600
Automobiles Total		5,706,974
Distributors – 0.4%
Audiovox Corp., Class A (a)(b)	48,300	648,669
Building Materials Holding Corp. (b)	77,600	1,188,832
Keystone Automotive Industries, Inc. (a)(b)	43,500	1,796,985
LKQ Corp. (a)(b)	120,600	3,011,382
Distributors Total		6,645,868
Diversified Consumer Services – 0.6%
Bright Horizons Family Solutions, Inc. (a)	69,700	2,951,098
Coinstar, Inc. (a)	74,100	2,340,819
CPI Corp.	13,900	1,102,965
Pre-Paid Legal Services, Inc. (a)	23,900	1,552,783
Universal Technical Institute, Inc. (a)(b)	61,500	1,452,015
Vertrue, Inc. (a)	25,800	1,244,850
Diversified Consumer Services Total		10,644,530
Hotels, Restaurants & Leisure – 3.5%
California Pizza Kitchen, Inc. (a)	50,900	1,866,503
CEC Entertainment, Inc. (a)	88,550	3,428,656
CKE Restaurants, Inc. (b)	174,400	3,800,176
IHOP Corp. (b)	41,900	2,436,485
Jack in the Box, Inc. (a)	90,900	6,951,123
Landry’s Restaurants, Inc. (b)	45,100	1,319,626
Marcus Corp.	56,800	1,327,416
Monarch Casino & Resort, Inc. (a)	27,900	761,949
Multimedia Games, Inc. (a)(b)	73,500	933,450
O’Charleys, Inc. (a)	62,100	1,402,839
P.F. Chang’s China Bistro, Inc. (a)(b)	67,900	2,633,841

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Panera Bread Co., Class A (a)(b)	84,600	4,768,902
Papa John’s International, Inc. (a)(b)	59,700	1,847,715
Peet’s Coffee & Tea, Inc. (a)(b)	36,800	959,376
Pinnacle Entertainment, Inc. (a)	158,800	4,859,280
RARE Hospitality International, Inc. (a)	81,100	2,355,144
Red Robin Gourmet Burgers, Inc. (a)(b)	44,200	1,897,506
Ruth’s Chris Steak House (a)(b)	46,400	849,584
Shuffle Master, Inc. (a)(b)	93,250	1,793,197
Sonic Corp. (a)(b)	181,000	4,412,780
Steak n Shake Co. (a)(b)	75,100	1,141,520
Texas Roadhouse, Inc., Class A (a)	143,000	1,980,550
Triarc Companies, Inc.	172,564	2,666,114
WMS Industries, Inc. (a)(b)	63,500	2,689,860
Hotels, Restaurants & Leisure Total		59,083,592
Household Durables – 1.0%
Bassett Furniture Industries, Inc. (b)	31,400	450,590
Champion Enterprises, Inc. (a)(b)	203,900	2,318,343
Ethan Allen Interiors, Inc. (b)	84,500	3,068,195
La-Z-Boy, Inc. (b)	136,700	1,607,592
Libbey, Inc. (b)	38,100	854,202
M/I Homes, Inc. (b)	32,200	926,716
Meritage Corp. (a)(b)	58,500	2,029,365
National Presto Industries, Inc.	12,500	757,750
Russ Berrie & Co., Inc. (a)	30,600	519,282
Skyline Corp. (b)	18,100	599,834
Standard Pacific Corp. (b)	172,300	3,673,436
Household Durables Total		16,805,305
Internet & Catalog Retail – 0.2%
Blue Nile, Inc. (a)(b)	37,100	2,132,137
PetMed Express, Inc. (a)(b)	64,500	832,695
Stamps.com, Inc. (a)	50,900	694,785
Internet & Catalog Retail Total		3,659,617
Leisure Equipment & Products – 1.2%
Arctic Cat, Inc. (b)	31,800	608,652
JAKKS Pacific, Inc. (a)(b)	73,900	1,941,353
K2, Inc. (a)(b)	131,300	2,003,638
MarineMax, Inc. (a)(b)	49,600	1,030,688

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
Nautilus Group, Inc. (b)	83,800	1,079,344
Polaris Industries, Inc.	94,500	5,206,005
Pool Corp. (b)	133,850	5,481,158
RC2 Corp. (a)	56,200	2,525,628
Sturm Ruger & Co., Inc. (a)(b)	48,800	676,856
Leisure Equipment & Products Total		20,553,322
Media – 0.6%
4Kids Entertainment, Inc. (a)	35,000	591,850
Arbitron, Inc.	79,200	4,146,912
Live Nation, Inc. (a)	174,400	3,906,560
Radio One, Inc., Class D (a)(b)	204,900	1,538,799
Media Total		10,184,121
Multiline Retail – 0.2%
Fred’s, Inc. (b)	106,550	1,532,189
Tuesday Morning Corp. (b)	79,300	1,105,442
Multiline Retail Total		2,637,631
Specialty Retail – 4.4%
Aaron Rents, Inc.	129,750	3,721,230
Brown Shoe Co., Inc.	114,675	3,398,967
Cato Corp., Class A	83,900	1,824,825
Children’s Place Retail Stores, Inc. (a)	62,100	3,506,166
Christopher & Banks Corp. (b)	99,100	1,871,999
Cost Plus, Inc. (a)	58,800	543,312
Dress Barn, Inc. (a)(b)	122,700	2,833,143
Finish Line, Inc., Class A (b)	111,500	1,427,200
Genesco, Inc. (a)(b)	59,800	3,130,530
Group 1 Automotive, Inc. (b)	64,600	2,726,120
Guitar Center, Inc. (a)(b)	78,500	4,209,955
Gymboree Corp. (a)	84,200	3,763,740
Haverty Furniture Companies, Inc. (b)	60,400	736,276
Hibbett Sporting Goods, Inc. (a)(b)	84,500	2,363,465
HOT Topic, Inc. (a)	117,600	1,303,008
Jo-Ann Stores, Inc. (a)	64,950	2,196,609
Jos. A. Bank Clothiers, Inc. (a)	47,975	2,019,268
Lithia Motors, Inc., Class A (b)	42,300	1,137,024
Men’s Wearhouse, Inc.	140,800	7,510,272
Midas, Inc. (a)	31,400	705,558
Pep Boys-Manny, Moe & Jack, Inc. (b)	144,800	3,084,240
Select Comfort Corp. (a)(b)	132,950	2,409,054
Sonic Automotive, Inc. (b)	80,000	2,490,400

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Stage Stores, Inc.	116,275	2,430,147
Stein Mart, Inc.	71,900	901,626
Tractor Supply Co. (a)(b)	92,200	4,905,962
Tween Brands, Inc. (a)	85,100	3,704,403
Zale Corp. (a)(b)	130,300	3,499,858
Specialty Retail Total		74,354,357
Textiles, Apparel & Luxury Goods – 2.4%
Ashworth, Inc. (a)	38,600	316,520
CROCS, Inc. (a)(b)	89,300	7,265,448
Deckers Outdoor Co. (a)	29,100	2,557,599
Fossil, Inc. (a)(b)	120,250	3,753,003
Iconix Brand Group, Inc. (a)(b)	151,100	3,361,975
K-Swiss, Inc., Class A	70,900	2,056,809
Kellwood Co. (b)	67,000	1,930,270
Movado Group, Inc.	54,100	1,803,153
Oxford Industries, Inc. (b)	40,700	1,853,071
Quiksilver, Inc. (a)(b)	325,100	4,587,161
Skechers U.S.A., Inc. (a)	72,800	2,336,880
Stride Rite Corp.	97,000	1,954,550
Unifirst Corp.	37,900	1,582,704
Wolverine World Wide, Inc.	147,900	4,293,537
Textiles, Apparel & Luxury Goods Total		39,652,680
CONSUMER DISCRETIONARY TOTAL		253,468,892
CONSUMER STAPLES – 3.8%
Food & Staples Retailing – 1.1%
Casey’s General Stores, Inc.	134,500	3,632,845
Great Atlantic & Pacific Tea Co., Inc. (a)	51,900	1,791,069
Longs Drug Stores Corp.	75,600	4,330,368
Nash Finch Co. (b)	35,700	1,679,685
Performance Food Group Co. (a)	93,100	3,305,050
Spartan Stores, Inc.	57,400	1,515,360
United Natural Foods, Inc. (a)(b)	113,900	3,117,443
Food & Staples Retailing Total		19,371,820
Food Products – 1.9%
Corn Products International, Inc.	198,000	8,123,940
Delta & Pine Land Co. (b)	97,200	4,067,820
Flowers Foods, Inc.	137,600	4,747,200

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Hain Celestial Group, Inc. (a)(b)	105,000	3,003,000
J & J Snack Foods Corp. (b)	36,500	1,435,545
Lance, Inc. (b)	82,200	1,952,250
Ralcorp Holdings, Inc. (a)(b)	71,400	4,152,624
Sanderson Farms, Inc. (b)	42,300	1,818,477
TreeHouse Foods, Inc. (a)	83,000	2,327,320
Food Products Total		31,628,176
Household Products – 0.3%
Central Garden & Pet Co. (a)(b)	190,100	2,532,132
Spectrum Brands, Inc. (a)(b)	103,300	867,720
WD-40 Co.	45,300	1,509,849
Household Products Total		4,909,701
Personal Products – 0.4%
Chattem, Inc. (a)(b)	49,700	3,164,399
Mannatech, Inc. (b)	42,200	591,644
Playtex Products, Inc. (a)	148,300	2,209,670
USANA Health Sciences, Inc. (a)(b)	22,800	886,464
Personal Products Total		6,852,177
Tobacco – 0.1%
Alliance One International, Inc. (a)(b)	233,700	2,245,857
Tobacco Total		2,245,857
CONSUMER STAPLES TOTAL		65,007,731
ENERGY – 6.3%
Energy Equipment & Services – 3.5%
Atwood Oceanics, Inc. (a)(b)	72,000	4,726,080
Bristow Group, Inc. (a)(b)	62,600	3,083,676
CARBO Ceramics, Inc. (b)	53,950	2,395,380
Dril-Quip, Inc. (a)	64,500	3,129,540
Hornbeck Offshore Services, Inc. (a)(b)	61,800	2,466,438
Input/Output, Inc. (a)(b)	187,100	2,999,213
Lone Star Technologies, Inc. (a)	81,600	5,498,208
Lufkin Industries, Inc.	39,800	2,543,618
Matrix Service Co. (a)	64,700	1,653,085
Oceaneering International, Inc. (a)	147,600	7,385,904
SEACOR Holdings, Inc. (a)	56,800	5,253,432
Tetra Technologies, Inc. (a)(b)	192,650	5,380,714
Unit Corp. (a)(b)	123,200	7,590,352
W-H Energy Services, Inc. (a)	80,500	5,135,900
Energy Equipment & Services Total		59,241,540

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 2.8%
Cabot Oil & Gas Corp.	257,300	10,034,700
Helix Energy Solutions Group, Inc. (a)	242,800	9,675,580
Massey Energy Co. (b)	215,800	6,253,884
Penn Virginia Corp.	50,000	3,990,000
Petroleum Development Corp. (a)(b)	39,300	2,003,121
St. Mary Land & Exploration Co.	167,400	6,254,064
Stone Energy Corp. (a)	74,400	2,427,672
Swift Energy Co. (a)	79,300	3,412,279
World Fuel Services Corp.	75,900	3,105,069
Oil, Gas & Consumable Fuels Total		47,156,369
ENERGY TOTAL		106,397,909
FINANCIALS – 15.4%
Capital Markets – 0.7%
Investment Technology Group, Inc. (a)	117,600	4,780,440
LaBranche & Co., Inc. (a)(b)	142,000	1,172,920
Piper Jaffray Companies, Inc. (a)	49,200	3,291,480
SWS Group, Inc. (b)	65,650	1,584,791
TradeStation Group, Inc. (a)(b)	67,900	809,368
Capital Markets Total		11,638,999
Commercial Banks – 5.6%
Boston Private Financial Holdings, Inc. (b)	97,800	2,768,718
Cascade Bancorp (b)	75,300	1,694,250
Central Pacific Financial Corp. (b)	81,800	2,775,474
Chittenden Corp.	120,525	3,514,509
Community Bank System, Inc.	79,700	1,638,632
East West Bancorp, Inc.	163,700	6,636,398
First Bancorp Puerto Rico	221,600	2,783,296
First Commonwealth Financial Corp. (b)	167,300	1,892,163
First Financial Bancorp (b)	85,300	1,255,616
First Indiana Corp. (b)	34,300	720,986
First Midwest Bancorp, Inc. (b)	132,900	4,889,391
First Republic Bank	82,250	4,453,837
Frontier Financial Corp. (b)	105,500	2,453,930
Glacier Bancorp, Inc. (b)	138,607	2,966,190
Hanmi Financial Corp.	110,000	1,921,700
Independent Bank Corp./MI (b)	54,220	937,464
Irwin Financial Corp.	50,000	795,000

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Nara Bancorp, Inc. (b)	55,800	896,148
PrivateBancorp, Inc. (b)	49,200	1,650,168
Prosperity Bancshares, Inc. (b)	91,600	3,173,024
Provident Bankshares Corp.	85,700	2,866,665
Signature Bank (a)(b)	79,000	2,626,750
South Financial Group, Inc.	198,300	4,719,540
Sterling Bancorp NY	49,800	798,294
Sterling Bancshares, Inc.	191,750	2,203,208
Sterling Financial Corp.	135,825	4,107,348
Susquehanna Bancshares, Inc.	138,700	2,986,211
UCBH Holdings, Inc.	265,100	4,933,511
Umpqua Holdings Corp. (b)	168,500	4,205,760
United Bankshares, Inc. (b)	97,100	3,277,125
United Community Banks, Inc. (b)	96,200	2,923,518
Whitney Holding Corp.	175,600	5,450,624
Wilshire Bancorp, Inc. (b)	41,100	523,614
Wintrust Financial Corp. (b)	66,600	3,056,274
Commercial Banks Total		94,495,336
Consumer Finance – 0.4%
Cash America International, Inc.	79,100	3,281,859
First Cash Financial Services, Inc. (a)	73,000	1,819,890
Rewards Network, Inc. (a)(b)	70,800	276,828
World Acceptance Corp. (a)(b)	46,800	1,983,384
Consumer Finance Total		7,361,961
Diversified Financial Services – 0.3%
Financial Federal Corp. (b)	73,200	1,990,308
Portfolio Recovery Associates, Inc. (b)	42,600	2,521,920
Diversified Financial Services Total		4,512,228
Insurance – 2.8%
Delphi Financial Group, Inc., Class A	115,150	4,944,541
Hilb Rogal & Hobbs Co.	96,300	4,178,457
Infinity Property & Casualty Corp.	51,900	2,741,877
LandAmerica Financial Group, Inc. (b)	46,600	4,319,354
Philadelphia Consolidated Holding Co. (a)	152,700	6,291,240
Presidential Life Corp.	57,300	1,046,298
ProAssurance Corp. (a)	88,600	5,007,672
RLI Corp.	53,200	3,056,340
Safety Insurance Group, Inc.	38,100	1,586,484
SCPIE Holdings, Inc. (a)(b)	26,700	571,380
Selective Insurance Group, Inc. (b)	151,700	4,152,029

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Stewart Information Services Corp. (b)	48,500	1,921,570
United Fire & Casualty Co.	55,900	2,188,485
Zenith National Insurance Corp.	98,600	4,769,282
Insurance Total		46,775,009
Real Estate Investment Trusts (REITs) – 3.9%
Acadia Realty Trust	85,500	2,429,055
Colonial Properties Trust	123,100	6,074,985
EastGroup Properties, Inc.	63,100	3,085,590
Entertainment Properties Trust	70,400	4,157,120
Essex Property Trust, Inc.	68,400	8,702,532
Inland Real Estate Corp. (b)	173,300	3,119,400
Kilroy Realty Corp.	87,000	6,465,840
Kite Realty Group Trust	77,200	1,641,272
Lexington Corporate Properties Trust (b)	186,900	3,887,520
LTC Properties, Inc.	55,200	1,323,696
Medical Properties Trust, Inc. (b)	130,900	1,862,707
Mid-America Apartment Communities, Inc.	67,400	3,959,750
National Retail Properties, Inc.	173,700	4,212,225
Parkway Properties, Inc. (b)	42,200	2,188,070
PS Business Parks, Inc.	42,600	2,860,590
Senior Housing Properties Trust	198,100	4,655,350
Sovran Self Storage, Inc.	54,600	2,909,088
Tanger Factory Outlet Centers, Inc. (b)	83,100	3,486,045
Real Estate Investment Trusts (REITs) Total		67,020,835
Thrifts & Mortgage Finance – 1.7%
Anchor BanCorp Wisconsin, Inc. (b)	47,400	1,357,062
Bank Mutual Corp.	160,500	1,898,715
BankAtlantic Bancorp, Inc., Class A	122,000	1,156,560
BankUnited Financial Corp., Class A (b)	85,000	1,948,200
Brookline Bancorp, Inc. (b)	163,900	1,956,966
Corus Bankshares, Inc. (b)	88,344	1,606,977
Dime Community Bancshares	73,100	986,850
Downey Financial Corp. (b)	51,900	3,777,801
FirstFed Financial Corp. (a)(b)	44,100	2,843,127
Flagstar BanCorp, Inc. (b)	103,300	1,328,438
Franklin Bank Corp. (a)(b)	62,700	1,033,923
Fremont General Corp. (b)	180,300	2,388,975

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
MAF Bancorp, Inc. (b)	74,500	4,014,060
Triad Guaranty, Inc. (a)(b)	32,500	1,449,175
TrustCo Bank Corp. NY (b)	199,400	1,936,174
Thrifts & Mortgage Finance Total		29,683,003
FINANCIALS TOTAL		261,487,371
HEALTH CARE – 11.7%
Biotechnology – 0.6%
ArQule, Inc. (a)(b)	75,300	676,194
Digene Corp. (a)(b)	63,900	2,843,550
Martek Biosciences Corp. (a)(b)	85,800	1,795,794
Regeneron Pharmaceuticals, Inc. (a)	174,700	3,920,268
Savient Pharmaceuticals, Inc. (a)(b)	123,400	1,754,748
Biotechnology Total		10,990,554
Health Care Equipment & Supplies – 5.3%
American Medical Systems Holdings, Inc. (a)(b)	191,400	3,590,664
Analogic Corp. (b)	37,100	2,448,600
ArthroCare Corp. (a)(b)	73,000	3,217,110
BioLase Technology, Inc. (a)(b)	63,000	378,000
Biosite, Inc. (a)	42,500	3,906,600
CONMED Corp. (a)	74,600	2,335,726
Cooper Companies, Inc. (b)	119,700	6,600,258
Cyberonics, Inc. (a)(b)	58,800	1,104,264
Datascope Corp.	33,700	1,241,845
DJ Orthopedics, Inc. (a)(b)	62,400	2,434,224
Greatbatch, Inc. (a)(b)	58,900	1,769,356
Haemonetics Corp. (a)	70,300	3,489,692
Hologic, Inc. (a)(b)	141,700	7,664,553
ICU Medical, Inc. (a)(b)	39,000	1,565,850
IDEXX Laboratories, Inc. (a)	82,900	7,319,241
Immucor, Inc. (a)	183,187	5,785,046
Integra LifeSciences Holdings Corp. (a)	52,500	2,694,300
Invacare Corp.	85,100	1,510,525
Kensey Nash Corp. (a)(b)	31,500	734,895
Mentor Corp. (b)	113,100	4,573,764
Meridian Bioscience, Inc. (b)	86,100	1,818,432
Merit Medical Systems, Inc. (a)	73,000	835,850
Osteotech, Inc. (a)	46,100	337,452
Palomar Medical Technologies, Inc. (a)(b)	48,300	1,878,387
PolyMedica Corp. (b)	60,200	2,447,732

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Possis Medical, Inc. (a)(b)	45,800	539,066
Respironics, Inc. (a)	194,700	8,596,005
SurModics, Inc. (a)(b)	41,600	1,560,832
Symmetry Medical, Inc. (a)(b)	93,800	1,437,954
Theragenics Corp. (a)	88,500	388,515
Viasys Healthcare, Inc. (a)	88,000	3,779,600
Vital Signs, Inc.	20,800	1,210,352
Health Care Equipment & Supplies Total		89,194,690
Health Care Providers & Services – 4.1%
Amedisys, Inc. (a)	68,699	2,562,473
AMERIGROUP Corp. (a)	139,250	3,550,875
AMN Healthcare Services, Inc. (a)	92,300	2,078,596
AmSurg Corp. (a)	80,000	1,968,800
Centene Corp. (a)	115,400	2,653,046
Chemed Corp. (b)	70,900	4,750,300
Cross Country Healthcare, Inc. (a)	57,900	1,008,039
CryoLife, Inc. (a)	59,900	874,540
Genesis HealthCare Corp. (a)(b)	52,600	3,592,580
Gentiva Health Services, Inc. (a)	72,600	1,486,848
HealthExtras, Inc. (a)	79,500	2,419,185
Healthways, Inc. (a)(b)	92,900	4,330,998
Hooper Holmes, Inc. (a)	180,000	653,400
inVentiv Health, Inc. (a)	80,200	3,020,332
LCA-Vision, Inc. (b)	52,900	2,393,725
Matria Healthcare, Inc. (a)(b)	57,100	1,827,200
Odyssey Healthcare, Inc. (a)	89,650	1,162,760
Option Care, Inc. (b)	70,400	1,060,928
Owens & Minor, Inc. (b)	107,200	3,805,600
Pediatrix Medical Group, Inc. (a)	129,100	7,438,742
PSS World Medical, Inc. (a)(b)	179,300	3,361,875
RehabCare Group, Inc. (a)	45,800	722,724
Res-Care, Inc. (a)	53,400	1,105,380
Sierra Health Services, Inc. (a)	148,400	6,185,312
Sunrise Senior Living, Inc. (a)(b)	119,200	4,667,872
Health Care Providers & Services Total		68,682,130
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	129,800	3,187,888
Health Care Technology Total		3,187,888

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.7%
Cambrex Corp.	75,200	934,736
Dionex Corp. (a)(b)	50,800	3,601,720
Enzo Biochem, Inc. (a)(b)	82,920	1,348,279
Kendle International, Inc. (a)	32,600	1,125,678
PAREXEL International Corp. (a)	72,800	2,928,016
PharmaNet Development Group, Inc. (a)	49,000	1,573,390
Life Sciences Tools & Services Total		11,511,819
Pharmaceuticals – 0.8%
Alpharma, Inc., Class A (b)	89,600	2,177,280
Bradley Pharmaceuticals, Inc. (a)(b)	43,700	964,896
MGI Pharma, Inc. (a)	211,600	4,524,008
Noven Pharmaceuticals, Inc. (a)(b)	65,900	1,545,355
Sciele Pharma, Inc. (a)(b)	78,600	1,942,992
Viropharma, Inc. (a)	185,700	2,690,793
Pharmaceuticals Total		13,845,324
HEALTH CARE TOTAL		197,412,405
INDUSTRIALS – 18.0%
Aerospace & Defense – 2.4%
AAR Corp. (a)(b)	98,400	3,198,000
Applied Signal Technology, Inc. (b)	32,300	524,229
Armor Holdings, Inc. (a)(b)	80,400	6,908,772
Ceradyne, Inc. (a)(b)	72,200	4,878,554
Cubic Corp. (b)	41,200	1,035,356
Curtiss-Wright Corp.	117,600	5,300,232
EDO Corp. (b)	43,800	1,470,366
Esterline Technologies Corp. (a)(b)	68,100	3,098,550
GenCorp, Inc. (a)(b)	148,800	1,995,408
Moog, Inc., Class A (a)	112,975	4,864,703
Teledyne Technologies, Inc. (a)	92,700	4,271,616
Triumph Group, Inc. (b)	43,600	2,881,088
Aerospace & Defense Total		40,426,874
Air Freight & Logistics – 0.6%
EGL, Inc. (a)(b)	84,600	3,921,210
Forward Air Corp. (b)	80,950	2,753,110
HUB Group, Inc., Class A (a)	106,000	3,919,880
Air Freight & Logistics Total		10,594,200
Airlines – 0.4%
Frontier Airlines Holdings, Inc. (a)(b)	97,500	591,825
Mesa Air Group, Inc. (a)(b)	88,200	621,810

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – (continued)
Skywest, Inc.	171,300	4,715,889
Airlines Total		5,929,524
Building Products – 1.0%
Apogee Enterprises, Inc.	75,500	1,858,810
Griffon Corp. (a)(b)	69,900	1,631,466
Lennox International, Inc.	152,800	5,233,400
NCI Building Systems, Inc. (a)(b)	53,700	2,760,717
Simpson Manufacturing Co., Inc. (b)	97,900	3,262,028
Universal Forest Products, Inc. (b)	50,300	2,418,424
Building Products Total		17,164,845
Commercial Services & Supplies – 3.5%
ABM Industries, Inc.	116,000	3,423,160
Administaff, Inc. (b)	64,700	2,358,962
Angelica Corp.	25,300	635,030
Bowne & Co., Inc.	77,300	1,498,847
Brady Corp., Class A	143,600	5,333,304
CDI Corp. (b)	34,600	1,157,024
Consolidated Graphics, Inc. (a)	31,300	2,272,380
G&K Services, Inc., Class A (b)	57,200	2,177,604
Healthcare Services Group, Inc. (b)	73,500	2,048,445
Heidrick & Struggles International, Inc. (a)	46,700	2,276,158
Interface, Inc., Class A	138,500	2,337,880
Labor Ready, Inc. (a)	134,900	3,237,600
Mobile Mini, Inc. (a)(b)	95,500	2,884,100
On Assignment, Inc. (a)	93,200	1,015,880
School Specialty, Inc. (a)	49,600	1,733,024
Spherion Corp. (a)	150,600	1,483,410
Standard Register Co. (b)	32,800	390,648
Tetra Tech, Inc. (a)	154,300	3,403,858
United Stationers, Inc. (a)	79,000	5,300,110
Viad Corp.	56,600	2,511,342
Volt Information Sciences, Inc. (a)(b)	34,400	854,152
Waste Connections, Inc. (a)	181,925	5,606,928
Watson Wyatt & Co. Holdings, Class A	112,800	5,817,096
Commercial Services & Supplies Total		59,756,942
Construction & Engineering – 1.3%
EMCOR Group, Inc. (a)	84,700	5,555,473
Insituform Technologies, Inc., Class A (a)(b)	72,500	1,529,025

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Shaw Group, Inc. (a)	214,900	8,694,854
URS Corp. (a)	139,700	7,024,116
Construction & Engineering Total		22,803,468
Electrical Equipment – 1.8%
A.O. Smith Corp.	60,500	2,377,045
Acuity Brands, Inc.	115,500	7,012,005
Baldor Electric Co.	109,600	5,083,248
Belden CDT, Inc. (b)	118,750	6,799,625
C&D Technologies, Inc. (a)(b)	68,300	425,509
MagneTek, Inc. (a)	79,400	395,412
Regal-Beloit Corp.	82,900	4,029,769
Vicor Corp.	52,000	617,240
Woodward Governor Co.	78,400	4,330,816
Electrical Equipment Total		31,070,669
Industrial Conglomerates – 0.2%
Standex International Corp.	33,100	944,343
Tredegar Corp. (b)	75,500	1,744,805
Industrial Conglomerates Total		2,689,148
Machinery – 4.3%
A.S.V., Inc. (a)(b)	54,700	958,891
Albany International Corp., Class A (b)	77,600	3,035,712
Astec Industries, Inc. (a)	50,100	2,158,809
Barnes Group, Inc. (b)	106,400	3,137,736
Briggs & Stratton Corp. (b)	131,500	4,267,175
Cascade Corp. (b)	28,100	1,913,610
CLARCOR, Inc. (b)	136,300	4,555,146
EnPro Industries, Inc. (a)	56,800	2,359,472
Gardner Denver, Inc. (a)	140,600	5,791,314
IDEX Corp.	214,875	8,100,787
Kaydon Corp.	74,900	3,613,925
Lindsay Manufacturing Co. (b)	31,000	1,064,850
Lydall, Inc. (a)	43,500	613,785
Manitowoc Co., Inc.	165,400	12,534,012
Mueller Industries, Inc.	98,600	3,450,014
Robbins & Myers, Inc.	45,300	2,034,876
Toro Co.	107,300	6,419,759
Valmont Industries, Inc. (b)	45,800	3,228,442
Wabash National Corp. (b)	81,300	1,189,419
Watts Water Technologies, Inc., Class A (b)	79,000	2,994,100
Machinery Total		73,421,834

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.3%
Kirby Corp. (a)	141,500	5,662,830
Marine Total		5,662,830
Road & Rail – 1.6%
Arkansas Best Corp. (b)	66,900	2,762,301
Heartland Express, Inc. (b)	156,868	2,630,676
Kansas City Southern (a)	204,200	8,382,410
Knight Transportation, Inc. (b)	153,700	2,878,801
Landstar System, Inc.	149,200	7,260,072
Old Dominion Freight Line, Inc. (a)(b)	74,450	2,325,074
Road & Rail Total		26,239,334
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	100,525	2,941,362
Kaman Corp.	64,300	1,889,134
Lawson Products, Inc.	11,100	408,813
Watsco, Inc. (b)	65,200	4,121,292
Trading Companies & Distributors Total		9,360,601
INDUSTRIALS TOTAL		305,120,269
INFORMATION TECHNOLOGY – 16.3%
Communications Equipment – 1.6%
Arris Group, Inc. (a)	288,300	4,742,535
Bel Fuse, Inc., Class B (b)	31,500	1,144,080
Black Box Corp.	46,200	1,683,066
Blue Coat Systems, Inc. (a)(b)	38,500	1,693,615
C-COR, Inc. (a)(b)	129,900	1,901,736
Comtech Telecommunications Corp. (a)	61,600	2,757,832
Digi International, Inc. (a)(b)	66,900	939,945
Ditech Networks, Inc. (a)	87,800	702,400
Harmonic, Inc. (a)	210,000	1,911,000
Inter-Tel, Inc.	56,900	1,487,935
NETGEAR, Inc. (a)(b)	91,400	3,410,134
Network Equipment Technologies, Inc. (a)	67,300	703,285
PC-Tel, Inc. (a)	59,400	579,744
Symmetricom, Inc. (a)(b)	123,600	1,004,868
Tollgrade Communications, Inc. (a)	35,300	390,065
ViaSat, Inc. (a)	65,500	2,121,545
Communications Equipment Total		27,173,785

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 0.8%
Adaptec, Inc. (a)	315,000	1,282,050
Avid Technology, Inc. (a)(b)	109,575	3,736,508
Hutchinson Technology, Inc. (a)(b)	69,200	1,264,976
Komag, Inc. (a)(b)	82,900	2,011,154
Neoware Systems, Inc. (a)(b)	53,200	645,316
Novatel Wireless, Inc. (a)(b)	79,800	1,853,754
Synaptics, Inc. (a)(b)	69,300	2,187,108
Computers & Peripherals Total		12,980,866
Electronic Equipment & Instruments – 4.9%
Aeroflex, Inc. (a)	196,000	2,771,440
Agilysys, Inc.	82,100	1,783,212
Anixter International, Inc. (a)	83,800	6,189,468
Bell Microproducts, Inc. (a)(b)	80,900	520,996
Benchmark Electronics, Inc. (a)	191,625	4,236,829
Brightpoint, Inc. (a)(b)	134,940	1,773,111
Checkpoint Systems, Inc. (a)	104,500	2,615,635
Cognex Corp. (b)	118,300	2,783,599
Coherent, Inc. (a)(b)	83,200	2,580,864
CTS Corp.	95,300	1,145,506
Daktronics, Inc. (b)	84,800	2,031,808
Electro Scientific Industries, Inc. (a)(b)	77,600	1,602,440
FLIR Systems, Inc. (a)(b)	174,400	7,213,184
Gerber Scientific, Inc. (a)	61,500	701,715
Insight Enterprises, Inc. (a)	128,700	2,851,992
Itron, Inc. (a)(b)	79,600	5,384,940
Keithley Instruments, Inc.	37,500	497,625
Littelfuse, Inc. (a)	59,800	2,396,784
LoJack Corp. (a)	50,000	1,099,000
Mercury Computer Systems, Inc. (a)(b)	59,200	770,784
Methode Electronics, Inc., Class A	97,300	1,467,284
MTS Systems Corp.	48,600	2,134,026
Newport Corp. (a)(b)	109,100	1,627,772
Park Electrochemical Corp.	53,700	1,495,545
Paxar Corp. (a)	110,500	3,342,625
Photon Dynamics, Inc. (a)	44,200	483,990
Planar Systems, Inc. (a)	46,100	334,225
Plexus Corp. (a)	122,900	2,705,029
RadiSys Corp. (a)	58,400	789,568
Rogers Corp. (a)(b)	47,000	1,891,280
ScanSource, Inc. (a)(b)	68,500	1,985,130

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Technitrol, Inc.	108,500	2,857,890
Trimble Navigation Ltd. (a)	314,400	9,177,336
X-Rite, Inc. (b)	76,300	1,141,448
Electronic Equipment & Instruments Total		82,384,080
Internet Software & Services – 0.8%
Bankrate, Inc. (a)(b)	30,400	1,322,400
InfoSpace, Inc. (b)	83,800	2,051,424
j2 Global Communications, Inc. (a)	130,300	4,342,899
MIVA, Inc. (a)	74,600	415,522
United Online, Inc.	176,500	3,011,090
Websense, Inc. (a)	119,300	2,684,250
Internet Software & Services Total		13,827,585
IT Services – 1.1%
CACI International, Inc., Class A (a)(b)	81,900	4,221,945
CIBER, Inc. (a)	143,800	1,281,258
eFunds Corp. (a)	125,600	4,246,536
Gevity HR, Inc. (b)	67,000	1,407,000
Keane, Inc. (a)(b)	118,600	1,682,934
Mantech International Corp., Class A (a)	48,600	1,554,228
MAXIMUS, Inc.	57,800	2,498,116
Startek, Inc. (b)	30,100	314,244
Sykes Enterprises, Inc. (a)	78,900	1,536,972
IT Services Total		18,743,233
Semiconductors & Semiconductor Equipment – 3.5%
Actel Corp. (a)	69,300	968,121
Advanced Energy Industries, Inc. (a)	94,400	2,316,576
AMIS Holdings, Inc. (a)	172,800	2,208,384
ATMI, Inc. (a)	93,800	2,865,590
Axcelis Technologies, Inc. (a)	269,600	1,733,528
Brooks Automation, Inc. (a)	201,430	3,563,296
Cabot Microelectronics Corp. (a)(b)	63,600	2,128,056
Cohu, Inc.	60,500	1,236,620
Cymer, Inc. (a)	99,200	3,981,888
Diodes, Inc. (a)(b)	53,400	1,975,266
DSP Group, Inc. (a)	77,300	1,684,367
Exar Corp. (a)(b)	96,700	1,314,153
FEI Co. (a)(b)	69,200	2,567,320

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Intevac, Inc. (a)	56,300	1,086,027
Kopin Corp. (a)(b)	180,700	646,906
Kulicke & Soffa Industries, Inc. (a)	153,100	1,465,167
Microsemi Corp. (a)(b)	200,700	4,626,135
MKS Instruments, Inc. (a)	98,800	2,692,300
Pericom Semiconductor Corp. (a)	69,900	766,104
Photronics, Inc. (a)(b)	111,200	1,634,640
Rudolph Technologies, Inc. (a)	66,400	1,065,056
Skyworks Solutions, Inc. (a)	434,400	3,079,896
Standard Microsystems Corp. (a)(b)	60,200	1,867,404
Supertex, Inc. (a)(b)	36,700	1,230,551
Ultratech, Inc. (a)(b)	61,900	826,365
Varian Semiconductor Equipment Associates, Inc. (a)	218,925	9,227,689
Veeco Instruments, Inc. (a)(b)	82,900	1,502,148
Semiconductors & Semiconductor Equipment Total		60,259,553
Software – 3.6%
Ansoft Corp. (a)	46,100	1,477,044
ANSYS, Inc. (a)	103,100	5,790,096
Blackbaud, Inc.	118,300	2,802,527
Captaris, Inc. (a)	72,000	370,800
Catapult Communications Corp. (a)(b)	26,500	268,445
Concur Technologies, Inc. (a)(b)	74,400	1,482,048
Epicor Software Corp. (a)	153,900	2,228,472
EPIQ Systems, Inc. (a)(b)	38,400	1,013,760
FactSet Research Systems, Inc.	100,400	6,408,532
Informatica Corp. (a)	231,400	3,531,164
JDA Software Group, Inc. (a)	78,100	1,420,639
Kronos, Inc. (a)	84,300	4,618,797
Manhattan Associates, Inc. (a)	72,500	2,106,850
Micros Systems, Inc. (a)(b)	108,100	5,998,469
Napster, Inc. (a)(b)	119,800	449,250
Phoenix Technologies Ltd. (a)	68,300	561,426
Progress Software Corp. (a)	108,600	3,568,596
Quality Systems, Inc. (b)	45,200	1,850,940
Radiant Systems, Inc. (a)	69,200	931,432
Secure Computing Corp. (a)(b)	171,700	1,308,354
Sonic Solutions (a)(b)	69,200	892,680
SPSS, Inc. (a)(b)	52,700	2,319,327

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Take-Two Interactive Software, Inc. (a)(b)	194,050	3,995,490
THQ, Inc. (a)	174,550	5,952,155
Software Total		61,347,293
INFORMATION TECHNOLOGY TOTAL		276,716,395
MATERIALS – 6.0%
Chemicals – 1.2%
Arch Chemicals, Inc.	64,500	2,267,820
Georgia Gulf Corp. (b)	91,100	1,572,386
H.B. Fuller Co.	161,200	4,392,700
Material Sciences Corp. (a)	33,800	358,956
OM Group, Inc. (a)	79,200	4,950,792
Omnova Solutions, Inc. (a)	111,800	627,198
Penford Corp.	23,800	454,342
PolyOne Corp. (a)	247,100	1,761,823
Quaker Chemical Corp.	26,700	639,465
Schulman A, Inc.	64,500	1,560,255
Tronox, Inc., Class B (b)	109,800	1,528,416
Chemicals Total		20,114,153
Construction Materials – 0.5%
Headwaters, Inc. (a)(b)	112,700	2,222,444
Texas Industries, Inc. (b)	72,600	6,314,748
Construction Materials Total		8,537,192
Containers & Packaging – 0.8%
AptarGroup, Inc. (b)	184,600	6,933,576
Caraustar Industries, Inc. (a)	77,400	458,982
Chesapeake Corp.	52,900	707,273
Myers Industries, Inc.	71,900	1,594,023
Rock-Tenn Co., Class A	91,400	3,191,688
Containers & Packaging Total		12,885,542
Metals & Mining – 3.1%
A.M. Castle & Co. (b)	38,100	1,409,700
AMCOL International Corp. (b)	58,100	1,444,947
Brush Engineered Materials, Inc. (a)(b)	53,600	2,875,640
Carpenter Technology Corp.	68,200	9,041,274
Century Aluminum Co. (a)	61,500	3,464,910
Chaparral Steel Co.	123,500	9,040,200
Cleveland-Cliffs, Inc. (b)	109,600	9,676,584
Gibraltar Industries, Inc.	79,400	1,710,276

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Quanex Corp. (b)	98,600	4,726,884
RTI International Metals, Inc. (a)	61,100	5,422,625
Ryerson Tull, Inc. (b)	69,900	2,651,307
Steel Technologies, Inc. (b)	30,600	917,082
Metals & Mining Total		52,381,429
Paper & Forest Products – 0.4%
Buckeye Technologies, Inc. (a)	100,600	1,430,532
Deltic Timber Corp. (b)	27,200	1,467,712
Neenah Paper, Inc.	39,300	1,721,340
Pope & Talbot, Inc. (a)(b)	43,500	181,830
Schweitzer-Mauduit International, Inc.	41,600	1,249,664
Wausau-Mosinee Paper Corp. (b)	119,000	1,629,110
Paper & Forest Products Total		7,680,188
MATERIALS TOTAL		101,598,504
PRIVATE PLACEMENT – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow (a)(c)(d)	2,062	—
Private Placement Total		—
PRIVATE PLACEMENT TOTAL		—
TELECOMMUNICATION SERVICES – 0.2%
Diversified Telecommunication Services – 0.2%
CT Communications, Inc. (b)	53,700	1,685,643
General Communication, Inc., Class A (a)	119,100	1,578,075
Diversified Telecommunication Services Total		3,263,718
TELECOMMUNICATION SERVICES TOTAL		3,263,718
UTILITIES – 5.0%
Electric Utilities – 1.1%
ALLETE, Inc.	81,000	3,888,000
Central Vermont Public Service Corp.	27,000	983,880
Cleco Corp.	153,500	4,141,430
El Paso Electric Co. (a)	122,800	3,341,388
UIL Holdings Corp.	66,733	2,188,842
Unisource Energy Corp.	93,800	3,426,514
Electric Utilities Total		17,970,054
Gas Utilities – 3.5%
Atmos Energy Corp.	235,700	7,634,323
Cascade Natural Gas Corp.	30,600	805,698
Energen Corp.	190,800	11,241,936
Laclede Group, Inc.	57,400	1,788,584

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – (continued)
New Jersey Resources Corp.	74,100	4,059,198
Northwest Natural Gas Co. (b)	72,500	3,612,675
Piedmont Natural Gas Co. (b)	198,500	5,268,190
South Jersey Industries, Inc. (b)	77,700	3,020,199
Southern Union Co.	286,887	9,983,668
Southwest Gas Corp.	111,800	4,266,288
UGI Corp.	282,200	8,127,360
Gas Utilities Total		59,808,119
Multi-Utilities – 0.3%
Avista Corp.	140,200	3,283,484
CH Energy Group, Inc. (b)	36,100	1,709,696
Multi-Utilities Total		4,993,180
Water Utilities – 0.1%
American States Water Co. (b)	45,300	1,632,159
Water Utilities Total		1,632,159
UTILITIES TOTAL		84,403,512

Total Common Stocks (cost of $1,006,954,269)		1,654,876,706

Investment Company – 0.8%
iShares S&P SmallCap 600 Index Fund (b)	194,200	14,098,920

Total Investment Company (cost of $12,918,970)		14,098,920

Securities Lending Collateral – 28.1%
State Street Navigator Securities Lending Prime Portfolio (e)	475,094,087	475,094,087

Total Securities Lending Collateral (cost of $475,094,087)		475,094,087

	Par ($)	Value ($)
Short-Term Obligations – 0.5%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
4.910% 06/14/07(f)(g)	1,000,000	987,589
U.S. GOVERNMENT OBLIGATION TOTAL		987,589
REPURCHASE AGREEMENT – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Agency Obligation maturing 12/02/21, market value of $7,070,987 (repurchase proceeds $6,932,001)	6,931,000	6,931,000

Total Short-Term Obligations (cost of $7,918,589)		7,918,589

Total Investments – 127.1% (cost of $1,502,885,915)(h)(i)		2,151,988,302

Other Assets & Liabilities, Net – (27.1)%		(458,606,740)

Net Assets – 100.0%		1,693,381,562

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at May 31, 2007. The market value of securities on loan at May 31, 2007 is $461,190,442.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Security has no value.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Security pledged as collateral for open futures contracts.

(h)	Cost for federal income tax purposes is $1,502,885,915.

(i)	Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$705,239,622	$(56,137,235)	$649,102,387

At May 31, 2007, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
Russell 2000 Index	54	$431,244	$327,008	Jun -2007	$104,236

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 16.8%
Auto Components – 2.2%
Cooper Tire & Rubber Co.	300,000	7,221,000
Tenneco Automotive, Inc. (a)	190,000	6,195,900
Visteon Corp. (a)	330,000	2,669,700
Auto Components Total		16,086,600
Diversified Consumer Services – 0.7%
Stewart Enterprises, Inc., Class A	600,000	4,644,000
Diversified Consumer Services Total		4,644,000
Hotels, Restaurants & Leisure – 2.2%
Bally Technologies, Inc. (a)	265,000	7,200,050
Morton’s Restaurant Group, Inc. (a)	250,000	3,925,000
Ruby Tuesday, Inc.	167,500	4,617,975
Hotels, Restaurants & Leisure Total		15,743,025
Household Durables – 2.6%
Helen of Troy Ltd. (a)	275,000	7,507,500
Hovnanian Enterprises, Inc., Class A (a)	135,000	3,410,100
Tupperware Brands Corp.	260,000	7,516,600
Household Durables Total		18,434,200
Leisure Equipment & Products – 0.7%
Callaway Golf Co.	280,300	5,093,051
Leisure Equipment & Products Total		5,093,051
Media – 3.4%
Carmike Cinemas, Inc.	260,000	6,773,000
Cinemark Holdings, Inc. (a)	410,736	7,947,742
Lee Enterprises, Inc.	116,000	2,913,920
World Wrestling Entertainment, Inc.	390,000	6,828,900
Media Total		24,463,562
Specialty Retail – 2.7%
Brown Shoe Co., Inc.	260,000	7,706,400
Genesco, Inc. (a)	47,800	2,502,330
Pacific Sunwear of California, Inc. (a)	209,800	4,172,922
Sonic Automotive, Inc.	155,000	4,825,150
Specialty Retail Total		19,206,802
Textiles, Apparel & Luxury Goods – 2.3%
Phillips-Van Heusen Corp.	65,000	3,972,800
Unifirst Corp.	106,000	4,426,560

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Warnaco Group, Inc. (a)	245,000	8,425,550
Textiles, Apparel & Luxury Goods Total		16,824,910
CONSUMER DISCRETIONARY TOTAL		120,496,150

CONSUMER STAPLES – 3.2%
Food Products – 0.6%
Sanderson Farms, Inc.	98,700	4,243,113
Food Products Total		4,243,113
Personal Products – 1.6%
Chattem, Inc. (a)	95,000	6,048,650
Inter Parfums, Inc.	210,000	5,575,500
Personal Products Total		11,624,150
Tobacco – 1.0%
Universal Corp.	110,000	6,992,700
Tobacco Total		6,992,700
CONSUMER STAPLES TOTAL		22,859,963
ENERGY – 5.3%
Energy Equipment & Services – 3.9%
Atwood Oceanics, Inc. (a)	81,000	5,316,840
Dawson Geophysical Co. (a)	75,000	3,992,250
Dresser-Rand Group, Inc. (a)	217,000	7,725,200
Oil States International, Inc. (a)	190,000	7,396,700
Universal Compression Holdings, Inc. (a)	54,800	4,072,188
Energy Equipment & Services Total		28,503,178
Oil, Gas & Consumable Fuels – 1.4%
Arlington Tankers	235,000	6,316,800
Petrohawk Energy Corp. (a)	221,000	3,602,300
Oil, Gas & Consumable Fuels Total		9,919,100
ENERGY TOTAL		38,422,278
FINANCIALS – 24.8%
Capital Markets – 2.6%
Affiliated Managers Group, Inc. (a)	63,000	8,202,600
Apollo Investment Corp.	150,000	3,529,500
Lazard Ltd., Class A	128,000	6,896,640
Capital Markets Total		18,628,740
Commercial Banks – 8.2%
AmericanWest Bancorporation	240,000	4,761,600
Bancorpsouth, Inc.	195,000	4,882,800

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Colonial BancGroup, Inc.	212,000	5,350,880
Community Bank System, Inc.	163,000	3,351,280
First Midwest Bancorp, Inc.	148,000	5,444,920
First State Bancorporation	168,000	3,716,160
Independent Bank Corp.	150,000	4,444,500
Pacific Capital Bancorp	175,000	4,504,500
Prosperity Bancshares, Inc.	205,000	7,101,200
SVB Financial Group (a)	150,000	7,960,500
UCBH Holdings, Inc.	191,000	3,554,510
Umpqua Holdings Corp.	140,000	3,494,400
Commercial Banks Total		58,567,250
Insurance – 4.9%
Argonaut Group, Inc. (a)	179,000	5,930,270
Delphi Financial Group, Inc., Class A	149,000	6,398,060
National Financial Partners Corp.	117,000	5,479,110
NYMAGIC, Inc.	90,000	3,771,900
Platinum Underwriters Holdings Ltd.	198,000	6,819,120
Zenith National Insurance Corp.	140,000	6,771,800
Insurance Total		35,170,260
Real Estate Investment Trusts (REITs) – 7.8%
Alexandria Real Estate Equities, Inc.	70,000	7,364,000
Digital Realty Trust, Inc.	180,000	7,308,000
Equity Inns, Inc.	380,000	7,596,200
LaSalle Hotel Properties	132,000	6,283,200
LTC Properties, Inc.	257,000	6,162,860
Mid-America Apartment Communities, Inc.	141,000	8,283,750
OMEGA Healthcare Investors, Inc.	305,000	5,249,050
Tanger Factory Outlet Centers, Inc.	180,000	7,551,000
Real Estate Investment Trusts (REITs) Total		55,798,060
Thrifts & Mortgage Finance – 1.3%
First Niagara Financial Group, Inc.	275,000	3,773,000
NewAlliance Bancshares, Inc.	360,000	5,803,200
Thrifts & Mortgage Finance Total		9,576,200
FINANCIALS TOTAL		177,740,510
HEALTH CARE – 5.3%
Health Care Equipment & Supplies – 1.5%
Datascope Corp.	108,000	3,979,800
Medical Action Industries, Inc. (a)	335,000	6,767,000
Health Care Equipment & Supplies Total		10,746,800

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 3.8%
Kindred Healthcare, Inc. (a)	185,000	5,920,000
LifePoint Hospitals, Inc. (a)	189,000	7,671,510
Magellan Health Services, Inc. (a)	140,000	6,272,000
Owens & Minor, Inc.	202,000	7,171,000
Health Care Providers & Services Total		27,034,510
HEALTH CARE TOTAL		37,781,310
INDUSTRIALS – 20.1%
Aerospace & Defense – 3.6%
AAR Corp. (a)	180,000	5,850,000
BE Aerospace, Inc. (a)	205,000	7,849,450
DRS Technologies, Inc.	120,000	6,162,000
Esterline Technologies Corp. (a)	132,000	6,006,000
Aerospace & Defense Total		25,867,450
Airlines – 0.5%
Alaska Air Group, Inc. (a)	115,000	3,353,400
Airlines Total		3,353,400
Commercial Services & Supplies – 6.5%
ABM Industries, Inc.	188,000	5,547,880
Bowne & Co., Inc.	158,000	3,063,620
CBIZ, Inc. (a)	435,000	3,253,800
Comfort Systems USA, Inc.	455,000	6,370,000
Consolidated Graphics, Inc. (a)	100,000	7,260,000
Cornell Companies, Inc. (a)	315,000	7,506,450
FTI Consulting, Inc. (a)	193,000	7,156,440
Watson Wyatt Worldwide, Inc., Class A	125,000	6,446,250
Commercial Services & Supplies Total		46,604,440
Construction & Engineering – 1.5%
Integrated Electrical Services, Inc. (a)	150,000	3,972,000
Washington Group International, Inc. (a)	76,000	6,384,000
Construction & Engineering Total		10,356,000
Electrical Equipment – 2.3%
Baldor Electric Co.	160,000	7,420,800
JA Solar Holdings Co. Ltd. (a)	210,000	4,991,700
LSI Industries, Inc.	281,000	4,288,060
Electrical Equipment Total		16,700,560
Machinery – 3.7%
Actuant Corp., Class A	87,000	4,839,810
AGCO Corp. (a)	168,500	7,292,680

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Barnes Group, Inc.	285,000	8,404,650
Gardner Denver, Inc. (a)	145,000	5,972,550
Machinery Total		26,509,690
Marine – 1.0%
Eagle Bulk Shipping, Inc.	330,000	7,352,400
Marine Total		7,352,400
Trading Companies & Distributors – 1.0%
GATX Corp.	140,000	7,203,000
Trading Companies & Distributors Total		7,203,000
INDUSTRIALS TOTAL		143,946,940
INFORMATION TECHNOLOGY – 10.1%
Communications Equipment – 1.1%
CommScope, Inc. (a)	138,000	7,552,740
Communications Equipment Total		7,552,740
Computers & Peripherals – 1.3%
Brocade Communications Systems, Inc. (a)	259,600	2,383,128
Electronics for Imaging, Inc. (a)	230,000	6,557,300
Computers & Peripherals Total		8,940,428
Electronic Equipment & Instruments – 5.2%
Aeroflex, Inc. (a)	323,000	4,567,220
Agilysys, Inc.	125,000	2,715,000
Benchmark Electronics, Inc. (a)	130,000	2,874,300
Electro Scientific Industries, Inc. (a)	175,000	3,613,750
Gerber Scientific, Inc. (a)	365,000	4,164,650
MTS Systems Corp.	115,000	5,049,650
Rofin-Sinar Technologies, Inc. (a)	100,000	6,750,000
X-Rite, Inc. (a)	510,000	7,629,600
Electronic Equipment & Instruments Total		37,364,170
Internet Software & Services – 0.7%
Ariba, Inc. (a)	575,000	5,353,250
Internet Software & Services Total		5,353,250
Semiconductors & Semiconductor Equipment – 0.8%
Cypress Semiconductor Corp. (a)	270,000	5,796,900
Semiconductors & Semiconductor Equipment Total		5,796,900
Software – 1.0%
i2 Technologies, Inc. (a)	186,000	3,489,360

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Lawson Software, Inc. (a)	403,000	3,699,540
Software Total		7,188,900
INFORMATION TECHNOLOGY TOTAL		72,196,388
MATERIALS – 6.9%
Chemicals – 1.9%
Olin Corp.	170,700	3,454,968
Rockwood Holdings, Inc. (a)	210,000	6,738,900
Terra Industries, Inc. (a)	195,000	3,781,050
Chemicals Total		13,974,918
Construction Materials – 0.6%
US Concrete, Inc. (a)	520,000	4,596,800
Construction Materials Total		4,596,800
Containers & Packaging – 1.9%
Crown Holdings, Inc. (a)	280,000	6,980,400
Rock-Tenn Co., Class A	180,000	6,285,600
Containers & Packaging Total		13,266,000
Metals & Mining – 2.5%
AMCOL International Corp.	148,000	3,680,760
Carpenter Technology Corp.	53,000	7,026,210
Ryerson Tull, Inc.	87,000	3,299,910
Steel Dynamics, Inc.	85,000	3,986,500
Metals & Mining Total		17,993,380
MATERIALS TOTAL		49,831,098
TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.8%
Cincinnati Bell, Inc. (a)	1,050,000	6,121,500
Diversified Telecommunication Services Total		6,121,500
TELECOMMUNICATION SERVICES TOTAL		6,121,500
UTILITIES – 4.2%
Electric Utilities – 0.8%
ITC Holdings Corp.	122,000	5,294,800
Electric Utilities Total		5,294,800
Gas Utilities – 1.8%
Atmos Energy Corp.	195,000	6,316,050
New Jersey Resources Corp.	121,000	6,628,380
Gas Utilities Total		12,944,430
Multi-Utilities – 1.6%
Integrys Energy Group, Inc.	115,000	6,428,500

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
PNM Resources, Inc.	179,000	5,282,290
Multi-Utilities Total		11,710,790
UTILITIES TOTAL		29,950,020

Total Common Stocks (cost of $584,204,056)		699,346,157

	Par ($)
Short-Term Obligation – 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Agency Obligation maturing 02/09/26, market value of 17,428,250(repurchase proceeds $17,085,468)	17,083,000	17,083,000

Total Short-Term Obligation (cost of $17,083,000)		17,083,000

Total Investments – 99.9% (cost of $601,287,056)(b)(c)		716,429,157

Other Assets & Liabilities, Net – 0.1%		960,644

Net Assets – 100.0%		717,389,801

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

7

(b)	Cost for federal income tax purposes is $601,287,056.

(c)	Unrealized appreciation and depreciation at May 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$125,452,696	$(10,310,595)	$115,142,101

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 23, 2007